FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2024 and 2023

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of Separate Account VA BNY

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA BNY (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts

AB Balanced Hedged Allocation Class B Shares (1)	TA BlackRock iShares Edge 50 Service Class (1)

AB Large Cap Growth Class B Shares (1)	TA BlackRock iShares Edge 75 Service Class (1)

AB Relative Value Class B Shares (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)

American Funds - Asset Allocation Class 2 Shares (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)

American Funds - Asset Allocation Class 4 Shares (1)	TA BlackRock iShares Tactical - Growth Service Class (1)

American Funds - Growth Class 2 Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)

American Funds - Growth Class 4 Shares (1)	TA BlackRock Real Estate Securities Service Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

American Funds - Growth-Income Class 2 Shares (1)	TA BlackRock Tactical Allocation Service Class (1)

American Funds - Growth-Income Class 4 Shares (1)	TA Goldman Sachs 70/30 Service Class (1)

American Funds - International Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)

American Funds - International Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)

American Funds - New World Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)

American Funds - The Bond Fund of America Class 2 Shares (1)	TA Great Lakes Advisors Large Cap Value Service Class (1)

American Funds - The Bond Fund of America Class 4 Shares (1)	TA International Focus Initial Class (1)

Dimensional VA Equity Allocation (1)	TA International Focus Service Class (1)

Dimensional VA Global Bond (1)	TA Janus Balanced Service Class (1)

Dimensional VA Global Moderate Allocation (1)	TA Janus Mid-Cap Growth Initial Class (1)

Dimensional VA International Small (1)	TA Janus Mid-Cap Growth Service Class (1)

Dimensional VA International Value (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)

Dimensional VA Short-Term Fixed (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)

Dimensional VA U.S. Large Value (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)

Dimensional VA U.S. Targeted Value (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)

Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)

Fidelity® VIP Consumer Staples Initial Class (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)

Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)

Fidelity® VIP Energy Service Class 2 (1)	TA JPMorgan Enhanced Index Initial Class (1)

Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)

Fidelity® VIP Growth Service Class 2 (1)	TA JPMorgan International Moderate Growth Service Class (1)

Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)

Fidelity® VIP Health Care Service Class 2 (1)	TA Madison Diversified Income Service Class (1)

Fidelity® VIP Mid Cap Initial Class (1)	TA Market Participation Strategy Service Class (1)

Fidelity® VIP Mid Cap Service Class 2 (1)	TA Morgan Stanley Global Allocation Service Class (1)

Fidelity® VIP Technology Initial Class (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)

Fidelity® VIP Utilities Initial Class (1)	TA MSCI EAFE Index Service Class (1)

Fidelity® VIP Value Strategies Initial Class (1)	TA Multi-Managed Balanced Initial Class (1)

Fidelity® VIP Value Strategies Service Class 2 (1)	TA Multi-Managed Balanced Service Class (1)

Franklin Allocation Class 4 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)

Franklin Income Class 2 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)

Franklin Mutual Shares Class 2 Shares (1)	TA S&P 500 Index Initial Class (1)

Franklin Templeton Foreign Class 2 Shares (1)	TA S&P 500 Index Service Class (1)

Invesco V.I. American Franchise Series II Shares (1)	TA Small/Mid Cap Value Initial Class (1)

Janus Henderson - Enterprise Service Shares (1)	TA Small/Mid Cap Value Service Class (1)

Janus Henderson - Global Research Service Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)

Janus Henderson - Mid Cap Value Service Shares (1)	TA T. Rowe Price Small Cap Service Class (1)

LVIP JPMorgan Core Bond Standard Shares (1)	TA TSW International Equity Initial Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

LVIP JPMorgan Mid Cap Value Standard Shares (1)	TA TSW International Equity Service Class (1)

LVIP JPMorgan Small Cap Core Standard Shares (1)	TA TSW Mid Cap Value Opportunities Service Class (1)

LVIP JPMorgan U.S. Equity Standard Shares (1)	TA WMC US Growth Initial Class (1)

MFS® New Discovery Service Class (1)	TA WMC US Growth Service Class (1)

MFS® Total Return Service Class (1)	Vanguard® Balanced (1)

State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Capital Growth (1)

TA 60/40 Allocation Service Class (1)	Vanguard® Conservative Allocation (1)

TA Aegon Bond Initial Class (1)	Vanguard® Diversified Value (1)

TA Aegon Bond Service Class (1)	Vanguard® Equity Income (1)

TA Aegon Core Bond Service Class (1)	Vanguard® Equity Index (1)

TA Aegon High Yield Bond Initial Class (1)	Vanguard® Global Bond Index (1)

TA Aegon High Yield Bond Service Class (1)	Vanguard® Growth (1)

TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® High Yield Bond (1)

TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® International (1)

TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Mid-Cap Index (1)

TA Aegon U.S. Government Securities Service Class (1)	Vanguard® Moderate Allocation (1)

TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Money Market (1)

TA BlackRock Government Money Market Initial Class (1)	Vanguard® Real Estate Index (1)

TA BlackRock Government Money Market Service Class (1)	Vanguard® Short-Term Investment Grade (1)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Total Bond Market Index (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Vanguard® Total International Stock Market Index (1)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Vanguard® Total Stock Market Index (1)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Voya Global Perspectives Class S Shares (1)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)	Voya Large Cap Value Class S Shares (1)

TA BlackRock iShares Edge 100 Service Class (1)	Wanger Acorn (1)

TA BlackRock iShares Edge 40 Initial Class (1)	Wanger International (1)

TA BlackRock iShares Edge 40 Service Class (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA BNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA BNY indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares (1)	TA BlackRock iShares Edge 75 Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)
AB Relative Value Class B Shares (1)	TA BlackRock Real Estate Securities Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
American Funds - Asset Allocation Class 4 Shares (1)	TA Goldman Sachs 70/30 Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
American Funds - Growth Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
American Funds - Growth-Income Class 4 Shares (1)	TA Great Lakes Advisors Large Cap Value Service Class (1)
American Funds - International Class 2 Shares (1)	TA International Focus Initial Class (1)
American Funds - International Class 4 Shares (1)	TA International Focus Service Class (1)
American Funds - New World Class 4 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - The Bond Fund of America Class 4 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
DFA VA Equity Allocation (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
DFA VA Global Moderate Allocation (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)

DFA VA International Value (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
DFA VA Short-Term Fixed (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
DFA VA U.S. Large Value (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA U.S. Targeted Value (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Consumer Staples Initial Class (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan International Moderate Growth Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Energy Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Health Care Service Class 2 (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA MSCI EAFE Index Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Technology Initial Class (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Utilities Initial Class (1)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
Franklin Income Class 2 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Franklin Mutual Shares Class 2 Shares (1)	TA S&P 500 Index Initial Class (3)
Franklin Templeton Foreign Class 2 Shares (1)	TA S&P 500 Index Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA Small/Mid Cap Value Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
LVIP JPMorgan Core Bond Standard Shares (2)	TA TS&W International Equity Initial Class (1)
LVIP JPMorgan Mid Cap Value Standard Shares (2)	TA TS&W International Equity Service Class (1)
LVIP JPMorgan Small Cap Core Standard Shares (2)	TA WMC US Growth Initial Class (1)

LVIP JPMorgan U.S. Equity Standard Shares (2)	TA WMC US Growth Service Class (1)
MFS® New Discovery Service Class (1)	Vanguard® Balanced (1)
MFS® Total Return Service Class (1)	Vanguard® Capital Growth (1)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Conservative Allocation (1)
TA 60/40 Allocation Service Class (1)	Vanguard® Diversified Value (1)
TA Aegon Bond Initial Class (1)	Vanguard® Equity Income (1)
TA Aegon Bond Service Class (1)	Vanguard® Equity Index (1)
TA Aegon Core Bond Service Class (1)	Vanguard® Global Bond Index (1)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Growth (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® High Yield Bond (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® International (1)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® Mid-Cap Index (1)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Moderate Allocation (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® Money Market (1)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Total International Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Vanguard® Total Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock iShares Edge 100 Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Wanger Acorn (1)
TA BlackRock iShares Edge 40 Service Class (1)	Wanger International (1)
TA BlackRock iShares Edge 50 Service Class (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022
(2)	Statements of operations and changes in net assets for the period April 28, 2023 (commencement of operations) through December 31, 2023
(3)	Statements of operations and changes in net assets for the year ended December 31, 2023 and the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA BNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA BNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA BNY since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	382,211.927	$3,677,554	$3,443,729	$4	$3,443,733	701,882	$2.242569	$18.224750
AB Large Cap Growth Class B Shares	3,209.014	191,249	255,823	(9)	255,814	38,190	4.894028	33.710392
AB Relative Value Class B Shares	945,010.775	28,464,911	29,172,483	71	29,172,554	2,204,207	2.947588	30.428748
American Funds - Asset Allocation Class 2 Shares	2,063,313.561	48,368,027	52,923,993	(68)	52,923,925	5,296,840	2.770561	24.598933
American Funds - Asset Allocation Class 4 Shares	254,401.268	5,949,006	6,464,336	2	6,464,338	440,458	14.153154	15.393867
American Funds - Growth Class 2 Shares	697,007.945	66,075,667	87,676,629	(23)	87,676,606	2,602,519	6.297869	55.812403
American Funds - Growth Class 4 Shares	263,167.722	24,854,210	32,206,466	1	32,206,467	1,471,869	21.161152	23.015719
American Funds - Growth-Income Class 2 Shares	523,650.420	27,295,630	35,807,216	73	35,807,289	1,726,401	4.333386	39.128351
American Funds - Growth-Income Class 4 Shares	164,008.787	9,432,018	11,011,550	(3)	11,011,547	580,706	18.307638	19.912282
American Funds - International Class 2 Shares	1,153,198.985	21,670,998	20,469,282	(89)	20,469,193	4,037,492	1.339547	15.223313
American Funds - International Class 4 Shares	194,711.495	3,476,255	3,399,663	(3)	3,399,660	278,976	11.741468	12.771178
American Funds - New World Class 4 Shares	44,451.629	1,183,020	1,160,188	(2)	1,160,186	85,563	13.053637	14.198201
American Funds - The Bond Fund of America Class 2 Shares	1,963,621.516	20,123,769	17,908,228	(64)	17,908,164	4,490,813	1.029417	11.164013
American Funds - The Bond Fund of America Class 4 Shares	559,945.108	5,283,665	5,078,702	(1)	5,078,701	561,145	8.718560	9.483312
Dimensional VA Equity Allocation	-	-	-	-	-	-	16.331786	16.496847
Dimensional VA Global Bond	20,291.158	206,204	197,636	-	197,636	20,694	9.214372	10.280890
Dimensional VA Global Moderate Allocation	-	-	-	-	-	-	14.243227	14.387206
Dimensional VA International Small	-	-	-	-	-	-	12.118236	12.240750
Dimensional VA International Value	-	-	-	-	-	-	13.792829	13.932228
Dimensional VA Short-Term Fixed	-	-	-	-	-	-	10.733613	10.842224
Dimensional VA U.S. Large Value	-	-	-	-	-	-	14.681229	14.829645
Dimensional VA U.S. Targeted Value	-	-	-	-	-	-	17.626919	17.805046
Fidelity® VIP Balanced Service Class 2	1,668,354.999	34,268,510	39,523,330	105	39,523,435	3,857,252	2.810241	28.694375
Fidelity® VIP Consumer Staples Initial Class	48,581.928	951,517	948,319	-	948,319	67,272	13.585661	14.776508
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-	43.130674	44.928096
Fidelity® VIP Contrafund® Service Class 2	1,493,727.764	68,258,644	82,901,891	116	82,902,007	3,724,585	4.366248	44.083123
Fidelity® VIP Energy Service Class 2	108,117.864	2,814,859	2,706,190	-	2,706,190	100,015	26.097957	28.384099
Fidelity® VIP Equity-Income Service Class 2	14,087.639	316,335	359,235	(13)	359,222	110,569	2.723793	18.717716
Fidelity® VIP Growth Service Class 2	12,451.907	975,726	1,154,790	52	1,154,842	173,882	5.270674	37.766648
Fidelity® VIP Growth Opportunities Service Class 2	71.289	2,670	5,728	34	5,762	934	5.946885	8.163063
Fidelity® VIP Health Care Service Class 2	98,548.982	3,392,563	3,509,329	2	3,509,331	294,915	11.502718	12.511499
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-	28.550599	29.740706
Fidelity® VIP Mid Cap Service Class 2	857,960.250	30,487,756	30,440,430	8	30,440,438	1,782,337	3.111584	29.174452
Fidelity® VIP Technology Initial Class	654,384.679	22,381,068	27,346,736	9	27,346,745	1,043,291	25.376687	27.600250
Fidelity® VIP Utilities Initial Class	40,123.512	895,858	969,785	1	969,786	57,194	16.367867	17.802782
Fidelity® VIP Value Strategies Initial Class	739.091	9,997	11,463	1	11,464	389	28.323127	29.503731
Fidelity® VIP Value Strategies Service Class 2	791,049.017	12,343,218	12,443,201	(29)	12,443,172	819,443	3.244874	28.947691
Franklin Allocation Class 4 Shares	171,604.348	865,306	935,244	(17)	935,227	355,491	2.442781	14.013335
Franklin Income Class 2 Shares	76,154.090	1,118,902	1,093,573	(2)	1,093,571	569,206	1.718439	14.257493
Franklin Mutual Shares Class 2 Shares	15,189.507	250,000	248,956	13	248,969	129,988	1.669302	14.340596
Franklin Templeton Foreign Class 2 Shares	41,308.169	564,534	568,400	(6)	568,394	518,072	0.992640	11.428542
Invesco V.I. American Franchise Series II Shares	1,720.057	86,677	123,156	12	123,168	28,284	3.946531	30.611258
Janus Henderson - Enterprise Service Shares	2,183.368	145,588	163,141	8	163,149	23,755	2.864952	24.052202

See accompanying notes	11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Henderson - Global Research Service Shares	3,874.664	$165,147	$271,110	$(27)	$271,083	91,917	$2.045867	$24.015695
Janus Henderson - Mid Cap Value Service Shares	154.107	2,362	2,725	(1)	2,724	731	3.595670	3.874360
LVIP JPMorgan Core Bond Standard Shares	23,155.040	228,435	222,520	(1)	222,519	174,715	1.163506	9.262649
LVIP JPMorgan Mid Cap Value Standard Shares	26,594.161	250,219	259,187	-	259,187	47,852	4.878825	15.612582
LVIP JPMorgan Small Cap Core Standard Shares	-	-	-	-	-	-	4.511311	14.393676
LVIP JPMorgan U.S. Equity Standard Shares	1,277.158	48,995	56,823	-	56,823	7,245	7.205313	25.396057
MFS® New Discovery Service Class	80,369.106	1,148,792	863,968	(16)	863,952	193,727	3.752876	19.748948
MFS® Total Return Service Class	25,942.200	584,673	587,331	(17)	587,314	238,110	2.051493	15.208557
State Street Total Return V.I.S. Class 3 Shares	241,416.485	3,609,819	3,782,996	5	3,783,001	716,919	1.741586	17.880037
TA 60/40 Allocation Service Class	876,440.195	10,731,450	12,191,283	5	12,191,288	803,555	14.509992	16.361108
TA Aegon Bond Initial Class	23,924.163	264,353	226,801	4	226,805	141,205	1.248281	1.661087
TA Aegon Bond Service Class	4,273,789.256	47,220,006	40,130,881	(94)	40,130,787	12,192,398	1.036065	10.912343
TA Aegon Core Bond Service Class	2,852,027.845	36,830,371	32,712,759	(44)	32,712,715	5,866,792	0.984656	11.133938
TA Aegon High Yield Bond Initial Class	11,099.358	81,497	77,474	2	77,476	25,517	1.817939	15.656923
TA Aegon High Yield Bond Service Class	977,438.743	7,135,687	6,978,913	(3)	6,978,910	1,039,352	1.909569	15.252237
TA Aegon Sustainable Equity Income Initial Class	125,144.025	2,224,819	2,618,013	31	2,618,044	747,335	1.941578	22.026326
TA Aegon Sustainable Equity Income Service Class	612,119.562	11,414,148	12,836,147	29	12,836,176	1,529,653	1.943276	21.437961
TA Aegon U.S. Government Securities Initial Class	15,826.910	171,818	139,593	(4)	139,589	74,649	1.020971	1.869935
TA Aegon U.S. Government Securities Service Class	1,881,184.116	18,596,040	17,288,082	(35)	17,288,047	4,668,024	0.993044	10.116893
TA American Funds Managed Risk - Balanced Service Class	5,631,988.804	62,741,175	67,133,307	(98)	67,133,209	4,444,270	13.674725	16.767254
TA BlackRock Government Money Market Initial Class	166,527.960	166,528	166,528	(15)	166,513	120,445	0.787249	1.382482
TA BlackRock Government Money Market Service Class	38,626,858.938	38,626,857	38,626,859	(1,490)	38,625,369	8,023,849	0.770134	11.070867
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,360,184.775	13,443,427	12,690,524	1	12,690,525	3,242,937	1.111921	13.937355
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	6,312,645.728	65,824,798	66,535,286	134	66,535,420	12,041,781	1.208482	14.550945
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	2,595,316.657	27,523,018	29,586,610	76	29,586,686	6,019,108	1.183094	14.864067
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	4,476,477.661	52,066,720	50,226,079	94	50,226,173	8,332,199	1.152231	14.726859
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	2,314,635.920	28,349,395	29,881,950	(206)	29,881,744	4,049,491	1.400860	16.838102
TA BlackRock iShares Edge 100 Service Class	365,215.952	5,040,694	5,401,544	8	5,401,552	270,937	17.110489	21.765242
TA BlackRock iShares Edge 40 Initial Class	7,352.902	64,433	65,000	2	65,002	31,256	1.640472	2.168602
TA BlackRock iShares Edge 40 Service Class	2,035,893.726	18,937,422	17,854,788	(40)	17,854,748	3,095,978	1.245463	14.707992
TA BlackRock iShares Edge 50 Service Class	2,621,856.861	33,556,614	34,608,511	4	34,608,515	2,471,749	12.523960	15.362285
TA BlackRock iShares Edge 75 Service Class	1,156,668.735	16,333,946	16,979,897	28	16,979,925	1,021,016	14.725716	18.256485
TA BlackRock iShares Tactical - Balanced Service Class	2,047,631.403	22,585,174	20,517,267	(23)	20,517,244	4,217,287	1.171813	15.781186
TA BlackRock iShares Tactical - Conservative Service Class	1,062,219.580	11,800,404	10,335,397	(38)	10,335,359	1,859,962	1.129188	14.753459
TA BlackRock iShares Tactical - Growth Service Class	2,494,873.515	26,989,051	25,796,992	(47)	25,796,945	2,994,845	1.359993	18.199083
TA BlackRock Real Estate Securities Initial Class	1,030.287	10,938	9,932	(4)	9,928	3,315	1.637952	12.998281
TA BlackRock Real Estate Securities Service Class	407,670.749	4,462,045	4,231,622	(21)	4,231,601	808,217	1.263446	12.676683

See accompanying notes.	12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Tactical Allocation Service Class	4,014,419.821	$59,937,882	$59,774,711	$147	$59,774,858	10,896,681	$1.554770	$18.739024
TA Goldman Sachs 70/30 Service Class	112,178.974	1,385,317	1,465,057	(1)	1,465,056	100,069	14.127373	15.365810
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	21,826,073.785	257,066,759	261,912,885	3	261,912,888	46,097,738	1.260592	16.484773
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	3,282,679.112	39,536,475	36,962,967	(159)	36,962,808	9,787,963	1.185728	14.651472
TA Goldman Sachs Managed Risk - Growth ETF Service Class	17,637,162.532	180,339,408	200,710,910	(154)	200,710,756	38,366,805	1.700522	20.002051
TA Great Lakes Advisors Large Cap Value Service Class	405,471.145	4,676,784	5,461,696	(1)	5,461,695	353,012	14.666912	16.538195
TA International Focus Initial Class	7,815.216	63,926	63,460	(5)	63,455	25,754	1.835458	16.129391
TA International Focus Service Class	851,241.079	7,098,982	6,733,317	(52)	6,733,265	851,320	1.470537	15.720788
TA Janus Balanced Service Class	4,915,860.862	80,120,568	86,273,358	(113)	86,273,245	8,206,695	2.103803	24.843130
TA Janus Mid-Cap Growth Initial Class	1,033.225	33,679	33,983	1	33,984	5,403	3.109298	29.861814
TA Janus Mid-Cap Growth Service Class	557,005.067	17,975,754	16,537,480	20	16,537,500	995,530	3.363445	29.086894
TA JPMorgan Asset Allocation - Conservative Initial Class	2,727.301	28,098	24,355	-	24,355	11,768	1.704551	2.224761
TA JPMorgan Asset Allocation - Conservative Service Class	3,986,383.892	39,305,413	35,080,178	(158)	35,080,020	9,080,178	1.365302	14.573166
TA JPMorgan Asset Allocation - Growth Initial Class	5,320.923	54,311	62,148	3	62,151	16,941	3.151782	4.323114
TA JPMorgan Asset Allocation - Growth Service Class	1,368,442.452	15,048,693	15,709,719	5	15,709,724	1,442,689	2.342084	26.693750
TA JPMorgan Asset Allocation - Moderate Initial Class	17,761.552	198,246	193,601	2	193,603	78,603	2.056516	2.720449
TA JPMorgan Asset Allocation - Moderate Service Class	21,858,309.573	245,858,414	233,665,329	239	233,665,568	40,130,538	1.668953	16.859061
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,305.379	12,714	14,437	(3)	14,434	4,945	2.473912	3.322626
TA JPMorgan Asset Allocation - Moderate Growth Service Class	11,881,074.618	133,341,687	128,434,417	(40)	128,434,377	21,866,157	1.682472	20.279534
TA JPMorgan Enhanced Index Initial Class	34,146.192	698,019	975,557	2	975,559	131,325	4.437709	43.275729
TA JPMorgan Enhanced Index Service Class	782,325.591	19,777,154	22,186,754	25	22,186,779	754,243	4.395180	42.180816
TA JPMorgan International Moderate Growth Service Class	2,741,044.420	26,343,304	24,751,631	131	24,751,762	7,035,497	1.182415	14.595258
TA JPMorgan Tactical Allocation Service Class	4,232,249.553	64,232,725	56,712,144	(20)	56,712,124	9,327,167	1.275317	14.396961
TA Madison Diversified Income Service Class	499,608.979	6,335,944	5,535,667	5	5,535,672	433,013	1.457663	15.398786
TA Market Participation Strategy Service Class	1,942,646.404	21,683,500	21,990,757	19	21,990,776	2,724,463	1.864855	22.131590
TA Morgan Stanley Global Allocation Service Class	3,498,794.906	48,759,456	45,414,358	219	45,414,577	9,726,438	1.650527	17.364091
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	1,659,427.991	13,863,074	11,367,082	22	11,367,104	1,033,697	10.241337	12.226993
TA MSCI EAFE Index Service Class	798,060.464	9,425,322	10,103,445	4	10,103,449	780,818	11.746327	13.978293
TA Multi-Managed Balanced Initial Class	3,107.279	43,919	51,581	(16)	51,565	12,065	3.543836	4.419962
TA Multi-Managed Balanced Service Class	5,659,693.948	84,913,329	90,894,685	(8)	90,894,677	6,747,615	2.834639	25.668446
TA PineBridge Inflation Opportunities Service Class	1,050,905.299	10,937,951	10,235,818	58	10,235,876	3,245,580	0.987256	11.195146
TA ProFunds UltraBear Service Class (OAM)	57,874.796	357,564	328,150	-	328,150	35,319	9.273779	9.305158
TA S&P 500 Index Initial Class	-	-	-	-	-	-	14.602813	14.681064
TA S&P 500 Index Service Class	5,666,658.873	106,273,719	137,529,811	59	137,529,870	5,617,776	22.238416	26.462338
TA Small/Mid Cap Value Initial Class	176,141.686	3,372,763	3,491,128	11	3,491,139	226,572	3.234621	27.769753
TA Small/Mid Cap Value Service Class	824,311.298	14,813,996	15,604,213	56	15,604,269	1,203,838	3.192937	27.050836
TA T. Rowe Price Small Cap Initial Class	10,284.992	130,906	127,534	(6)	127,528	27,084	3.760501	33.022676
TA T. Rowe Price Small Cap Service Class	3,611,234.713	40,196,536	38,242,976	(75)	38,242,901	1,968,661	4.327360	32.199688
TA TSW International Equity Initial Class	36,371.698	448,881	528,117	15	528,132	182,236	1.903350	16.265062
TA TSW International Equity Service Class	575,043.976	8,224,422	8,263,382	(2)	8,263,380	890,059	1.243841	15.846994
TA TSW Mid Cap Value Opportunities Service Class	1,046,296.399	15,460,333	13,172,872	(26)	13,172,846	833,092	3.159574	25.914700

See accompanying notes.	13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA WMC US Growth Initial Class	193,050.718	$6,453,641	$8,119,713	$59	$8,119,772	1,710,408	$4.500880	$52.943614
TA WMC US Growth Service Class	2,295,348.708	71,803,693	90,849,902	40	90,849,942	2,918,988	4.412910	51.570803
Vanguard® Balanced	127,020.335	3,013,822	3,146,294	-	3,146,294	230,179	13.126710	14.645714
Vanguard® Capital Growth	-	-	-	-	-	-	17.101212	17.274104
Vanguard® Conservative Allocation	19,567.091	505,375	487,808	(2)	487,806	43,444	10.796721	12.046373
Vanguard® Diversified Value	-	-	-	-	-	-	17.450967	17.627324
Vanguard® Equity Income	-	-	-	-	-	-	15.641919	15.800043
Vanguard® Equity Index	0.031	1	2	(2)	-	-	40.070261	42.909583
Vanguard® Global Bond Index	-	-	-	-	-	-	9.659543	9.757204
Vanguard® Growth	-	-	-	-	-	-	20.522686	20.730127
Vanguard® High Yield Bond	-	-	-	-	-	-	11.527837	11.644380
Vanguard® International	14,283.968	504,519	365,670	(1)	365,669	16,618	21.771817	23.315060
Vanguard® Mid-Cap Index	234,967.712	5,563,231	6,306,533	2	6,306,535	219,910	27.443702	31.373672
Vanguard® Moderate Allocation	76,288.726	2,208,800	2,345,878	2	2,345,880	190,591	11.898621	13.275591
Vanguard® Money Market	-	-	-	-	-	-	11.018992	11.130502
Vanguard® Real Estate Index	6,482.090	71,294	76,100	(1)	76,099	4,386	16.712529	17.897335
Vanguard® Short-Term Investment Grade	115,134.575	1,146,862	1,199,702	1	1,199,703	102,942	11.230376	12.026366
Vanguard® Total Bond Market Index	12,811.333	134,466	134,007	-	134,007	12,615	10.232798	10.958177
Vanguard® Total International Stock Market Index	-	-	-	-	-	-	12.092779	12.215041
Vanguard® Total Stock Market Index	-	-	-	-	-	-	18.585469	18.773323
Voya Global Perspectives Class S Shares	-	-	-	-	-	-	11.986024	13.197883
Voya Large Cap Value Class S Shares	-	-	-	-	-	-	19.275973	20.927545
Wanger Acorn	-	-	-	-	-	-	25.665865	26.750645
Wanger International	-	-	-	-	-	-	13.069065	13.621497

See accompanying notes.	14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$3,443,733	$-	$3,443,733
AB Large Cap Growth Class B Shares	255,814	-	255,814
AB Relative Value Class B Shares	29,072,845	99,709	29,172,554
American Funds - Asset Allocation Class 2 Shares	52,923,925	-	52,923,925
American Funds - Asset Allocation Class 4 Shares	6,464,338	-	6,464,338
American Funds - Growth Class 2 Shares	87,676,606	-	87,676,606
American Funds - Growth Class 4 Shares	32,206,467	-	32,206,467
American Funds - Growth-Income Class 2 Shares	35,807,289	-	35,807,289
American Funds - Growth-Income Class 4 Shares	11,011,547	-	11,011,547
American Funds - International Class 2 Shares	20,436,258	32,935	20,469,193
American Funds - International Class 4 Shares	3,399,660	-	3,399,660
American Funds - New World Class 4 Shares	1,160,186	-	1,160,186
American Funds - The Bond Fund of America Class 2 Shares	17,900,572	7,592	17,908,164
American Funds - The Bond Fund of America Class 4 Shares	5,078,701	-	5,078,701
Dimensional VA Equity Allocation	-	-	-
Dimensional VA Global Bond	197,636	-	197,636
Dimensional VA Global Moderate Allocation	-	-	-
Dimensional VA International Small	-	-	-
Dimensional VA International Value	-	-	-
Dimensional VA Short-Term Fixed	-	-	-
Dimensional VA U.S. Large Value	-	-	-
Dimensional VA U.S. Targeted Value	-	-	-
Fidelity® VIP Balanced Service Class 2	39,523,435	-	39,523,435
Fidelity® VIP Consumer Staples Initial Class	948,319	-	948,319
Fidelity® VIP Contrafund® Initial Class	-	-	-
Fidelity® VIP Contrafund® Service Class 2	82,891,453	10,554	82,902,007
Fidelity® VIP Energy Service Class 2	2,706,190	-	2,706,190
Fidelity® VIP Equity-Income Service Class 2	359,222	-	359,222
Fidelity® VIP Growth Service Class 2	1,154,842	-	1,154,842
Fidelity® VIP Growth Opportunities Service Class 2	5,762	-	5,762
Fidelity® VIP Health Care Service Class 2	3,509,331	-	3,509,331
Fidelity® VIP Mid Cap Initial Class	-	-	-
Fidelity® VIP Mid Cap Service Class 2	30,440,438	-	30,440,438
Fidelity® VIP Technology Initial Class	27,346,745	-	27,346,745
Fidelity® VIP Utilities Initial Class	969,786	-	969,786
Fidelity® VIP Value Strategies Initial Class	11,464	-	11,464
Fidelity® VIP Value Strategies Service Class 2	12,443,172	-	12,443,172
Franklin Allocation Class 4 Shares	935,227	-	935,227
Franklin Income Class 2 Shares	1,093,571	-	1,093,571
Franklin Mutual Shares Class 2 Shares	248,969	-	248,969
Franklin Templeton Foreign Class 2 Shares	568,394	-	568,394

See accompanying notes.	15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Invesco V.I. American Franchise Series II Shares	$123,168	$-	$123,168
Janus Henderson - Enterprise Service Shares	163,149	-	163,149
Janus Henderson - Global Research Service Shares	271,083	-	271,083
Janus Henderson - Mid Cap Value Service Shares	2,724	-	2,724
LVIP JPMorgan Core Bond Standard Shares	222,519	-	222,519
LVIP JPMorgan Mid Cap Value Standard Shares	259,187	-	259,187
LVIP JPMorgan Small Cap Core Standard Shares	-	-	-
LVIP JPMorgan U.S. Equity Standard Shares	56,823	-	56,823
MFS® New Discovery Service Class	863,952	-	863,952
MFS® Total Return Service Class	587,314	-	587,314
State Street Total Return V.I.S. Class 3 Shares	3,783,001	-	3,783,001
TA 60/40 Allocation Service Class	12,191,288	-	12,191,288
TA Aegon Bond Initial Class	215,023	11,782	226,805
TA Aegon Bond Service Class	40,101,047	29,740	40,130,787
TA Aegon Core Bond Service Class	32,673,732	38,983	32,712,715
TA Aegon High Yield Bond Initial Class	77,476	-	77,476
TA Aegon High Yield Bond Service Class	6,949,210	29,700	6,978,910
TA Aegon Sustainable Equity Income Initial Class	2,606,990	11,054	2,618,044
TA Aegon Sustainable Equity Income Service Class	12,829,952	6,224	12,836,176
TA Aegon U.S. Government Securities Initial Class	137,111	2,478	139,589
TA Aegon U.S. Government Securities Service Class	17,281,286	6,761	17,288,047
TA American Funds Managed Risk - Balanced Service Class	67,133,209	-	67,133,209
TA BlackRock Government Money Market Initial Class	121,975	44,538	166,513
TA BlackRock Government Money Market Service Class	38,613,570	11,799	38,625,369
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	12,678,495	12,030	12,690,525
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	66,498,247	37,173	66,535,420
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	29,586,686	-	29,586,686
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	50,141,465	84,708	50,226,173
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	29,878,100	3,644	29,881,744
TA BlackRock iShares Edge 100 Service Class	5,401,552	-	5,401,552
TA BlackRock iShares Edge 40 Initial Class	65,002	-	65,002
TA BlackRock iShares Edge 40 Service Class	17,847,201	7,547	17,854,748
TA BlackRock iShares Edge 50 Service Class	34,591,408	17,107	34,608,515
TA BlackRock iShares Edge 75 Service Class	16,979,925	-	16,979,925
TA BlackRock iShares Tactical - Balanced Service Class	20,514,162	3,082	20,517,244
TA BlackRock iShares Tactical - Conservative Service Class	10,304,520	30,839	10,335,359
TA BlackRock iShares Tactical - Growth Service Class	25,789,928	7,017	25,796,945
TA BlackRock Real Estate Securities Initial Class	9,928	-	9,928
TA BlackRock Real Estate Securities Service Class	4,231,601	-	4,231,601
TA BlackRock Tactical Allocation Service Class	59,767,727	7,131	59,774,858
TA Goldman Sachs 70/30 Service Class	1,465,056	-	1,465,056

See accompanying notes.	16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	$261,334,945	$577,943	$261,912,888
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	36,730,047	232,761	36,962,808
TA Goldman Sachs Managed Risk - Growth ETF Service Class	199,735,177	975,579	200,710,756
TA Great Lakes Advisors Large Cap Value Service Class	5,461,695	-	5,461,695
TA International Focus Initial Class	63,455	-	63,455
TA International Focus Service Class	6,733,265	-	6,733,265
TA Janus Balanced Service Class	86,236,903	36,342	86,273,245
TA Janus Mid-Cap Growth Initial Class	33,984	-	33,984
TA Janus Mid-Cap Growth Service Class	16,531,304	6,196	16,537,500
TA JPMorgan Asset Allocation - Conservative Initial Class	24,355	-	24,355
TA JPMorgan Asset Allocation - Conservative Service Class	34,181,784	898,236	35,080,020
TA JPMorgan Asset Allocation - Growth Initial Class	62,151	-	62,151
TA JPMorgan Asset Allocation - Growth Service Class	15,709,724	-	15,709,724
TA JPMorgan Asset Allocation - Moderate Initial Class	193,603	-	193,603
TA JPMorgan Asset Allocation - Moderate Service Class	233,191,807	473,761	233,665,568
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	14,434	-	14,434
TA JPMorgan Asset Allocation - Moderate Growth Service Class	128,248,480	185,897	128,434,377
TA JPMorgan Enhanced Index Initial Class	964,199	11,360	975,559
TA JPMorgan Enhanced Index Service Class	22,186,779	-	22,186,779
TA JPMorgan International Moderate Growth Service Class	24,725,368	26,394	24,751,762
TA JPMorgan Tactical Allocation Service Class	56,658,329	53,795	56,712,124
TA Madison Diversified Income Service Class	5,535,672	-	5,535,672
TA Market Participation Strategy Service Class	21,961,329	29,447	21,990,776
TA Morgan Stanley Global Allocation Service Class	45,070,805	343,772	45,414,577
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	11,367,104	-	11,367,104
TA MSCI EAFE Index Service Class	10,103,449	-	10,103,449
TA Multi-Managed Balanced Initial Class	51,565	-	51,565
TA Multi-Managed Balanced Service Class	90,825,061	69,616	90,894,677
TA PineBridge Inflation Opportunities Service Class	10,189,958	45,918	10,235,876
TA ProFunds UltraBear Service Class (OAM)	328,150	-	328,150
TA S&P 500 Index Initial Class	-	-	-
TA S&P 500 Index Service Class	137,529,870	-	137,529,870
TA Small/Mid Cap Value Initial Class	3,490,464	675	3,491,139
TA Small/Mid Cap Value Service Class	15,604,269	-	15,604,269
TA T. Rowe Price Small Cap Initial Class	127,528	-	127,528
TA T. Rowe Price Small Cap Service Class	38,236,285	6,616	38,242,901
TA TSW International Equity Initial Class	526,414	1,718	528,132
TA TSW International Equity Service Class	8,263,380	-	8,263,380
TA TSW Mid Cap Value Opportunities Service Class	13,172,846	-	13,172,846
TA WMC US Growth Initial Class	8,086,406	33,366	8,119,772
TA WMC US Growth Service Class	90,681,054	168,888	90,849,942

See accompanying notes.	17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Vanguard® Balanced	$3,146,294	$-	$3,146,294
Vanguard® Capital Growth	-	-	-
Vanguard® Conservative Allocation	487,806	-	487,806
Vanguard® Diversified Value	-	-	-
Vanguard® Equity Income	-	-	-
Vanguard® Equity Index	-	-	-
Vanguard® Global Bond Index	-	-	-
Vanguard® Growth	-	-	-
Vanguard® High Yield Bond	-	-	-
Vanguard® International	365,669	-	365,669
Vanguard® Mid-Cap Index	6,306,535	-	6,306,535
Vanguard® Moderate Allocation	2,345,880	-	2,345,880
Vanguard® Money Market	-	-	-
Vanguard® Real Estate Index	76,099	-	76,099
Vanguard® Short-Term Investment Grade	1,199,703	-	1,199,703
Vanguard® Total Bond Market Index	134,007	-	134,007
Vanguard® Total International Stock Market Index	-	-	-
Vanguard® Total Stock Market Index	-	-	-
Voya Global Perspectives Class S Shares	-	-	-
Voya Large Cap Value Class S Shares	-	-	-
Wanger Acorn	-	-	-
Wanger International	-	-	-

See accompanying notes.	18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Balanced Hedged Allocation Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	AB Relative Value Class B Shares Subaccount	American Funds -Asset Allocation Class 2 Shares Subaccount

Net Assets as of December 31, 2022:	$4,998,693	$249,153	$29,665,837	$45,580,310

Investment Income:
Reinvested Dividends	44,177	-	381,104	972,726
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,553	3,561	392,831	711,936

Net Investment Income (Loss)	(29,376)	(3,561)	(11,727)	260,790

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	253,121	19,174	2,407,286	1,739,100
Realized Gain (Loss) on Investments	(549,545)	15,300	(146,853)	21,628

Net Realized Capital Gains (Losses) on Investments	(296,424)	34,474	2,260,433	1,760,728
Net Change in Unrealized Appreciation (Depreciation)	694,211	43,464	677,579	3,230,704

Net Gain (Loss) on Investment	397,787	77,938	2,938,012	4,991,432

Net Increase (Decrease) in Net Assets Resulting from Operations	368,411	74,377	2,926,285	5,252,222

Increase (Decrease) in Net Assets from Contract Transactions	(1,640,851)	(60,226)	(2,159,019)	(5,122,081)

Total Increase (Decrease) in Net Assets	(1,272,440)	14,151	767,266	130,141

Net Assets as of December 31, 2023:	$3,726,253	$263,304	$30,433,103	$45,710,451

Investment Income:
Reinvested Dividends	66,562	-	382,473	1,093,429
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,540	3,921	415,537	789,480

Net Investment Income (Loss)	8,022	(3,921)	(33,064)	303,949

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	76,671	13,072	1,076,195	1,999,676
Realized Gain (Loss) on Investments	(113,244)	20,101	137,271	747,176

Net Realized Capital Gains (Losses) on Investments	(36,573)	33,173	1,213,466	2,746,852
Net Change in Unrealized Appreciation (Depreciation)	289,360	29,398	2,182,011	3,693,181

Net Gain (Loss) on Investment	252,787	62,571	3,395,477	6,440,033

Net Increase (Decrease) in Net Assets Resulting from Operations	260,809	58,650	3,362,413	6,743,982

Increase (Decrease) in Net Assets from Contract Transactions	(543,329)	(66,140)	(4,622,962)	469,492

Total Increase (Decrease) in Net Assets	(282,520)	(7,490)	(1,260,549)	7,213,474

Net Assets as of December 31, 2024:	$3,443,733	$255,814	$29,172,554	$52,923,925

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - Asset Allocation Class 4 Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth Class 4 Shares Subaccount	American Funds - Growth-Income Class 2 Shares Subaccount

Net Assets as of December 31, 2022:	$3,439,760	$69,410,498	$7,173,474	$37,848,279

Investment Income:
Reinvested Dividends	85,457	265,787	23,205	448,700
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,526	1,236,926	181,844	575,735

Net Investment Income (Loss)	27,931	(971,139)	(158,639)	(127,035)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	157,523	4,382,340	699,384	2,027,835
Realized Gain (Loss) on Investments	(52,736)	2,832,838	(673,310)	1,307,548

Net Realized Capital Gains (Losses) on Investments	104,787	7,215,178	26,074	3,335,383
Net Change in Unrealized Appreciation (Depreciation)	364,952	16,899,568	4,019,020	4,500,935

Net Gain (Loss) on Investment	469,739	24,114,746	4,045,094	7,836,318

Net Increase (Decrease) in Net Assets Resulting from Operations	497,670	23,143,607	3,886,455	7,709,283

Increase (Decrease) in Net Assets from Contract Transactions	611,088	(13,905,440)	8,560,302	(11,593,944)

Total Increase (Decrease) in Net Assets	1,108,758	9,238,167	12,446,757	(3,884,661)

Net Assets as of December 31, 2023:	$4,548,518	$78,648,665	$19,620,231	$33,963,618

Investment Income:
Reinvested Dividends	115,291	276,140	42,868	382,886
Investment Expense:
Mortality and Expense Risk and Administrative Charges	76,381	1,377,562	363,700	579,373

Net Investment Income (Loss)	38,910	(1,101,422)	(320,832)	(196,487)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	215,757	1,927,322	567,841	1,606,652
Realized Gain (Loss) on Investments	1,819	6,221,613	80,268	1,964,033

Net Realized Capital Gains (Losses) on Investments	217,576	8,148,935	648,109	3,570,685
Net Change in Unrealized Appreciation (Depreciation)	427,310	14,557,995	6,222,769	3,739,938

Net Gain (Loss) on Investment	644,886	22,706,930	6,870,878	7,310,623

Net Increase (Decrease) in Net Assets Resulting from Operations	683,796	21,605,508	6,550,046	7,114,136

Increase (Decrease) in Net Assets from Contract Transactions	1,232,024	(12,577,567)	6,036,190	(5,270,465)

Total Increase (Decrease) in Net Assets	1,915,820	9,027,941	12,586,236	1,843,671

Net Assets as of December 31, 2024:	$6,464,338	$87,676,606	$32,206,467	$35,807,289

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - Growth-Income Class 4 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	American Funds - International Class 4 Shares Subaccount	American Funds - New World Class 4 Shares Subaccount

Net Assets as of December 31, 2022:	$2,095,316	$25,590,522	$1,174,034	$531,517

Investment Income:
Reinvested Dividends	63,463	295,557	25,114	10,445
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,243	404,488	22,943	9,781

Net Investment Income (Loss)	8,220	(108,931)	2,171	664

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	146,397	-	-	-
Realized Gain (Loss) on Investments	(41,010)	(1,792,063)	(98,576)	(28,673)

Net Realized Capital Gains (Losses) on Investments	105,387	(1,792,063)	(98,576)	(28,673)
Net Change in Unrealized Appreciation (Depreciation)	794,174	5,091,035	305,394	123,098

Net Gain (Loss) on Investment	899,561	3,298,972	206,818	94,425

Net Increase (Decrease) in Net Assets Resulting from Operations	907,781	3,190,041	208,989	95,089

Increase (Decrease) in Net Assets from Contract Transactions	3,825,731	(5,971,812)	1,192,426	312,710

Total Increase (Decrease) in Net Assets	4,733,512	(2,781,771)	1,401,415	407,799

Net Assets as of December 31, 2023:	$6,828,828	$22,808,751	$2,575,449	$939,316

Investment Income:
Reinvested Dividends	92,182	255,878	32,678	13,364
Investment Expense:
Mortality and Expense Risk and Administrative Charges	128,351	366,444	39,658	14,330

Net Investment Income (Loss)	(36,169)	(110,566)	(6,980)	(966)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	385,477	-	-	4,929
Realized Gain (Loss) on Investments	225,904	(701,239)	(84,174)	(1,217)

Net Realized Capital Gains (Losses) on Investments	611,381	(701,239)	(84,174)	3,712
Net Change in Unrealized Appreciation (Depreciation)	1,180,351	1,308,518	91,229	40,289

Net Gain (Loss) on Investment	1,791,732	607,279	7,055	44,001

Net Increase (Decrease) in Net Assets Resulting from Operations	1,755,563	496,713	75	43,035

Increase (Decrease) in Net Assets from Contract Transactions	2,427,156	(2,836,271)	824,136	177,835

Total Increase (Decrease) in Net Assets	4,182,719	(2,339,558)	824,211	220,870

Net Assets as of December 31, 2024:	$11,011,547	$20,469,193	$3,399,660	$1,160,186

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - The Bond Fund of America Class 2 Shares Subaccount	American Funds - The Bond Fund of America Class 4 Shares Subaccount	Dimensional VA Equity Allocation Subaccount	Dimensional VA Global Bond Subaccount

Net Assets as of December 31, 2022:	$15,728,870	$1,779,049	$-	$183,576

Investment Income:
Reinvested Dividends	673,914	127,606	-	8,619
Investment Expense:
Mortality and Expense Risk and Administrative Charges	291,217	36,572	-	3,317

Net Investment Income (Loss)	382,697	91,034	-	5,302

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(567,770)	(84,462)	-	(321)

Net Realized Capital Gains (Losses) on Investments	(567,770)	(84,462)	-	(321)
Net Change in Unrealized Appreciation (Depreciation)	790,023	121,449	-	1,316

Net Gain (Loss) on Investment	222,253	36,987	-	995

Net Increase (Decrease) in Net Assets Resulting from Operations	604,950	128,021	-	6,297

Increase (Decrease) in Net Assets from Contract Transactions	3,335,123	2,306,961	-	30,653

Total Increase (Decrease) in Net Assets	3,940,073	2,434,982	-	36,950

Net Assets as of December 31, 2023:	$19,668,943	$4,214,031	$-	$220,526

Investment Income:
Reinvested Dividends	752,551	193,895	-	9,513
Investment Expense:
Mortality and Expense Risk and Administrative Charges	309,863	56,738	-	3,613

Net Investment Income (Loss)	442,688	137,157	-	5,900

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(656,068)	(68,515)	-	(4,388)

Net Realized Capital Gains (Losses) on Investments	(656,068)	(68,515)	-	(4,388)
Net Change in Unrealized Appreciation (Depreciation)	113,848	(102,547)	-	5,342

Net Gain (Loss) on Investment	(542,220)	(171,062)	-	954

Net Increase (Decrease) in Net Assets Resulting from Operations	(99,532)	(33,905)	-	6,854

Increase (Decrease) in Net Assets from Contract Transactions	(1,661,247)	898,575	-	(29,744)

Total Increase (Decrease) in Net Assets	(1,760,779)	864,670	-	(22,890)

Net Assets as of December 31, 2024:	$17,908,164	$5,078,701	$-	$197,636

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Dimensional VA Global Moderate Allocation Subaccount	Dimensional VA International Small Subaccount	Dimensional VA International Value Subaccount	Dimensional VA Short-Term Fixed Subaccount

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Dimensional VA U.S. Large Value Subaccount	Dimensional VA U.S. Targeted Value Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Consumer Staples Initial Class Subaccount

Net Assets as of December 31, 2022:	$-	$-	$36,390,563	$244,657

Investment Income:
Reinvested Dividends	-	-	568,759	11,567
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	497,265	9,067

Net Investment Income (Loss)	-	-	71,494	2,500

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,443,581	8,758
Realized Gain (Loss) on Investments	-	-	1,071,950	(4)

Net Realized Capital Gains (Losses) on Investments	-	-	2,515,531	8,754
Net Change in Unrealized Appreciation (Depreciation)	-	-	4,149,908	4,899

Net Gain (Loss) on Investment	-	-	6,665,439	13,653

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	6,736,933	16,153

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(5,428,291)	379,919

Total Increase (Decrease) in Net Assets	-	-	1,308,642	396,072

Net Assets as of December 31, 2023:	$-	$-	$37,699,205	$640,729

Investment Income:
Reinvested Dividends	-	-	649,042	19,679
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	525,976	13,644

Net Investment Income (Loss)	-	-	123,066	6,035

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,266,852	16,822
Realized Gain (Loss) on Investments	-	-	1,411,932	4,338

Net Realized Capital Gains (Losses) on Investments	-	-	2,678,784	21,160
Net Change in Unrealized Appreciation (Depreciation)	-	-	2,248,491	(3,354)

Net Gain (Loss) on Investment	-	-	4,927,275	17,806

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	5,050,341	23,841

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(3,226,111)	283,749

Total Increase (Decrease) in Net Assets	-	-	1,824,230	307,590

Net Assets as of December 31, 2024:	$-	$-	$39,523,435	$948,319

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Energy Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount

Net Assets as of December 31, 2022:	$-	$59,223,804	$1,019,719	$438,088

Investment Income:
Reinvested Dividends	-	164,550	42,691	7,314
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	868,630	27,852	6,234

Net Investment Income (Loss)	-	(704,080)	14,839	1,080

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,355,778	-	12,551
Realized Gain (Loss) on Investments	-	3,080,292	43,717	7,326

Net Realized Capital Gains (Losses) on Investments	-	5,436,070	43,717	19,877
Net Change in Unrealized Appreciation (Depreciation)	-	12,653,434	(58,661)	15,133

Net Gain (Loss) on Investment	-	18,089,504	(14,944)	35,010

Net Increase (Decrease) in Net Assets Resulting from Operations	-	17,385,424	(105)	36,090

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,159,556)	916,350	(38,669)

Total Increase (Decrease) in Net Assets	-	10,225,868	916,245	(2,579)

Net Assets as of December 31, 2023:	$-	$69,449,672	$1,935,964	$435,509

Investment Income:
Reinvested Dividends	-	26,537	51,562	5,715
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,061,448	38,806	5,579

Net Investment Income (Loss)	-	(1,034,911)	12,756	136

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,672,733	-	21,885
Realized Gain (Loss) on Investments	-	6,392,186	139,426	22,890

Net Realized Capital Gains (Losses) on Investments	-	16,064,919	139,426	44,775
Net Change in Unrealized Appreciation (Depreciation)	-	6,176,622	(122,108)	2,402

Net Gain (Loss) on Investment	-	22,241,541	17,318	47,177

Net Increase (Decrease) in Net Assets Resulting from Operations	-	21,206,630	30,074	47,313

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,754,295)	740,152	(123,600)

Total Increase (Decrease) in Net Assets	-	13,452,335	770,226	(76,287)

Net Assets as of December 31, 2024:	$-	$82,902,007	$2,706,190	$359,222

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Health Care Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount

Net Assets as of December 31, 2022:	$736,401	$3,200	$701,256	$-

Investment Income:
Reinvested Dividends	31	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,731	52	20,401	-

Net Investment Income (Loss)	(11,700)	(52)	(20,401)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,365	-	-	-
Realized Gain (Loss) on Investments	25,898	103	(2,955)	-

Net Realized Capital Gains (Losses) on Investments	66,263	103	(2,955)	-
Net Change in Unrealized Appreciation (Depreciation)	187,356	1,269	83,951	-

Net Gain (Loss) on Investment	253,619	1,372	80,996	-

Net Increase (Decrease) in Net Assets Resulting from Operations	241,919	1,320	60,595	-

Increase (Decrease) in Net Assets from Contract Transactions	(43,963)	(118)	1,435,034	-

Total Increase (Decrease) in Net Assets	197,956	1,202	1,495,629	-

Net Assets as of December 31, 2023:	$934,357	$4,402	$2,196,885	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,596	71	49,315	-

Net Investment Income (Loss)	(15,596)	(71)	(49,315)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	248,866	-	-	-
Realized Gain (Loss) on Investments	32,301	178	72,575	-

Net Realized Capital Gains (Losses) on Investments	281,167	178	72,575	-
Net Change in Unrealized Appreciation (Depreciation)	(5,285)	1,422	54,923	-

Net Gain (Loss) on Investment	275,882	1,600	127,498	-

Net Increase (Decrease) in Net Assets Resulting from Operations	260,286	1,529	78,183	-

Increase (Decrease) in Net Assets from Contract Transactions	(39,801)	(169)	1,234,263	-

Total Increase (Decrease) in Net Assets	220,485	1,360	1,312,446	-

Net Assets as of December 31, 2024:	$1,154,842	$5,762	$3,509,331	$-

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Technology Initial Class Subaccount	Fidelity® VIP Utilities Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount

Net Assets as of December 31, 2022:	$25,634,002	$1,370,236	$393,957	$12,093

Investment Income:
Reinvested Dividends	101,122	12,136	15,454	133
Investment Expense:
Mortality and Expense Risk and Administrative Charges	353,112	98,865	11,312	77

Net Investment Income (Loss)	(251,990)	(86,729)	4,142	56

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	754,510	86,804	16,926	441
Realized Gain (Loss) on Investments	446,117	403,554	(13,912)	225

Net Realized Capital Gains (Losses) on Investments	1,200,627	490,358	3,014	666
Net Change in Unrealized Appreciation (Depreciation)	2,374,901	1,641,074	(8,882)	1,457

Net Gain (Loss) on Investment	3,575,528	2,131,432	(5,868)	2,123

Net Increase (Decrease) in Net Assets Resulting from Operations	3,323,538	2,044,703	(1,726)	2,179

Increase (Decrease) in Net Assets from Contract Transactions	(1,236,971)	8,542,093	279,499	(1,896)

Total Increase (Decrease) in Net Assets	2,086,567	10,586,796	277,773	283

Net Assets as of December 31, 2023:	$27,720,569	$11,957,032	$671,730	$12,376

Investment Income:
Reinvested Dividends	103,454	-	18,671	118
Investment Expense:
Mortality and Expense Risk and Administrative Charges	398,281	364,442	14,161	79

Net Investment Income (Loss)	(294,827)	(364,442)	4,510	39

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,003,513	734,994	40,648	1,624
Realized Gain (Loss) on Investments	1,517,940	1,279,399	66,237	420

Net Realized Capital Gains (Losses) on Investments	5,521,453	2,014,393	106,885	2,044
Net Change in Unrealized Appreciation (Depreciation)	(931,259)	3,728,689	78,393	(1,070)

Net Gain (Loss) on Investment	4,590,194	5,743,082	185,278	974

Net Increase (Decrease) in Net Assets Resulting from Operations	4,295,367	5,378,640	189,788	1,013

Increase (Decrease) in Net Assets from Contract Transactions	(1,575,498)	10,011,073	108,268	(1,925)

Total Increase (Decrease) in Net Assets	2,719,869	15,389,713	298,056	(912)

Net Assets as of December 31, 2024:	$30,440,438	$27,346,745	$969,786	$11,464

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount	Franklin Mutual Shares Class 2 Shares Subaccount

Net Assets as of December 31, 2022:	$12,431,698	$1,165,537	$1,350,813	$283,160

Investment Income:
Reinvested Dividends	95,115	15,046	65,363	5,128
Investment Expense:
Mortality and Expense Risk and Administrative Charges	157,305	18,535	18,895	3,995

Net Investment Income (Loss)	(62,190)	(3,489)	46,468	1,133

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	405,710	18,677	79,240	23,604
Realized Gain (Loss) on Investments	1,017,453	(62,678)	(621)	(6,667)

Net Realized Capital Gains (Losses) on Investments	1,423,163	(44,001)	78,619	16,937
Net Change in Unrealized Appreciation (Depreciation)	573,799	187,035	(38,763)	13,293

Net Gain (Loss) on Investment	1,996,962	143,034	39,856	30,230

Net Increase (Decrease) in Net Assets Resulting from Operations	1,934,772	139,545	86,324	31,363

Increase (Decrease) in Net Assets from Contract Transactions	(2,962,025)	(126,032)	(202,528)	(26,193)

Total Increase (Decrease) in Net Assets	(1,027,253)	13,513	(116,204)	5,170

Net Assets as of December 31, 2023:	$11,404,445	$1,179,050	$1,234,609	$288,330

Investment Income:
Reinvested Dividends	99,041	19,922	61,088	4,995
Investment Expense:
Mortality and Expense Risk and Administrative Charges	167,703	17,197	17,538	4,089

Net Investment Income (Loss)	(68,662)	2,725	43,550	906

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,749,002	-	5,005	5,195
Realized Gain (Loss) on Investments	202,323	(74,487)	(16,359)	(12,127)

Net Realized Capital Gains (Losses) on Investments	1,951,325	(74,487)	(11,354)	(6,932)
Net Change in Unrealized Appreciation (Depreciation)	(925,042)	151,010	30,979	32,417

Net Gain (Loss) on Investment	1,026,283	76,523	19,625	25,485

Net Increase (Decrease) in Net Assets Resulting from Operations	957,621	79,248	63,175	26,391

Increase (Decrease) in Net Assets from Contract Transactions	81,106	(323,071)	(204,213)	(65,752)

Total Increase (Decrease) in Net Assets	1,038,727	(243,823)	(141,038)	(39,361)

Net Assets as of December 31, 2024:	$12,443,172	$935,227	$1,093,571	$248,969

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount

Net Assets as of December 31, 2022:	$591,539	$114,156	$195,139	$210,627

Investment Income:
Reinvested Dividends	20,411	-	164	1,780
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,361	2,132	2,656	3,537

Net Investment Income (Loss)	11,050	(2,132)	(2,492)	(1,757)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,129	14,942	6,702
Realized Gain (Loss) on Investments	(1,189)	1,692	7,180	6,768

Net Realized Capital Gains (Losses) on Investments	(1,189)	4,821	22,122	13,470
Net Change in Unrealized Appreciation (Depreciation)	99,628	39,257	9,853	38,701

Net Gain (Loss) on Investment	98,439	44,078	31,975	52,171

Net Increase (Decrease) in Net Assets Resulting from Operations	109,489	41,946	29,483	50,414

Increase (Decrease) in Net Assets from Contract Transactions	(36,820)	(12,918)	(36,642)	(10,993)

Total Increase (Decrease) in Net Assets	72,669	29,028	(7,159)	39,421

Net Assets as of December 31, 2023:	$664,208	$143,184	$187,980	$250,048

Investment Income:
Reinvested Dividends	15,643	-	1,246	1,564
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,458	2,457	2,638	4,125

Net Investment Income (Loss)	6,185	(2,457)	(1,392)	(2,561)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	8,905	8,587
Realized Gain (Loss) on Investments	3,867	6,834	4,504	18,629

Net Realized Capital Gains (Losses) on Investments	3,867	6,834	13,409	27,216
Net Change in Unrealized Appreciation (Depreciation)	(22,339)	36,133	13,927	25,604

Net Gain (Loss) on Investment	(18,472)	42,967	27,336	52,820

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,287)	40,510	25,944	50,259

Increase (Decrease) in Net Assets from Contract Transactions	(83,527)	(60,526)	(50,775)	(29,224)

Total Increase (Decrease) in Net Assets	(95,814)	(20,016)	(24,831)	21,035

Net Assets as of December 31, 2024:	$568,394	$123,168	$163,149	$271,083

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Janus Henderson-Mid Cap Value Service Shares Subaccount	LVIP JPMorgan Core Bond Standard Shares Subaccount(1)	LVIP JPMorgan Mid Cap Value Standard Shares Subaccount(1)	LVIP JPMorgan Small Cap Core Standard Shares Subaccount(1)

Net Assets as of December 31, 2022:	$2,430	$-	$-	$-

Investment Income:
Reinvested Dividends	23	2,806	4,067	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33	1,593	1,779	-

Net Investment Income (Loss)	(10)	1,213	2,288	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	68	-	-	-
Realized Gain (Loss) on Investments	10	(270)	36	-

Net Realized Capital Gains (Losses) on Investments	78	(270)	36	-
Net Change in Unrealized Appreciation (Depreciation)	155	304	19,029	-

Net Gain (Loss) on Investment	233	34	19,065	-

Net Increase (Decrease) in Net Assets Resulting from Operations	223	1,247	21,353	-

Increase (Decrease) in Net Assets from Contract Transactions	(97)	263,088	208,446	-

Total Increase (Decrease) in Net Assets	126	264,335	229,799	-

Net Assets as of December 31, 2023:	$2,556	$264,335	$229,799	$-

Investment Income:
Reinvested Dividends	22	10,100	3,150	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37	3,365	3,149	-

Net Investment Income (Loss)	(15)	6,735	1	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	140	-	39,189	-
Realized Gain (Loss) on Investments	22	399	367	-

Net Realized Capital Gains (Losses) on Investments	162	399	39,556	-
Net Change in Unrealized Appreciation (Depreciation)	127	(6,219)	(10,061)	-

Net Gain (Loss) on Investment	289	(5,820)	29,495	-

Net Increase (Decrease) in Net Assets Resulting from Operations	274	915	29,496	-

Increase (Decrease) in Net Assets from Contract Transactions	(106)	(42,731)	(108)	-

Total Increase (Decrease) in Net Assets	168	(41,816)	29,388	-

Net Assets as of December 31, 2024:	$2,724	$222,519	$259,187	$-

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	LVIP JPMorgan U.S. Equity Standard Shares Subaccount(1)	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount

Net Assets as of December 31, 2022:	$-	$921,613	$647,086	$3,490,607

Investment Income:
Reinvested Dividends	1,067	-	11,831	84,482
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,132	13,464	9,326	55,721

Net Investment Income (Loss)	(65)	(13,464)	2,505	28,761

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	622	-	28,238	-
Realized Gain (Loss) on Investments	208	(98,268)	2,272	(93,385)

Net Realized Capital Gains (Losses) on Investments	830	(98,268)	30,510	(93,385)
Net Change in Unrealized Appreciation (Depreciation)	18,918	221,556	20,690	583,913

Net Gain (Loss) on Investment	19,748	123,288	51,200	490,528

Net Increase (Decrease) in Net Assets Resulting from Operations	19,683	109,824	53,705	519,289

Increase (Decrease) in Net Assets from Contract Transactions	164,259	(87,988)	(32,755)	310,477

Total Increase (Decrease) in Net Assets	183,942	21,836	20,950	829,766

Net Assets as of December 31, 2023:	$183,942	$943,449	$668,036	$4,320,373

Investment Income:
Reinvested Dividends	282	-	13,823	163,152
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,024	13,299	9,083	64,138

Net Investment Income (Loss)	(742)	(13,299)	4,740	99,014

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,357	-	29,651	792
Realized Gain (Loss) on Investments	28,640	(85,664)	6,862	2,279

Net Realized Capital Gains (Losses) on Investments	30,997	(85,664)	36,513	3,071
Net Change in Unrealized Appreciation (Depreciation)	(11,089)	144,302	(5,932)	271,016

Net Gain (Loss) on Investment	19,908	58,638	30,581	274,087

Net Increase (Decrease) in Net Assets Resulting from Operations	19,166	45,339	35,321	373,101

Increase (Decrease) in Net Assets from Contract Transactions	(146,285)	(124,836)	(116,043)	(910,473)

Total Increase (Decrease) in Net Assets	(127,119)	(79,497)	(80,722)	(537,372)

Net Assets as of December 31, 2024:	$56,823	$863,952	$587,314	$3,783,001

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA 60/40 Allocation Service Class Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount

Net Assets as of December 31, 2022:	$2,881,025	$197,832	$50,609,656	$36,093,509

Investment Income:
Reinvested Dividends	49,490	1,818	292,161	651,556
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,164	2,675	632,443	430,981

Net Investment Income (Loss)	1,326	(857)	(340,282)	220,575

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	9,507	(5,023)	(2,320,495)	(2,143,127)

Net Realized Capital Gains (Losses) on Investments	9,507	(5,023)	(2,320,495)	(2,143,127)
Net Change in Unrealized Appreciation (Depreciation)	571,134	14,938	4,778,172	3,173,283

Net Gain (Loss) on Investment	580,641	9,915	2,457,677	1,030,156

Net Increase (Decrease) in Net Assets Resulting from Operations	581,967	9,058	2,117,395	1,250,731

Increase (Decrease) in Net Assets from Contract Transactions	7,813,010	(20,845)	(8,170,637)	(8,640,261)

Total Increase (Decrease) in Net Assets	8,394,977	(11,787)	(6,053,242)	(7,389,530)

Net Assets as of December 31, 2023:	$11,276,002	$186,045	$44,556,414	$28,703,979

Investment Income:
Reinvested Dividends	174,892	7,836	1,652,621	1,245,830
Investment Expense:
Mortality and Expense Risk and Administrative Charges	158,307	2,632	567,182	369,190

Net Investment Income (Loss)	16,585	5,204	1,085,439	876,640

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	139,585	-	-	-
Realized Gain (Loss) on Investments	60,159	(772)	(1,362,773)	(1,180,339)

Net Realized Capital Gains (Losses) on Investments	199,744	(772)	(1,362,773)	(1,180,339)
Net Change in Unrealized Appreciation (Depreciation)	989,392	(3,820)	489,596	226,400

Net Gain (Loss) on Investment	1,189,136	(4,592)	(873,177)	(953,939)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,205,721	612	212,262	(77,299)

Increase (Decrease) in Net Assets from Contract Transactions	(290,435)	40,148	(4,637,889)	4,086,035

Total Increase (Decrease) in Net Assets	915,286	40,760	(4,425,627)	4,008,736

Net Assets as of December 31, 2024:	$12,191,288	$226,805	$40,130,787	$32,712,715

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount

Net Assets as of December 31, 2022:	$60,147	$6,245,245	$2,458,819	$18,248,980

Investment Income:
Reinvested Dividends	2,427	265,744	52,395	251,070
Investment Expense:
Mortality and Expense Risk and Administrative Charges	660	83,392	32,863	187,943

Net Investment Income (Loss)	1,767	182,352	19,532	63,127

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(2,380)	(179,373)	21,034	(719,659)

Net Realized Capital Gains (Losses) on Investments	(2,380)	(179,373)	21,034	(719,659)
Net Change in Unrealized Appreciation (Depreciation)	5,968	568,399	72,244	1,097,554

Net Gain (Loss) on Investment	3,588	389,026	93,278	377,895

Net Increase (Decrease) in Net Assets Resulting from Operations	5,355	571,378	112,810	441,022

Increase (Decrease) in Net Assets from Contract Transactions	5,175	(160,536)	(131,986)	(5,263,050)

Total Increase (Decrease) in Net Assets	10,530	410,842	(19,176)	(4,822,028)

Net Assets as of December 31, 2023:	$70,677	$6,656,087	$2,439,643	$13,426,952

Investment Income:
Reinvested Dividends	3,859	349,379	53,645	241,134
Investment Expense:
Mortality and Expense Risk and Administrative Charges	956	92,885	36,256	172,875

Net Investment Income (Loss)	2,903	256,494	17,389	68,259

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(491)	(107,328)	66,466	253,541

Net Realized Capital Gains (Losses) on Investments	(491)	(107,328)	66,466	253,541
Net Change in Unrealized Appreciation (Depreciation)	1,991	261,816	283,272	1,619,289

Net Gain (Loss) on Investment	1,500	154,488	349,738	1,872,830

Net Increase (Decrease) in Net Assets Resulting from Operations	4,403	410,982	367,127	1,941,089

Increase (Decrease) in Net Assets from Contract Transactions	2,396	(88,159)	(188,726)	(2,531,865)

Total Increase (Decrease) in Net Assets	6,799	322,823	178,401	(590,776)

Net Assets as of December 31, 2024:	$77,476	$6,978,910	$2,618,044	$12,836,176

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk - Balanced Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2022:	$232,372	$40,751,892	$69,873,744	$295,641

Investment Income:
Reinvested Dividends	3,960	519,742	1,484,780	12,508
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,854	508,398	898,962	3,685

Net Investment Income (Loss)	1,106	11,344	585,818	8,823

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	9,494,421	-
Realized Gain (Loss) on Investments	(35,467)	(2,143,321)	(461,836)	-

Net Realized Capital Gains (Losses) on Investments	(35,467)	(2,143,321)	9,032,585	-
Net Change in Unrealized Appreciation (Depreciation)	34,570	2,990,359	(3,923,916)	-

Net Gain (Loss) on Investment	(897)	847,038	5,108,669	-

Net Increase (Decrease) in Net Assets Resulting from Operations	209	858,382	5,694,487	8,823

Increase (Decrease) in Net Assets from Contract Transactions	(89,212)	(10,270,586)	(8,137,024)	(129,391)

Total Increase (Decrease) in Net Assets	(89,003)	(9,412,204)	(2,442,537)	(120,568)

Net Assets as of December 31, 2023:	$143,369	$31,339,688	$67,431,207	$175,073

Investment Income:
Reinvested Dividends	5,205	691,513	1,071,602	8,460
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,974	335,639	902,860	2,400

Net Investment Income (Loss)	3,231	355,874	168,742	6,060

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,014,358	-
Realized Gain (Loss) on Investments	(1,178)	(769,825)	256,795	-

Net Realized Capital Gains (Losses) on Investments	(1,178)	(769,825)	1,271,153	-
Net Change in Unrealized Appreciation (Depreciation)	(3,582)	132,513	6,797,976	-

Net Gain (Loss) on Investment	(4,760)	(637,312)	8,069,129	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,529)	(281,438)	8,237,871	6,060

Increase (Decrease) in Net Assets from Contract Transactions	(2,251)	(13,770,203)	(8,535,869)	(14,620)

Total Increase (Decrease) in Net Assets	(3,780)	(14,051,641)	(297,998)	(8,560)

Net Assets as of December 31, 2024:	$139,589	$17,288,047	$67,133,209	$166,513

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2022:	$38,260,787	$13,796,449	$54,207,132	$27,278,932

Investment Income:
Reinvested Dividends	1,729,592	217,216	793,977	397,781
Investment Expense:
Mortality and Expense Risk and Administrative Charges	496,943	185,115	716,632	396,666

Net Investment Income (Loss)	1,232,649	32,101	77,345	1,115

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(515,798)	(2,027,284)	(558,131)

Net Realized Capital Gains (Losses) on Investments	-	(515,798)	(2,027,284)	(558,131)
Net Change in Unrealized Appreciation (Depreciation)	-	1,645,538	8,245,818	4,950,906

Net Gain (Loss) on Investment	-	1,129,740	6,218,534	4,392,775

Net Increase (Decrease) in Net Assets Resulting from Operations	1,232,649	1,161,841	6,295,879	4,393,890

Increase (Decrease) in Net Assets from Contract Transactions	(4,485,103)	(159,788)	9,614,858	(181,977)

Total Increase (Decrease) in Net Assets	(3,252,454)	1,002,053	15,910,737	4,211,913

Net Assets as of December 31, 2023:	$35,008,333	$14,798,502	$70,117,869	$31,490,845

Investment Income:
Reinvested Dividends	1,839,571	291,847	1,264,158	473,640
Investment Expense:
Mortality and Expense Risk and Administrative Charges	518,141	178,024	929,332	434,602

Net Investment Income (Loss)	1,321,430	113,823	334,826	39,038

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(365,386)	(907,166)	308,297

Net Realized Capital Gains (Losses) on Investments	-	(365,386)	(907,166)	308,297
Net Change in Unrealized Appreciation (Depreciation)	-	939,474	5,811,985	2,914,943

Net Gain (Loss) on Investment	-	574,088	4,904,819	3,223,240

Net Increase (Decrease) in Net Assets Resulting from Operations	1,321,430	687,911	5,239,645	3,262,278

Increase (Decrease) in Net Assets from Contract Transactions	2,295,606	(2,795,888)	(8,822,094)	(5,166,437)

Total Increase (Decrease) in Net Assets	3,617,036	(2,107,977)	(3,582,449)	(1,904,159)

Net Assets as of December 31, 2024:	$38,625,369	$12,690,525	$66,535,420	$29,586,686

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Dynamic Allocation - Balanced Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 100 Service Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount

Net Assets as of December 31, 2022:	$55,054,334	$33,238,713	$4,385,091	$54,677

Investment Income:
Reinvested Dividends	763,787	428,487	84,964	1,298
Investment Expense:
Mortality and Expense Risk and Administrative Charges	722,958	450,218	54,575	779

Net Investment Income (Loss)	40,829	(21,731)	30,389	519

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	655,944	883
Realized Gain (Loss) on Investments	(1,343,419)	(878,320)	(40,931)	(2)

Net Realized Capital Gains (Losses) on Investments	(1,343,419)	(878,320)	615,013	881
Net Change in Unrealized Appreciation (Depreciation)	7,084,042	5,689,258	(61,983)	2,967

Net Gain (Loss) on Investment	5,740,623	4,810,938	553,030	3,848

Net Increase (Decrease) in Net Assets Resulting from Operations	5,781,452	4,789,207	583,419	4,367

Increase (Decrease) in Net Assets from Contract Transactions	(6,316,565)	(5,695,839)	102,474	1,416

Total Increase (Decrease) in Net Assets	(535,113)	(906,632)	685,893	5,783

Net Assets as of December 31, 2023:	$54,519,221	$32,332,081	$5,070,984	$60,460

Investment Income:
Reinvested Dividends	1,016,771	506,769	73,659	1,748
Investment Expense:
Mortality and Expense Risk and Administrative Charges	701,755	433,663	69,577	896

Net Investment Income (Loss)	315,016	73,106	4,082	852

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	112,604	975
Realized Gain (Loss) on Investments	(569,295)	237,841	130,786	53

Net Realized Capital Gains (Losses) on Investments	(569,295)	237,841	243,390	1,028
Net Change in Unrealized Appreciation (Depreciation)	4,025,237	3,040,896	470,406	1,357

Net Gain (Loss) on Investment	3,455,942	3,278,737	713,796	2,385

Net Increase (Decrease) in Net Assets Resulting from Operations	3,770,958	3,351,843	717,878	3,237

Increase (Decrease) in Net Assets from Contract Transactions	(8,064,006)	(5,802,180)	(387,310)	1,305

Total Increase (Decrease) in Net Assets	(4,293,048)	(2,450,337)	330,568	4,542

Net Assets as of December 31, 2024:	$50,226,173	$29,881,744	$5,401,552	$65,002

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock iShares Edge 50 Service Class Subaccount	TA BlackRock iShares Edge 75 Service Class Subaccount	TA BlackRock iShares Tactical - Balanced Service Class Subaccount

Net Assets as of December 31, 2022:	$22,245,506	$36,127,328	$16,990,510	$23,146,317

Investment Income:
Reinvested Dividends	415,124	633,640	285,887	231,261
Investment Expense:
Mortality and Expense Risk and Administrative Charges	275,184	463,841	210,910	303,654

Net Investment Income (Loss)	139,940	169,799	74,977	(72,393)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	323,981	267,169	506,572	-
Realized Gain (Loss) on Investments	(620,400)	75,444	146,106	(1,429,768)

Net Realized Capital Gains (Losses) on Investments	(296,419)	342,613	652,678	(1,429,768)
Net Change in Unrealized Appreciation (Depreciation)	1,664,256	2,378,651	1,011,310	3,460,235

Net Gain (Loss) on Investment	1,367,837	2,721,264	1,663,988	2,030,467

Net Increase (Decrease) in Net Assets Resulting from Operations	1,507,777	2,891,063	1,738,965	1,958,074

Increase (Decrease) in Net Assets from Contract Transactions	(3,727,457)	(1,962,133)	(1,577,778)	(3,100,188)

Total Increase (Decrease) in Net Assets	(2,219,680)	928,930	161,187	(1,142,114)

Net Assets as of December 31, 2023:	$20,025,826	$37,056,258	$17,151,697	$22,004,203

Investment Income:
Reinvested Dividends	458,151	774,449	325,044	762,926
Investment Expense:
Mortality and Expense Risk and Administrative Charges	250,597	464,577	223,685	288,083

Net Investment Income (Loss)	207,554	309,872	101,359	474,843

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	283,588	512,930	485,392	-
Realized Gain (Loss) on Investments	(373,461)	462,331	299,629	(672,247)

Net Realized Capital Gains (Losses) on Investments	(89,873)	975,261	785,021	(672,247)
Net Change in Unrealized Appreciation (Depreciation)	835,858	1,006,854	755,095	1,695,157

Net Gain (Loss) on Investment	745,985	1,982,115	1,540,116	1,022,910

Net Increase (Decrease) in Net Assets Resulting from Operations	953,539	2,291,987	1,641,475	1,497,753

Increase (Decrease) in Net Assets from Contract Transactions	(3,124,617)	(4,739,730)	(1,813,247)	(2,984,712)

Total Increase (Decrease) in Net Assets	(2,171,078)	(2,447,743)	(171,772)	(1,486,959)

Net Assets as of December 31, 2024:	$17,854,748	$34,608,515	$16,979,925	$20,517,244

See Accompanying Notes. (1) See Footnote 1	37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Tactical - Conservative Service Class Subaccount	TA BlackRock iShares Tactical - Growth Service Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount	TA BlackRock Real Estate Securities Service Class Subaccount

Net Assets as of December 31, 2022:	$12,823,969	$27,565,261	$123,622	$4,168,886

Investment Income:
Reinvested Dividends	143,197	244,918	626	218,693
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,452	369,193	1,062	57,822

Net Investment Income (Loss)	(13,255)	(124,275)	(436)	160,871

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(633,576)	(1,166,279)	(33,314)	(200,015)

Net Realized Capital Gains (Losses) on Investments	(633,576)	(1,166,279)	(33,314)	(200,015)
Net Change in Unrealized Appreciation (Depreciation)	1,336,129	4,458,875	41,613	513,359

Net Gain (Loss) on Investment	702,553	3,292,596	8,299	313,344

Net Increase (Decrease) in Net Assets Resulting from Operations	689,298	3,168,321	7,863	474,215

Increase (Decrease) in Net Assets from Contract Transactions	(2,110,413)	(3,337,520)	(121,561)	(100,306)

Total Increase (Decrease) in Net Assets	(1,421,115)	(169,199)	(113,698)	373,909

Net Assets as of December 31, 2023:	$11,402,854	$27,396,062	$9,924	$4,542,795

Investment Income:
Reinvested Dividends	391,391	940,042	217	76,951
Investment Expense:
Mortality and Expense Risk and Administrative Charges	144,631	355,469	138	61,712

Net Investment Income (Loss)	246,760	584,573	79	15,239

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(349,022)	(894,955)	(489)	(135,295)

Net Realized Capital Gains (Losses) on Investments	(349,022)	(894,955)	(489)	(135,295)
Net Change in Unrealized Appreciation (Depreciation)	629,221	2,863,369	428	103,230

Net Gain (Loss) on Investment	280,199	1,968,414	(61)	(32,065)

Net Increase (Decrease) in Net Assets Resulting from Operations	526,959	2,552,987	18	(16,826)

Increase (Decrease) in Net Assets from Contract Transactions	(1,594,454)	(4,152,104)	(14)	(294,368)

Total Increase (Decrease) in Net Assets	(1,067,495)	(1,599,117)	4	(311,194)

Net Assets as of December 31, 2024:	$10,335,359	$25,796,945	$9,928	$4,231,601

See Accompanying Notes. (1) See Footnote 1	38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock Tactical Allocation Service Class Subaccount	TA Goldman Sachs 70/30 Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount

Net Assets as of December 31, 2022:	$65,699,204	$625,167	$286,693,830	$47,111,552

Investment Income:
Reinvested Dividends	1,594,861	11,291	4,193,442	747,351
Investment Expense:
Mortality and Expense Risk and Administrative Charges	894,816	7,717	3,713,596	568,742

Net Investment Income (Loss)	700,045	3,574	479,846	178,609

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,365,686	12,409	19,376,844	2,000,652
Realized Gain (Loss) on Investments	(1,887,953)	(3,404)	(535,433)	(739,585)

Net Realized Capital Gains (Losses) on Investments	477,733	9,005	18,841,411	1,261,067
Net Change in Unrealized Appreciation (Depreciation)	6,905,277	83,405	12,267,557	2,398,955

Net Gain (Loss) on Investment	7,383,010	92,410	31,108,968	3,660,022

Net Increase (Decrease) in Net Assets Resulting from Operations	8,083,055	95,984	31,588,814	3,838,631

Increase (Decrease) in Net Assets from Contract Transactions	(8,780,815)	37,122	(37,099,480)	(10,419,590)

Total Increase (Decrease) in Net Assets	(697,760)	133,106	(5,510,666)	(6,580,959)

Net Assets as of December 31, 2023:	$65,001,444	$758,273	$281,183,164	$40,530,593

Investment Income:
Reinvested Dividends	951,993	17,900	6,019,940	969,300
Investment Expense:
Mortality and Expense Risk and Administrative Charges	888,686	15,891	3,616,462	512,861

Net Investment Income (Loss)	63,307	2,009	2,403,478	456,439

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	25,101	3,212,575	1,529,070
Realized Gain (Loss) on Investments	(668,164)	217	2,790,943	(495,337)

Net Realized Capital Gains (Losses) on Investments	(668,164)	25,318	6,003,518	1,033,733
Net Change in Unrealized Appreciation (Depreciation)	7,267,685	97,916	12,107,723	583,218

Net Gain (Loss) on Investment	6,599,521	123,234	18,111,241	1,616,951

Net Increase (Decrease) in Net Assets Resulting from Operations	6,662,828	125,243	20,514,719	2,073,390

Increase (Decrease) in Net Assets from Contract Transactions	(11,889,414)	581,540	(39,784,995)	(5,641,175)

Total Increase (Decrease) in Net Assets	(5,226,586)	706,783	(19,270,276)	(3,567,785)

Net Assets as of December 31, 2024:	$59,774,858	$1,465,056	$261,912,888	$36,962,808

See Accompanying Notes. (1) See Footnote 1	39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount	TA Great Lakes Advisors Large Cap Value Service Class Subaccount	TA International Focus Initial Class Subaccount	TA International Focus Service Class Subaccount

Net Assets as of December 31, 2022:	$206,397,091	$3,550,221	$110,039	$7,020,081

Investment Income:
Reinvested Dividends	2,962,030	38,673	2,295	125,115
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,822,218	47,534	1,282	92,687

Net Investment Income (Loss)	139,812	(8,861)	1,013	32,428

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,420,453	205,978	-	-
Realized Gain (Loss) on Investments	(372,084)	97,450	(2,984)	(120,842)

Net Realized Capital Gains (Losses) on Investments	5,048,369	303,428	(2,984)	(120,842)
Net Change in Unrealized Appreciation (Depreciation)	25,990,466	162,735	13,868	779,538

Net Gain (Loss) on Investment	31,038,835	466,163	10,884	658,696

Net Increase (Decrease) in Net Assets Resulting from Operations	31,178,647	457,302	11,897	691,124

Increase (Decrease) in Net Assets from Contract Transactions	(26,627,099)	567,396	(28,974)	(875,423)

Total Increase (Decrease) in Net Assets	4,551,548	1,024,698	(17,077)	(184,299)

Net Assets as of December 31, 2023:	$210,948,639	$4,574,919	$92,962	$6,835,782

Investment Income:
Reinvested Dividends	3,816,560	46,799	2,010	143,548
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,861,618	63,019	980	91,350

Net Investment Income (Loss)	954,942	(16,220)	1,030	52,198

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,566,435	236,231	2,769	221,142
Realized Gain (Loss) on Investments	5,339,490	84,426	(3,776)	84,292

Net Realized Capital Gains (Losses) on Investments	7,905,925	320,657	(1,007)	305,434
Net Change in Unrealized Appreciation (Depreciation)	14,578,521	419,902	(561)	(539,090)

Net Gain (Loss) on Investment	22,484,446	740,559	(1,568)	(233,656)

Net Increase (Decrease) in Net Assets Resulting from Operations	23,439,388	724,339	(538)	(181,458)

Increase (Decrease) in Net Assets from Contract Transactions	(33,677,271)	162,437	(28,969)	78,941

Total Increase (Decrease) in Net Assets	(10,237,883)	886,776	(29,507)	(102,517)

Net Assets as of December 31, 2024:	$200,710,756	$5,461,695	$63,455	$6,733,265

See Accompanying Notes. (1) See Footnote 1	40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount

Net Assets as of December 31, 2022:	$87,897,937	$23,552	$18,170,802	$22,128

Investment Income:
Reinvested Dividends	1,010,071	-	-	509
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,201,044	201	224,169	309

Net Investment Income (Loss)	(190,973)	(201)	(224,169)	200

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,600,092	4,424	3,000,152	-
Realized Gain (Loss) on Investments	959,088	63	(1,282,101)	(90)

Net Realized Capital Gains (Losses) on Investments	3,559,180	4,487	1,718,051	(90)
Net Change in Unrealized Appreciation (Depreciation)	7,852,746	(520)	958,591	1,123

Net Gain (Loss) on Investment	11,411,926	3,967	2,676,642	1,033

Net Increase (Decrease) in Net Assets Resulting from Operations	11,220,953	3,766	2,452,473	1,233

Increase (Decrease) in Net Assets from Contract Transactions	(8,656,349)	(189)	(3,896,750)	-

Total Increase (Decrease) in Net Assets	2,564,604	3,577	(1,444,277)	1,233

Net Assets as of December 31, 2023:	$90,462,541	$27,129	$16,726,525	$23,361

Investment Income:
Reinvested Dividends	1,546,315	43	-	494
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,239,501	257	221,915	336

Net Investment Income (Loss)	306,814	(214)	(221,915)	158

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,105,328	1,937	1,039,296	-
Realized Gain (Loss) on Investments	2,289,586	107	(975,427)	(69)

Net Realized Capital Gains (Losses) on Investments	4,394,914	2,044	63,869	(69)
Net Change in Unrealized Appreciation (Depreciation)	6,779,878	2,047	2,138,585	905

Net Gain (Loss) on Investment	11,174,792	4,091	2,202,454	836

Net Increase (Decrease) in Net Assets Resulting from Operations	11,481,606	3,877	1,980,539	994

Increase (Decrease) in Net Assets from Contract Transactions	(15,670,902)	2,978	(2,169,564)	-

Total Increase (Decrease) in Net Assets	(4,189,296)	6,855	(189,025)	994

Net Assets as of December 31, 2024:	$86,273,245	$33,984	$16,537,500	$24,355

See Accompanying Notes. (1) See Footnote 1	41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Asset Allocation- Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount

Net Assets as of December 31, 2022:	$45,998,177	$45,632	$10,831,416	$374,549

Investment Income:
Reinvested Dividends	838,331	2,274	176,797	3,633
Investment Expense:
Mortality and Expense Risk and Administrative Charges	558,310	1,158	162,038	4,115

Net Investment Income (Loss)	280,021	1,116	14,759	(482)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,854	170,313	1,312
Realized Gain (Loss) on Investments	(2,467,938)	(16)	(212,742)	(44,178)

Net Realized Capital Gains (Losses) on Investments	(2,467,938)	1,838	(42,429)	(42,866)
Net Change in Unrealized Appreciation (Depreciation)	4,370,779	9,098	2,065,712	63,370

Net Gain (Loss) on Investment	1,902,841	10,936	2,023,283	20,504

Net Increase (Decrease) in Net Assets Resulting from Operations	2,182,862	12,052	2,038,042	20,022

Increase (Decrease) in Net Assets from Contract Transactions	(7,538,580)	86,655	1,272,615	(212,823)

Total Increase (Decrease) in Net Assets	(5,355,718)	98,707	3,310,657	(192,801)

Net Assets as of December 31, 2023:	$40,642,459	$144,339	$14,142,073	$181,748

Investment Income:
Reinvested Dividends	656,136	803	176,033	3,027
Investment Expense:
Mortality and Expense Risk and Administrative Charges	492,879	1,591	209,274	2,655

Net Investment Income (Loss)	163,257	(788)	(33,241)	372

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,120	293,569	-
Realized Gain (Loss) on Investments	(1,485,331)	11,794	(138,862)	(349)

Net Realized Capital Gains (Losses) on Investments	(1,485,331)	12,914	154,707	(349)
Net Change in Unrealized Appreciation (Depreciation)	2,875,144	7,250	1,922,344	11,832

Net Gain (Loss) on Investment	1,389,813	20,164	2,077,051	11,483

Net Increase (Decrease) in Net Assets Resulting from Operations	1,553,070	19,376	2,043,810	11,855

Increase (Decrease) in Net Assets from Contract Transactions	(7,115,509)	(101,564)	(476,159)	-

Total Increase (Decrease) in Net Assets	(5,562,439)	(82,188)	1,567,651	11,855

Net Assets as of December 31, 2024:	$35,080,020	$62,151	$15,709,724	$193,603

See Accompanying Notes. (1) See Footnote 1	42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of December 31, 2022:	$257,810,652	$50,522	$142,673,968	$678,019

Investment Income:
Reinvested Dividends	4,599,733	1,048	2,435,827	6,137
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,355,081	643	1,938,430	10,322

Net Investment Income (Loss)	1,244,652	405	497,397	(4,185)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,922,049	2,319	6,299,991	35,307
Realized Gain (Loss) on Investments	(6,041,371)	(12,166)	(6,536,477)	4,786

Net Realized Capital Gains (Losses) on Investments	(4,119,322)	(9,847)	(236,486)	40,093
Net Change in Unrealized Appreciation (Depreciation)	20,442,784	11,186	13,444,816	136,505

Net Gain (Loss) on Investment	16,323,462	1,339	13,208,330	176,598

Net Increase (Decrease) in Net Assets Resulting from Operations	17,568,114	1,744	13,705,727	172,413

Increase (Decrease) in Net Assets from Contract Transactions	(26,468,737)	(39,053)	(21,168,511)	(27,703)

Total Increase (Decrease) in Net Assets	(8,900,623)	(37,309)	(7,462,784)	144,710

Net Assets as of December 31, 2023:	$248,910,029	$13,213	$135,211,184	$822,729

Investment Income:
Reinvested Dividends	3,247,117	172	1,296,930	6,137
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,284,932	196	1,857,658	12,830

Net Investment Income (Loss)	(37,815)	(24)	(560,728)	(6,693)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	30,245
Realized Gain (Loss) on Investments	(3,064,679)	22	(4,004,041)	13,602

Net Realized Capital Gains (Losses) on Investments	(3,064,679)	22	(4,004,041)	43,847
Net Change in Unrealized Appreciation (Depreciation)	17,993,936	1,259	16,454,012	146,046

Net Gain (Loss) on Investment	14,929,257	1,281	12,449,971	189,893

Net Increase (Decrease) in Net Assets Resulting from Operations	14,891,442	1,257	11,889,243	183,200

Increase (Decrease) in Net Assets from Contract Transactions	(30,135,903)	(36)	(18,666,050)	(30,370)

Total Increase (Decrease) in Net Assets	(15,244,461)	1,221	(6,776,807)	152,830

Net Assets as of December 31, 2024:	$233,665,568	$14,434	$128,434,377	$975,559

See Accompanying Notes. (1) See Footnote 1	43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Madison Diversified Income Service Class Subaccount

Net Assets as of December 31, 2022:	$6,778,045	$29,893,551	$77,760,428	$6,103,534

Investment Income:
Reinvested Dividends	68,696	384,553	1,141,239	114,466
Investment Expense:
Mortality and Expense Risk and Administrative Charges	129,027	396,438	979,662	74,403

Net Investment Income (Loss)	(60,331)	(11,885)	161,577	40,063

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	553,215	-	-	256,047
Realized Gain (Loss) on Investments	246,538	(469,507)	(4,651,341)	(219,641)

Net Realized Capital Gains (Losses) on Investments	799,753	(469,507)	(4,651,341)	36,406
Net Change in Unrealized Appreciation (Depreciation)	1,476,884	2,486,100	9,183,799	60,130

Net Gain (Loss) on Investment	2,276,637	2,016,593	4,532,458	96,536

Net Increase (Decrease) in Net Assets Resulting from Operations	2,216,306	2,004,708	4,694,035	136,599

Increase (Decrease) in Net Assets from Contract Transactions	5,513,148	(3,294,878)	(19,840,027)	(587,164)

Total Increase (Decrease) in Net Assets	7,729,454	(1,290,170)	(15,145,992)	(450,565)

Net Assets as of December 31, 2023:	$14,507,499	$28,603,381	$62,614,436	$5,652,969

Investment Income:
Reinvested Dividends	77,976	578,060	1,393,985	139,591
Investment Expense:
Mortality and Expense Risk and Administrative Charges	224,286	378,403	789,999	72,797

Net Investment Income (Loss)	(146,310)	199,657	603,986	66,794

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	538,674	-	-	-
Realized Gain (Loss) on Investments	1,021,853	(473,070)	(1,142,409)	(132,730)

Net Realized Capital Gains (Losses) on Investments	1,560,527	(473,070)	(1,142,409)	(132,730)
Net Change in Unrealized Appreciation (Depreciation)	1,736,748	505,788	2,182,074	185,442

Net Gain (Loss) on Investment	3,297,275	32,718	1,039,665	52,712

Net Increase (Decrease) in Net Assets Resulting from Operations	3,150,965	232,375	1,643,651	119,506

Increase (Decrease) in Net Assets from Contract Transactions	4,528,315	(4,083,994)	(7,545,963)	(236,803)

Total Increase (Decrease) in Net Assets	7,679,280	(3,851,619)	(5,902,312)	(117,297)

Net Assets as of December 31, 2024:	$22,186,779	$24,751,762	$56,712,124	$5,535,672

See Accompanying Notes. (1) See Footnote 1	44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Market Participation Strategy Service Class Subaccount	TA Morgan Stanley Global Allocation Service Class Subaccount	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class Subaccount	TA MSCI EAFE Index Service Class Subaccount

Net Assets as of December 31, 2022:	$22,456,775	$47,955,015	$12,954,864	$5,789,335

Investment Income:
Reinvested Dividends	87,855	-	2,323,225	159,179
Investment Expense:
Mortality and Expense Risk and Administrative Charges	307,503	644,372	160,683	90,482

Net Investment Income (Loss)	(219,648)	(644,372)	2,162,542	68,697

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,726,581	-	-
Realized Gain (Loss) on Investments	(822,436)	(1,198,120)	(623,221)	57,766

Net Realized Capital Gains (Losses) on Investments	(822,436)	528,461	(623,221)	57,766
Net Change in Unrealized Appreciation (Depreciation)	3,145,857	5,570,206	(634,363)	856,508

Net Gain (Loss) on Investment	2,323,421	6,098,667	(1,257,584)	914,274

Net Increase (Decrease) in Net Assets Resulting from Operations	2,103,773	5,454,295	904,958	982,971

Increase (Decrease) in Net Assets from Contract Transactions	(2,479,045)	(5,709,260)	(1,501,460)	1,389,973

Total Increase (Decrease) in Net Assets	(375,272)	(254,965)	(596,502)	2,372,944

Net Assets as of December 31, 2023:	$22,081,503	$47,700,050	$12,358,362	$8,162,279

Investment Income:
Reinvested Dividends	341,585	2,148,446	-	222,923
Investment Expense:
Mortality and Expense Risk and Administrative Charges	315,748	642,043	155,488	127,252

Net Investment Income (Loss)	25,837	1,506,403	(155,488)	95,671

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(394,546)	(500,328)	(804,313)	134,690

Net Realized Capital Gains (Losses) on Investments	(394,546)	(500,328)	(804,313)	134,690
Net Change in Unrealized Appreciation (Depreciation)	3,184,987	1,480,692	1,405,641	(139,613)

Net Gain (Loss) on Investment	2,790,441	980,364	601,328	(4,923)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,816,278	2,486,767	445,840	90,748

Increase (Decrease) in Net Assets from Contract Transactions	(2,907,005)	(4,772,240)	(1,437,098)	1,850,422

Total Increase (Decrease) in Net Assets	(90,727)	(2,285,473)	(991,258)	1,941,170

Net Assets as of December 31, 2024:	$21,990,776	$45,414,577	$11,367,104	$10,103,449

See Accompanying Notes. (1) See Footnote 1	45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Multi-Managed Balanced Initial Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PineBridge Inflation Opportunities Service Class Subaccount	TA ProFunds UltraBear Service Class (OAM) Subaccount

Net Assets as of December 31, 2022:	$38,852	$99,389,292	$12,822,182	$-

Investment Income:
Reinvested Dividends	669	1,345,074	633,232	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	581	1,322,747	159,822	-

Net Investment Income (Loss)	88	22,327	473,410	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,413	3,440,245	-	-
Realized Gain (Loss) on Investments	52	509,063	(210,902)	-

Net Realized Capital Gains (Losses) on Investments	1,465	3,949,308	(210,902)	-
Net Change in Unrealized Appreciation (Depreciation)	5,091	11,732,214	208,145	-

Net Gain (Loss) on Investment	6,556	15,681,522	(2,757)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	6,644	15,703,849	470,653	-

Increase (Decrease) in Net Assets from Contract Transactions	(2)	(15,422,770)	(1,777,961)	-

Total Increase (Decrease) in Net Assets	6,642	281,079	(1,307,308)	-

Net Assets as of December 31, 2023:	$45,494	$99,670,371	$11,514,874	$-

Investment Income:
Reinvested Dividends	965	1,624,120	358,507	15,706
Investment Expense:
Mortality and Expense Risk and Administrative Charges	690	1,290,557	147,217	3,157

Net Investment Income (Loss)	275	333,563	211,290	12,549

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,104	4,073,360	-	-
Realized Gain (Loss) on Investments	134	2,385,015	(111,262)	(36,786)

Net Realized Capital Gains (Losses) on Investments	2,238	6,458,375	(111,262)	(36,786)
Net Change in Unrealized Appreciation (Depreciation)	3,558	5,270,602	(50,785)	(29,414)

Net Gain (Loss) on Investment	5,796	11,728,977	(162,047)	(66,200)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,071	12,062,540	49,243	(53,651)

Increase (Decrease) in Net Assets from Contract Transactions	-	(20,838,234)	(1,328,241)	381,801

Total Increase (Decrease) in Net Assets	6,071	(8,775,694)	(1,278,998)	328,150

Net Assets as of December 31, 2024:	$51,565	$90,894,677	$10,235,876	$328,150

See Accompanying Notes. (1) See Footnote 1	46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA S&P 500 Index Initial Class Subaccount	TA S&P 500 Index Service Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount

Net Assets as of December 31, 2022:	$-	$61,931,334	$3,115,955	$13,381,238

Investment Income:
Reinvested Dividends	-	724,209	32,514	115,811
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,023,717	42,345	181,722

Net Investment Income (Loss)	-	(299,508)	(9,831)	(65,911)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,056,034	299,064	1,415,945
Realized Gain (Loss) on Investments	-	2,697,900	15,628	(25,154)

Net Realized Capital Gains (Losses) on Investments	-	3,753,934	314,692	1,390,791
Net Change in Unrealized Appreciation (Depreciation)	-	12,998,826	25,589	99,424

Net Gain (Loss) on Investment	-	16,752,760	340,281	1,490,215

Net Increase (Decrease) in Net Assets Resulting from Operations	-	16,453,252	330,450	1,424,304

Increase (Decrease) in Net Assets from Contract Transactions	-	14,288,875	(189,188)	55,430

Total Increase (Decrease) in Net Assets	-	30,742,127	141,262	1,479,734

Net Assets as of December 31, 2023:	$-	$92,673,461	$3,257,217	$14,860,972

Investment Income:
Reinvested Dividends	-	939,144	32,295	128,996
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,599,609	46,801	208,940

Net Investment Income (Loss)	-	(660,465)	(14,506)	(79,944)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,292,601	108,076	566,139
Realized Gain (Loss) on Investments	-	4,527,295	5,241	264,362

Net Realized Capital Gains (Losses) on Investments	-	6,819,896	113,317	830,501
Net Change in Unrealized Appreciation (Depreciation)	-	17,094,114	141,556	394,713

Net Gain (Loss) on Investment	-	23,914,010	254,873	1,225,214

Net Increase (Decrease) in Net Assets Resulting from Operations	-	23,253,545	240,367	1,145,270

Increase (Decrease) in Net Assets from Contract Transactions	-	21,602,864	(6,445)	(401,973)

Total Increase (Decrease) in Net Assets	-	44,856,409	233,922	743,297

Net Assets as of December 31, 2024:	$-	$137,529,870	$3,491,139	$15,604,269

See Accompanying Notes. (1) See Footnote 1	47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TSW International Equity Initial Class Subaccount	TA TSW International Equity Service Class Subaccount

Net Assets as of December 31, 2022:	$109,771	$35,520,926	$501,132	$5,789,335

Investment Income:
Reinvested Dividends	-	-	5,666	53,542
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,441	477,967	7,297	86,897

Net Investment Income (Loss)	(1,441)	(477,967)	(1,631)	(33,355)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,428	1,602,182	-	-
Realized Gain (Loss) on Investments	(4,520)	(5,101,534)	7,763	692

Net Realized Capital Gains (Losses) on Investments	(92)	(3,499,352)	7,763	692
Net Change in Unrealized Appreciation (Depreciation)	21,717	10,374,275	62,829	831,767

Net Gain (Loss) on Investment	21,625	6,874,923	70,592	832,459

Net Increase (Decrease) in Net Assets Resulting from Operations	20,184	6,396,956	68,961	799,104

Increase (Decrease) in Net Assets from Contract Transactions	57	(4,215,299)	(36,740)	226,062

Total Increase (Decrease) in Net Assets	20,241	2,181,657	32,221	1,025,166

Net Assets as of December 31, 2023:	$130,012	$37,702,583	$533,353	$6,814,501

Investment Income:
Reinvested Dividends	-	-	15,922	225,207
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,804	523,643	7,538	108,298

Net Investment Income (Loss)	(1,804)	(523,643)	8,384	116,909

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,091	1,609,730	-	-
Realized Gain (Loss) on Investments	(3,935)	(3,174,195)	4,366	91,425

Net Realized Capital Gains (Losses) on Investments	1,156	(1,564,465)	4,366	91,425
Net Change in Unrealized Appreciation (Depreciation)	16,040	6,280,021	(2,806)	(128,419)

Net Gain (Loss) on Investment	17,196	4,715,556	1,560	(36,994)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,392	4,191,913	9,944	79,915

Increase (Decrease) in Net Assets from Contract Transactions	(17,876)	(3,651,595)	(15,165)	1,368,964

Total Increase (Decrease) in Net Assets	(2,484)	540,318	(5,221)	1,448,879

Net Assets as of December 31, 2024:	$127,528	$38,242,901	$528,132	$8,263,380

See Accompanying Notes. (1) See Footnote 1	48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA TSW Mid Cap Value Opportunities Service Class Subaccount	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Vanguard® Balanced Subaccount

Net Assets as of December 31, 2022:	$16,367,710	$3,768,623	$28,570,545	$1,623,749

Investment Income:
Reinvested Dividends	176,037	2,385	-	34,875
Investment Expense:
Mortality and Expense Risk and Administrative Charges	201,948	74,136	774,069	34,221

Net Investment Income (Loss)	(25,911)	(71,751)	(774,069)	654

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,327,016	167,951	2,109,670	67,585
Realized Gain (Loss) on Investments	(29,818)	93,366	(1,975,035)	(14,856)

Net Realized Capital Gains (Losses) on Investments	1,297,198	261,317	134,635	52,729
Net Change in Unrealized Appreciation (Depreciation)	(132,343)	1,562,059	19,171,170	261,393

Net Gain (Loss) on Investment	1,164,855	1,823,376	19,305,805	314,122

Net Increase (Decrease) in Net Assets Resulting from Operations	1,138,944	1,751,625	18,531,736	314,776

Increase (Decrease) in Net Assets from Contract Transactions	(3,458,419)	1,101,760	33,058,690	1,106,754

Total Increase (Decrease) in Net Assets	(2,319,475)	2,853,385	51,590,426	1,421,530

Net Assets as of December 31, 2023:	$14,048,235	$6,622,008	$80,160,971	$3,045,279

Investment Income:
Reinvested Dividends	166,462	831	-	73,846
Investment Expense:
Mortality and Expense Risk and Administrative Charges	184,174	103,174	1,158,795	58,252

Net Investment Income (Loss)	(17,712)	(102,343)	(1,158,795)	15,594

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,231,452	676,805	8,294,958	159,716
Realized Gain (Loss) on Investments	(224,875)	75,462	608,088	68,657

Net Realized Capital Gains (Losses) on Investments	2,006,577	752,267	8,903,046	228,373
Net Change in Unrealized Appreciation (Depreciation)	(1,100,673)	1,112,115	12,874,002	144,182

Net Gain (Loss) on Investment	905,904	1,864,382	21,777,048	372,555

Net Increase (Decrease) in Net Assets Resulting from Operations	888,192	1,762,039	20,618,253	388,149

Increase (Decrease) in Net Assets from Contract Transactions	(1,763,581)	(264,275)	(9,929,282)	(287,134)

Total Increase (Decrease) in Net Assets	(875,389)	1,497,764	10,688,971	101,015

Net Assets as of December 31, 2024:	$13,172,846	$8,119,772	$90,849,942	$3,146,294

See Accompanying Notes. (1) See Footnote 1	49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Capital Growth Subaccount	Vanguard® Conservative Allocation Subaccount	Vanguard® Diversified Value Subaccount	Vanguard® Equity Income Subaccount

Net Assets as of December 31, 2022:	$-	$384,601	$-	$-

Investment Income:
Reinvested Dividends	-	7,714	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	7,062	-	-

Net Investment Income (Loss)	-	652	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,984	-	-
Realized Gain (Loss) on Investments	-	(9,285)	-	-

Net Realized Capital Gains (Losses) on Investments	-	699	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	38,279	-	-

Net Gain (Loss) on Investment	-	38,978	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	39,630	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	192	-	-

Total Increase (Decrease) in Net Assets	-	39,822	-	-

Net Assets as of December 31, 2023:	$-	$424,423	$-	$-

Investment Income:
Reinvested Dividends	-	11,745	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	8,160	-	-

Net Investment Income (Loss)	-	3,585	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,955	-	-
Realized Gain (Loss) on Investments	-	(699)	-	-

Net Realized Capital Gains (Losses) on Investments	-	9,256	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	12,296	-	-

Net Gain (Loss) on Investment	-	21,552	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	25,137	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	38,246	-	-

Total Increase (Decrease) in Net Assets	-	63,383	-	-

Net Assets as of December 31, 2024:	$-	$487,806	$-	$-

See Accompanying Notes. (1) See Footnote 1	50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Equity Index Subaccount	Vanguard® Global Bond Index Subaccount	Vanguard® Growth Subaccount	Vanguard® High Yield Bond Subaccount

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount	Vanguard® Moderate Allocation Subaccount	Vanguard® Money Market Subaccount

Net Assets as of December 31, 2022:	$301,351	$1,767,025	$1,253,427	$-

Investment Income:
Reinvested Dividends	4,948	27,220	31,272	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,615	41,613	28,349	-

Net Investment Income (Loss)	1,333	(14,393)	2,923	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,669	34,159	49,842	-
Realized Gain (Loss) on Investments	(4,912)	(15,077)	(61,691)	-

Net Realized Capital Gains (Losses) on Investments	5,757	19,082	(11,849)	-
Net Change in Unrealized Appreciation (Depreciation)	33,903	526,337	222,448	-

Net Gain (Loss) on Investment	39,660	545,419	210,599	-

Net Increase (Decrease) in Net Assets Resulting from Operations	40,993	531,026	213,522	-

Increase (Decrease) in Net Assets from Contract Transactions	13,758	2,416,747	484,158	-

Total Increase (Decrease) in Net Assets	54,751	2,947,773	697,680	-

Net Assets as of December 31, 2023:	$356,102	$4,714,798	$1,951,107	$-

Investment Income:
Reinvested Dividends	4,463	73,050	48,161	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,006	97,302	40,715	-

Net Investment Income (Loss)	457	(24,252)	7,446	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,815	60,881	39,160	-
Realized Gain (Loss) on Investments	(3,008)	233,562	(9,600)	-

Net Realized Capital Gains (Losses) on Investments	8,807	294,443	29,560	-
Net Change in Unrealized Appreciation (Depreciation)	18,384	474,279	127,593	-

Net Gain (Loss) on Investment	27,191	768,722	157,153	-

Net Increase (Decrease) in Net Assets Resulting from Operations	27,648	744,470	164,599	-

Increase (Decrease) in Net Assets from Contract Transactions	(18,081)	847,267	230,174	-

Total Increase (Decrease) in Net Assets	9,567	1,591,737	394,773	-

Net Assets as of December 31, 2024:	$365,669	$6,306,535	$2,345,880	$-

See Accompanying Notes. (1) See Footnote 1	52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Vanguard® Total International Stock Market Index Subaccount

Net Assets as of December 31, 2022:	$19,713	$205,422	$92,694	$-

Investment Income:
Reinvested Dividends	486	4,286	2,296	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	218	4,338	866	-

Net Investment Income (Loss)	268	(52)	1,430	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	916	-	-	-
Realized Gain (Loss) on Investments	(80)	(2,043)	(507)	-

Net Realized Capital Gains (Losses) on Investments	836	(2,043)	(507)	-
Net Change in Unrealized Appreciation (Depreciation)	7,946	47,318	4,251	-

Net Gain (Loss) on Investment	8,782	45,275	3,744	-

Net Increase (Decrease) in Net Assets Resulting from Operations	9,050	45,223	5,174	-

Increase (Decrease) in Net Assets from Contract Transactions	45,980	916,790	24,716	-

Total Increase (Decrease) in Net Assets	55,030	962,013	29,890	-

Net Assets as of December 31, 2023:	$74,743	$1,167,435	$122,584	$-

Investment Income:
Reinvested Dividends	2,408	42,339	3,251	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	613	9,552	1,022	-

Net Investment Income (Loss)	1,795	32,787	2,229	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,031	-	-	-
Realized Gain (Loss) on Investments	424	(2,470)	(149)	-

Net Realized Capital Gains (Losses) on Investments	2,455	(2,470)	(149)	-
Net Change in Unrealized Appreciation (Depreciation)	(1,116)	16,470	(1,398)	-

Net Gain (Loss) on Investment	1,339	14,000	(1,547)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,134	46,787	682	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,778)	(14,519)	10,741	-

Total Increase (Decrease) in Net Assets	1,356	32,268	11,423	-

Net Assets as of December 31, 2024:	$76,099	$1,199,703	$134,007	$-

See Accompanying Notes. (1) See Footnote 1	53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Total Stock Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount	Voya LargeCap Value Class S Shares Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

Wanger International Subaccount

Net Assets as of December 31, 2022:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-

Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-

Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-

Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2023:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-

Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-

Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-

Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2024:	$-

See Accompanying Notes. (1) See Footnote 1	55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

1.  Organization

Separate Account VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity, Transamerica Annuity I-Share, Transamerica InspireSM Variable Annuity, Transamerica Advisory Annuity, Transamerica AxiomSM III Variable Annuity, Transamerica PrincipiumSM IV Variable Annuity, and Transamerica I-Share II Variable Annuity.

TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Class 4 Shares
American Funds - Growth - Income Class 2 Shares	American Funds - Growth - Income Fund Class 2 Shares
American Funds - Growth - Income Class 4 Shares	American Funds - Growth - Income Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Fundsz - International Class 4 Shares	American Funds - International Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Class 4 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - The Bond Fund of America Class 4 Shares
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
Dimensional VA Equity Allocation	Dimensional VA Equity Allocation Portfolio
Dimensional VA Global Bond	Dimensional VA Global Bond Portfolio
Dimensional VA Global Moderate Allocation	Dimensional VA Global Moderate Allocation Portfolio
Dimensional VA International Small	Dimensional VA International Small Portfolio
Dimensional VA International Value	Dimensional VA International Value Portfolio
Dimensional VA Short - Term Fixed	Dimensional VA Short - Term Fixed Portfolio
Dimensional VA U.S. Large Value	Dimensional VA U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value	Dimensional VA U.S. Targeted Value Portfolio
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
Lincoln Variable Insurance Products	Lincoln Variable Insurance Products
LVIP JPMorgan Core Bond Standard Shares	LVIP JPMorgan Core Bond Standard Shares
LVIP JPMorgan Mid Cap Value Standard Shares	LVIP JPMorgan Mid Cap Value Standard Shares
LVIP JPMorgan Small Cap Core Standard Shares	LVIP JPMorgan Small Cap Core Standard Shares
LVIP JPMorgan U.S. Equity Standard Shares	LVIP JPMorgan U.S. Equity Standard Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

1.  Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA Great Lakes Advisors Large Cap Value Service Class	Transamerica Great Lakes Advisors Large Cap Value VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

1.  Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA TSW Mid Cap Value Opportunities Service Class	Transamerica TSW Mid Cap Value Opportunities VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

1.  Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
LVIP JPMorgan Core Bond Standard Shares	April 28, 2023
LVIP JPMorgan Mid Cap Value Standard Shares	April 28, 2023
LVIP JPMorgan Small Cap Core Standard Shares	April 28, 2023
LVIP JPMorgan U.S. Equity Standard Shares	April 28, 2023
TA S&P 500 Index Initial Class	May 2, 2022
American Funds - Asset Allocation Class 4 Shares	May 1, 2020
American Funds - Growth Class 4 Shares	May 1, 2020
American Funds - Growth-Income Class 4 Shares	May 1, 2020
American Funds - International Class 4 Shares	May 1, 2020
American Funds - New World Class 4 Shares	May 1, 2020
American Funds - The Bond Fund of America Class 4 Shares	May 1, 2020
Fidelity® VIP Consumer Staples Initial Class	May 1, 2020
Fidelity® VIP Energy Service Class 2	May 1, 2020
Fidelity® VIP Health Care Service Class 2	May 1, 2020
Fidelity® VIP Technology Initial Class	May 1, 2020
Fidelity® VIP Utilities Initial Class	May 1, 2020
TA Goldman Sachs 70/30 Service Class	May 1, 2020

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

1.  Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly
Dimensional VA Equity Allocation	DFA VA Equity Allocation
Dimensional VA Global Bond	DFA VA Global Bond
Dimensional VA Global Moderate Allocation	DFA VA Global Moderate Allocation
Dimensional VA International Small	DFA VA International Small
Dimensional VA International Value	DFA VA International Value
Dimensional VA Short-Term Fixed	DFA VA Short-Term Fixed
Dimensional VA U.S. Large Value	DFA VA U.S. Large Value
Dimensional VA U.S. Targeted Value	DFA VA U.S. Targeted Value
TA BlackRock iShares Tactical - Balanced Service Class	TA PIMCO Tactical - Balanced Service Class
TA BlackRock iShares Tactical - Conservative Service Class	TA PIMCO Tactical - Conservative Service Class
TA BlackRock iShares Tactical - Growth Service Class	TA PIMCO Tactical - Growth Service Class
TA TSW International Equity Initial Class	TA TS&W International Equity Initial Class
TA TSW International Equity Service Class	TA TS&W International Equity Service Class
TA TSW Mid Cap Value Opportunities Service Class	TA JPMorgan Mid Cap Value Service Class

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA ProFunds UltraBear Service Class (OAM)	TA ProFunds UltraBear Service Class (OAM)

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2024 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

62

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$361,701	$820,335

AB Large Cap Growth Class B Shares	13,072	70,061

AB Relative Value Class B Shares	2,606,325	6,186,170

American Funds - Asset Allocation Class 2 Shares	10,149,294	7,376,184

American Funds - Asset Allocation Class 4 Shares	1,757,675	270,986

American Funds - Growth Class 2 Shares	9,133,459	20,885,132

American Funds - Growth Class 4 Shares	10,869,596	4,586,398

American Funds - Growth-Income Class 2 Shares	3,306,224	7,166,537

American Funds - Growth-Income Class 4 Shares	4,825,126	2,048,662

American Funds - International Class 2 Shares	2,911,249	5,858,083

American Funds - International Class 4 Shares	1,157,239	340,081

American Funds - New World Class 4 Shares	217,941	36,140

American Funds - The Bond Fund of America Class 2 Shares	3,166,413	4,384,972

American Funds - The Bond Fund of America Class 4 Shares	1,727,282	691,549

Dimensional VA Equity Allocation	-	-

Dimensional VA Global Bond	36,066	59,909

Dimensional VA Global Moderate Allocation	-	-

Dimensional VA International Small	-	-

Dimensional VA International Value	-	-

Dimensional VA Short-Term Fixed	-	-

Dimensional VA U.S. Large Value	-	-

Dimensional VA U.S. Targeted Value	-	-

Fidelity® VIP Balanced Service Class 2	5,119,938	6,956,137

Fidelity® VIP Consumer Staples Initial Class	709,851	403,244

Fidelity® VIP Contrafund® Initial Class	-	-

Fidelity® VIP Contrafund® Service Class 2	18,748,342	17,864,845

Fidelity® VIP Energy Service Class 2	2,858,071	2,105,162

Fidelity® VIP Equity-Income Service Class 2	27,601	129,176

Fidelity® VIP Growth Service Class 2	248,866	55,409

Fidelity® VIP Growth Opportunities Service Class 2	-	252

Fidelity® VIP Health Care Service Class 2	2,175,308	990,363

Fidelity® VIP Mid Cap Initial Class	-	-

Fidelity® VIP Mid Cap Service Class 2	8,123,666	5,990,480

Fidelity® VIP Technology Initial Class	15,689,844	5,308,228

Fidelity® VIP Utilities Initial Class	877,113	723,687

Fidelity® VIP Value Strategies Initial Class	1,743	2,005

Fidelity® VIP Value Strategies Service Class 2	3,786,416	2,024,967

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

Franklin Allocation Class 4 Shares	$21,034	$341,377

Franklin Income Class 2 Shares	66,093	221,752

Franklin Mutual Shares Class 2 Shares	10,222	69,873

Franklin Templeton Foreign Class 2 Shares	15,644	92,983

Invesco V.I. American Franchise Series II Shares	-	62,984

Janus Henderson - Enterprise Service Shares	10,152	53,411

Janus Henderson - Global Research Service Shares	10,152	33,342

Janus Henderson - Mid Cap Value Service Shares	163	145

LVIP JPMorgan Core Bond Standard Shares	19,124	55,119

LVIP JPMorgan Mid Cap Value Standard Shares	42,339	3,257

LVIP JPMorgan Small Cap Core Standard Shares	-	-

LVIP JPMorgan U.S. Equity Standard Shares	7,623	152,293

MFS® New Discovery Service Class	1	138,137

MFS® Total Return Service Class	43,474	125,125

State Street Total Return V.I.S. Class 3 Shares	232,089	1,042,754

TA 60/40 Allocation Service Class	662,717	796,985

TA Aegon Bond Initial Class	50,085	4,734

TA Aegon Bond Service Class	4,050,136	7,602,604

TA Aegon Core Bond Service Class	11,155,313	6,192,644

TA Aegon High Yield Bond Initial Class	8,291	2,993

TA Aegon High Yield Bond Service Class	1,648,404	1,480,067

TA Aegon Sustainable Equity Income Initial Class	53,646	224,985

TA Aegon Sustainable Equity Income Service Class	938,934	3,402,553

TA Aegon U.S. Government Securities Initial Class	5,341	4,362

TA Aegon U.S. Government Securities Service Class	4,120,192	17,534,523

TA American Funds Managed Risk - Balanced Service Class	3,268,515	10,621,267

TA BlackRock Government Money Market Initial Class	11,191	19,745

TA BlackRock Government Money Market Service Class	47,167,950	43,550,203

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,230,609	3,912,672

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	4,173,247	12,660,514

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	1,751,164	6,878,554

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	1,453,102	9,202,088

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	665,150	6,394,206

TA BlackRock iShares Edge 100 Service Class	911,649	1,182,275

TA BlackRock iShares Edge 40 Initial Class	4,032	901

TA BlackRock iShares Edge 40 Service Class	1,315,235	3,948,704

TA BlackRock iShares Edge 50 Service Class	1,514,782	5,431,713

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Edge 75 Service Class	$1,312,553	$2,539,052

TA BlackRock iShares Tactical - Balanced Service Class	933,710	3,443,588

TA BlackRock iShares Tactical - Conservative Service Class	584,054	1,931,750

TA BlackRock iShares Tactical - Growth Service Class	1,504,777	5,072,299

TA BlackRock Real Estate Securities Initial Class	2,211	2,147

TA BlackRock Real Estate Securities Service Class	525,995	805,118

TA BlackRock Tactical Allocation Service Class	1,613,062	13,439,178

TA Goldman Sachs 70/30 Service Class	715,520	106,869

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	12,171,379	46,340,398

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	4,639,568	8,295,208

TA Goldman Sachs Managed Risk - Growth ETF Service Class	10,888,478	41,044,270

TA Great Lakes Advisors Large Cap Value Service Class	973,486	591,034

TA International Focus Initial Class	7,950	33,121

TA International Focus Service Class	1,531,795	1,179,519

TA Janus Balanced Service Class	6,348,331	19,607,151

TA Janus Mid-Cap Growth Initial Class	5,304	603

TA Janus Mid-Cap Growth Service Class	2,451,645	3,803,826

TA JPMorgan Asset Allocation - Conservative Initial Class	494	336

TA JPMorgan Asset Allocation - Conservative Service Class	1,032,909	7,985,155

TA JPMorgan Asset Allocation - Growth Initial Class	1,924	103,157

TA JPMorgan Asset Allocation - Growth Service Class	1,074,937	1,290,771

TA JPMorgan Asset Allocation - Moderate Initial Class	3,027	2,655

TA JPMorgan Asset Allocation - Moderate Service Class	5,653,211	35,827,085

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	172	232

TA JPMorgan Asset Allocation - Moderate Growth Service Class	3,120,872	22,347,644

TA JPMorgan Enhanced Index Initial Class	36,661	43,480

TA JPMorgan Enhanced Index Service Class	12,573,246	7,652,571

TA JPMorgan International Moderate Growth Service Class	1,623,163	5,507,498

TA JPMorgan Tactical Allocation Service Class	2,174,472	9,116,452

TA Madison Diversified Income Service Class	535,622	705,627

TA Market Participation Strategy Service Class	658,902	3,540,069

TA Morgan Stanley Global Allocation Service Class	4,336,578	7,602,451

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	477,328	2,069,911

TA MSCI EAFE Index Service Class	2,817,238	871,147

TA Multi-Managed Balanced Initial Class	3,070	690

TA Multi-Managed Balanced Service Class	7,189,305	23,620,602

TA PineBridge Inflation Opportunities Service Class	1,021,073	2,138,038

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

TA ProFunds UltraBear Service Class (OAM)	$729,333	$334,983

TA S&P 500 Index Initial Class	-	-

TA S&P 500 Index Service Class	38,867,273	15,632,286

TA Small/Mid Cap Value Initial Class	140,371	53,248

TA Small/Mid Cap Value Service Class	3,728,407	3,644,191

TA T. Rowe Price Small Cap Initial Class	10,863	25,451

TA T. Rowe Price Small Cap Service Class	5,102,282	7,667,778

TA TSW International Equity Initial Class	15,968	22,749

TA TSW International Equity Service Class	2,389,910	904,038

TA TSW Mid Cap Value Opportunities Service Class	3,031,177	2,581,017

TA WMC US Growth Initial Class	683,053	372,882

TA WMC US Growth Service Class	17,950,470	20,743,602

Vanguard® Balanced	1,169,639	1,281,465

Vanguard® Capital Growth	-	-

Vanguard® Conservative Allocation	72,285	20,499

Vanguard® Diversified Value	-	-

Vanguard® Equity Income	-	-

Vanguard® Equity Index	-	-

Vanguard® Global Bond Index	-	-

Vanguard® Growth	-	-

Vanguard® High Yield Bond	-	-

Vanguard® International	16,971	22,779

Vanguard® Mid-Cap Index	2,345,437	1,461,544

Vanguard® Moderate Allocation	386,626	109,848

Vanguard® Money Market	-	-

Vanguard® Real Estate Index	7,446	5,397

Vanguard® Short-Term Investment Grade	69,126	50,858

Vanguard® Total Bond Market Index	20,299	7,330

Vanguard® Total International Stock Market Index	-	-

Vanguard® Total Stock Market Index	-	-

Voya Global Perspectives Class S Shares	-	-

Voya Large Cap Value Class S Shares	-	-

Wanger Acorn	-	-

Wanger International	-	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	17,509	(176,062)	(158,553)	22,303	(185,100)	(162,797)

AB Large Cap Growth Class B Shares	-	(9,755)	(9,755)	-	(12,338)	(12,338)

AB Relative Value Class B Shares	88,290	(569,455)	(481,165)	266,728	(737,177)	(470,449)

American Funds - Asset Allocation Class 2 Shares	352,758	(930,383)	(577,625)	48,352	(776,077)	(727,725)

American Funds - Asset Allocation Class 4 Shares	99,764	(14,082)	85,682	66,207	(13,602)	52,605

American Funds - Growth Class 2 Shares	237,066	(591,526)	(354,460)	195,838	(779,163)	(583,325)

American Funds - Growth Class 4 Shares	534,628	(223,831)	310,797	701,934	(119,436)	582,498

American Funds - Growth-Income Class 2 Shares	126,170	(392,368)	(266,198)	69,460	(570,888)	(501,428)

American Funds - Growth-Income Class 4 Shares	250,009	(109,707)	140,302	291,133	(18,447)	272,686

American Funds - International Class 2 Shares	747,101	(1,330,523)	(583,422)	469,966	(1,573,186)	(1,103,220)

American Funds - International Class 4 Shares	88,843	(24,111)	64,732	120,097	(17,303)	102,794

American Funds - New World Class 4 Shares	14,632	(1,729)	12,903	33,179	(7,534)	25,645

American Funds - The Bond Fund of America Class 2 Shares	1,089,790	(1,022,641)	67,149	2,259,987	(1,082,538)	1,177,449

American Funds - The Bond Fund of America Class 4 Shares	168,998	(71,196)	97,802	421,944	(161,603)	260,341

Dimensional VA Equity Allocation	-	-	-	-	-	-

Dimensional VA Global Bond	2,853	(5,965)	(3,112)	4,413	(1,056)	3,357

Dimensional VA Global Moderate Allocation	-	-	-	-	-	-

Dimensional VA International Small	-	-	-	-	-	-

Dimensional VA International Value	-	-	-	-	-	-

Dimensional VA Short-Term Fixed	-	-	-	-	-	-

Dimensional VA U.S. Large Value	-	-	-	-	-	-

Dimensional VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	238,333	(998,091)	(759,758)	326,335	(892,064)	(565,729)

Fidelity® VIP Consumer Staples Initial Class	48,035	(27,846)	20,189	38,189	(9,324)	28,865

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Fidelity® VIP Contrafund® Service Class 2	276,335	(823,278)	(546,943)	376,807	(988,521)	(611,714)

Fidelity® VIP Energy Service Class 2	100,075	(73,261)	26,814	60,617	(25,655)	34,962

Fidelity® VIP Equity-Income Service Class 2	-	(35,873)	(35,873)	6,702	(22,190)	(15,488)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Growth Service Class 2	-	(6,602)	(6,602)	-	(10,038)	(10,038)

Fidelity® VIP Growth Opportunities Service Class 2	-	(41)	(41)	-	(41)	(41)

Fidelity® VIP Health Care Service Class 2	181,981	(77,378)	104,603	137,196	(8,949)	128,247

Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-

Fidelity® VIP Mid Cap Service Class 2	263,183	(387,893)	(124,710)	412,911	(442,842)	(29,931)

Fidelity® VIP Technology Initial Class	652,398	(217,826)	434,572	719,996	(219,519)	500,477

Fidelity® VIP Utilities Initial Class	53,669	(46,673)	6,996	39,152	(17,596)	21,556

Fidelity® VIP Value Strategies Initial Class	-	(67)	(67)	-	(79)	(79)

Fidelity® VIP Value Strategies Service Class 2	88,013	(98,592)	(10,579)	223,416	(390,329)	(166,913)

Franklin Allocation Class 4 Shares	421	(125,405)	(124,984)	-	(54,734)	(54,734)

Franklin Income Class 2 Shares	34	(109,700)	(109,666)	5,216	(121,892)	(116,676)

Franklin Mutual Shares Class 2 Shares	21	(35,677)	(35,656)	-	(16,472)	(16,472)

Franklin Templeton Foreign Class 2 Shares	-	(72,273)	(72,273)	3,333	(38,469)	(35,136)

Invesco V.I. American Franchise Series II Shares	-	(14,784)	(14,784)	-	(4,486)	(4,486)

Janus Henderson - Enterprise Service Shares	-	(6,156)	(6,156)	-	(7,154)	(7,154)

Janus Henderson - Global Research Service Shares	-	(10,018)	(10,018)	-	(4,976)	(4,976)

Janus Henderson - Mid Cap Value Service Shares	-	(32)	(32)	-	(32)	(32)

LVIP JPMorgan Core Bond Standard Shares	7,082	(40,497)	(33,415)	214,876	(6,746)	208,130

LVIP JPMorgan Mid Cap Value Standard Shares	-	(23)	(23)	47,875	-	47,875

LVIP JPMorgan Small Cap Core Standard Shares	-	-	-	-	-	-

LVIP JPMorgan U.S. Equity Standard Shares	665	(21,780)	(21,115)	28,666	(306)	28,360

MFS® New Discovery Service Class	-	(28,693)	(28,693)	-	(23,812)	(23,812)

MFS® Total Return Service Class	-	(45,741)	(45,741)	-	(15,433)	(15,433)

State Street Total Return V.I.S. Class 3 Shares	6,351	(201,103)	(194,752)	78,995	(148,893)	(69,898)

TA 60/40 Allocation Service Class	23,999	(44,351)	(20,352)	617,262	(32,509)	584,753

TA Aegon Bond Initial Class	25,862	(1,321)	24,541	184	(13,755)	(13,571)

TA Aegon Bond Service Class	523,492	(2,308,159)	(1,784,667)	454,202	(3,223,990)	(2,769,788)

TA Aegon Core Bond Service Class	1,087,930	(1,545,578)	(457,648)	544,033	(2,373,915)	(1,829,882)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Aegon High Yield Bond Initial Class	1,661	(416)	1,245	5,804	(3,632)	2,172

TA Aegon High Yield Bond Service Class	130,407	(203,856)	(73,449)	107,874	(175,078)	(67,204)

TA Aegon Sustainable Equity Income Initial Class	-	(56,147)	(56,147)	1,532	(47,505)	(45,973)

TA Aegon Sustainable Equity Income Service Class	49,204	(452,449)	(403,245)	50,932	(989,579)	(938,647)

TA Aegon U.S. Government Securities Initial Class	73	(1,279)	(1,206)	7,426	(57,671)	(50,245)

TA Aegon U.S. Government Securities Service Class	822,295	(3,876,548)	(3,054,253)	1,237,724	(3,331,227)	(2,093,503)

TA American Funds Managed Risk - Balanced Service Class	85,211	(677,200)	(591,989)	191,508	(844,577)	(653,069)

TA BlackRock Government Money Market Initial Class	2,020	(12,748)	(10,728)	1,143	(99,044)	(97,901)

TA BlackRock Government Money Market Service Class	6,868,560	(7,050,523)	(181,963)	4,237,503	(6,246,267)	(2,008,764)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	237,205	(988,402)	(751,197)	398,457	(835,831)	(437,374)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	408,650	(2,132,053)	(1,723,403)	1,655,739	(1,943,250)	(287,511)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	137,184	(1,362,069)	(1,224,885)	988,432	(1,010,589)	(22,157)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	105,025	(1,420,851)	(1,315,826)	93,440	(1,335,104)	(1,241,664)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	26,089	(938,838)	(912,749)	153,087	(970,525)	(817,438)

TA BlackRock iShares Edge 100 Service Class	38,378	(56,207)	(17,829)	42,705	(36,266)	6,439

TA BlackRock iShares Edge 40 Initial Class	668	(4)	664	735	(6)	729

TA BlackRock iShares Edge 40 Service Class	215,985	(771,746)	(555,761)	39,818	(735,324)	(695,506)

TA BlackRock iShares Edge 50 Service Class	17,734	(363,644)	(345,910)	108,425	(267,542)	(159,117)

TA BlackRock iShares Edge 75 Service Class	31,987	(144,866)	(112,879)	81,701	(190,710)	(109,009)

TA BlackRock iShares Tactical - Balanced Service Class	17,404	(645,581)	(628,177)	155,908	(1,102,359)	(946,451)

TA BlackRock iShares Tactical - Conservative Service Class	90,784	(612,235)	(521,451)	29,320	(385,749)	(356,429)

TA BlackRock iShares Tactical - Growth Service Class	51,488	(584,559)	(533,071)	99,291	(668,530)	(569,239)

TA BlackRock Real Estate Securities Initial Class	640	(634)	6	-	(42,760)	(42,760)

TA BlackRock Real Estate Securities Service Class	59,431	(140,077)	(80,646)	89,457	(139,977)	(50,520)

TA BlackRock Tactical Allocation Service Class	74,716	(2,190,464)	(2,115,748)	269,266	(2,033,052)	(1,763,786)

TA Goldman Sachs 70/30 Service Class	49,441	(6,520)	42,921	4,566	(1,600)	2,966

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	720,179	(8,926,966)	(8,206,787)	853,501	(9,026,706)	(8,173,205)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	200,566	(1,463,547)	(1,262,981)	184,924	(3,215,025)	(3,030,101)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	798,935	(7,870,708)	(7,071,773)	425,646	(6,600,677)	(6,175,031)

TA Great Lakes Advisors Large Cap Value Service Class	47,133	(35,121)	12,012	81,573	(35,369)	46,204

TA International Focus Initial Class	1,537	(9,267)	(7,730)	-	(14,069)	(14,069)

TA International Focus Service Class	99,467	(149,541)	(50,074)	48,109	(254,636)	(206,527)

TA Janus Balanced Service Class	599,484	(1,748,331)	(1,148,847)	462,298	(1,304,845)	(842,547)

TA Janus Mid-Cap Growth Initial Class	1,110	(115)	995	-	(76)	(76)

TA Janus Mid-Cap Growth Service Class	59,181	(328,410)	(269,229)	56,654	(633,239)	(576,585)

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Conservative Service Class	59,141	(1,502,968)	(1,443,827)	117,041	(2,383,645)	(2,266,604)

TA JPMorgan Asset Allocation - Growth Initial Class	-	(28,209)	(28,209)	28,209	-	28,209

TA JPMorgan Asset Allocation - Growth Service Class	27,490	(78,139)	(50,649)	167,354	(108,956)	58,398

TA JPMorgan Asset Allocation - Moderate Initial Class	-	-	-	-	(95,699)	(95,699)

TA JPMorgan Asset Allocation - Moderate Service Class	321,477	(7,125,555)	(6,804,078)	337,229	(6,663,031)	(6,325,802)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(12)	(12)	-	(16,019)	(16,019)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	248,086	(3,235,548)	(2,987,462)	158,253	(3,760,474)	(3,602,221)

TA JPMorgan Enhanced Index Initial Class	40	(4,288)	(4,248)	15	(4,985)	(4,970)

TA JPMorgan Enhanced Index Service Class	336,443	(237,742)	98,701	336,896	(149,192)	187,704

TA JPMorgan International Moderate Growth Service Class	282,096	(1,661,581)	(1,379,485)	220,259	(1,272,708)	(1,052,449)

TA JPMorgan Tactical Allocation Service Class	191,656	(1,413,387)	(1,221,731)	154,428	(2,701,458)	(2,547,030)

TA Madison Diversified Income Service Class	29,439	(50,406)	(20,967)	30,684	(80,237)	(49,553)

TA Market Participation Strategy Service Class	19,464	(435,822)	(416,358)	182,125	(610,440)	(428,315)

TA Morgan Stanley Global Allocation Service Class	598,482	(1,675,828)	(1,077,346)	440,101	(1,651,687)	(1,211,586)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	45,145	(176,195)	(131,050)	27,032	(176,349)	(149,317)

TA MSCI EAFE Index Service Class	196,190	(57,816)	138,374	187,659	(72,241)	115,418

TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-

TA Multi-Managed Balanced Service Class	135,002	(1,868,926)	(1,733,924)	154,113	(1,410,596)	(1,256,483)

TA PineBridge Inflation Opportunities Service Class	122,554	(863,997)	(741,443)	97,450	(745,695)	(648,245)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA ProFunds UltraBear Service Class (OAM)	71,715	(36,396)	35,319	-	-	-

TA S&P 500 Index Initial Class	-	-	-	-	-	-

TA S&P 500 Index Service Class	1,590,255	(621,894)	968,361	1,517,230	(719,140)	798,090

TA Small/Mid Cap Value Initial Class	-	(261)	(261)	-	(10,093)	(10,093)

TA Small/Mid Cap Value Service Class	150,733	(298,783)	(148,050)	105,969	(212,142)	(106,173)

TA T. Rowe Price Small Cap Initial Class	771	(5,096)	(4,325)	3,244	(3,594)	(350)

TA T. Rowe Price Small Cap Service Class	148,594	(499,474)	(350,880)	144,831	(628,100)	(483,269)

TA TSW International Equity Initial Class	16	(5,404)	(5,388)	6	(13,152)	(13,146)

TA TSW International Equity Service Class	297,356	(119,203)	178,153	95,160	(75,712)	19,448

TA TSW Mid Cap Value Opportunities Service Class	36,813	(177,156)	(140,343)	87,193	(343,419)	(256,226)

TA WMC US Growth Initial Class	1,341	(66,666)	(65,325)	499,754	(150,875)	348,879

TA WMC US Growth Service Class	300,135	(888,925)	(588,790)	1,955,399	(1,092,573)	862,826

Vanguard® Balanced	70,450	(91,763)	(21,313)	105,475	(4,340)	101,135

Vanguard® Capital Growth	-	-	-	-	-	-

Vanguard® Conservative Allocation	4,688	(1,165)	3,523	7,712	(7,777)	(65)

Vanguard® Diversified Value	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	-	-	-	-	-	-

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	30	(847)	(817)	870	(188)	682

Vanguard® Mid-Cap Index	81,776	(47,874)	33,902	109,939	(2,725)	107,214

Vanguard® Moderate Allocation	24,939	(6,025)	18,914	71,978	(25,250)	46,728

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	194	(284)	(90)	3,191	(23)	3,168

Vanguard® Short-Term Investment Grade	2,346	(3,646)	(1,300)	86,600	(1,716)	84,884

Vanguard® Total Bond Market Index	1,633	(607)	1,026	2,545	(135)	2,410

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Voya Large Cap Value Class S Shares	-	-	-	-	-	-

Wanger Acorn	-	-	-	-	-	-

Wanger International	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$220,812	$(764,141)	$(543,329)	$155,610	$(1,796,461)	$(1,640,851)

AB Large Cap Growth Class B Shares	-	(66,140)	(66,140)	-	(60,226)	(60,226)

AB Relative Value Class B Shares	1,186,780	(5,809,742)	(4,622,962)	2,912,666	(5,071,685)	(2,159,019)

American Funds - Asset Allocation Class 2 Shares	7,102,188	(6,632,696)	469,492	584,351	(5,706,432)	(5,122,081)

American Funds - Asset Allocation Class 4 Shares	1,429,785	(197,761)	1,232,024	772,377	(161,289)	611,088

American Funds - Growth Class 2 Shares	7,065,613	(19,643,180)	(12,577,567)	6,229,542	(20,134,982)	(13,905,440)

American Funds - Growth Class 4 Shares	10,364,267	(4,328,077)	6,036,190	10,376,453	(1,816,151)	8,560,302

American Funds - Growth-Income Class 2 Shares	1,344,371	(6,614,836)	(5,270,465)	1,321,800	(12,915,744)	(11,593,944)

American Funds - Growth-Income Class 4 Shares	4,370,812	(1,943,656)	2,427,156	4,081,339	(255,608)	3,825,731

American Funds - International Class 2 Shares	2,716,526	(5,552,797)	(2,836,271)	2,591,763	(8,563,575)	(5,971,812)

American Funds - International Class 4 Shares	1,133,276	(309,140)	824,136	1,388,043	(195,617)	1,192,426

American Funds - New World Class 4 Shares	201,876	(24,041)	177,835	403,839	(91,129)	312,710

American Funds - The Bond Fund of America Class 2 Shares	2,467,240	(4,128,487)	(1,661,247)	6,581,369	(3,246,246)	3,335,123

American Funds - The Bond Fund of America Class 4 Shares	1,540,878	(642,303)	898,575	3,733,117	(1,426,156)	2,306,961

Dimensional VA Equity Allocation	-	-	-	-	-	-

Dimensional VA Global Bond	26,700	(56,444)	(29,744)	40,219	(9,566)	30,653

Dimensional VA Global Moderate Allocation	-	-	-	-	-	-

Dimensional VA International Small	-	-	-	-	-	-

Dimensional VA International Value	-	-	-	-	-	-

Dimensional VA Short-Term Fixed	-	-	-	-	-	-

Dimensional VA U.S. Large Value	-	-	-	-	-	-

Dimensional VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	3,238,198	(6,464,309)	(3,226,111)	2,715,922	(8,144,213)	(5,428,291)

Fidelity® VIP Consumer Staples Initial Class	675,276	(391,527)	283,749	507,387	(127,468)	379,919

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Fidelity® VIP Contrafund® Service Class 2	9,140,626	(16,894,921)	(7,754,295)	7,131,999	(14,291,555)	(7,159,556)

Fidelity® VIP Energy Service Class 2	2,817,129	(2,076,977)	740,152	1,603,697	(687,347)	916,350

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Equity-Income Service Class 2	$-	$(123,600)	$(123,600)	$25,162	$(63,831)	$(38,669)

Fidelity® VIP Growth Service Class 2	-	(39,801)	(39,801)	-	(43,963)	(43,963)

Fidelity® VIP Growth Opportunities Service Class 2	-	(169)	(169)	-	(118)	(118)

Fidelity® VIP Health Care Service Class 2	2,192,065	(957,802)	1,234,263	1,534,330	(99,296)	1,435,034

Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-

Fidelity® VIP Mid Cap Service Class 2	4,079,255	(5,654,753)	(1,575,498)	5,801,759	(7,038,730)	(1,236,971)

Fidelity® VIP Technology Initial Class	15,078,290	(5,067,217)	10,011,073	12,352,848	(3,810,755)	8,542,093

Fidelity® VIP Utilities Initial Class	819,245	(710,977)	108,268	513,950	(234,451)	279,499

Fidelity® VIP Value Strategies Initial Class	-	(1,925)	(1,925)	-	(1,896)	(1,896)

Fidelity® VIP Value Strategies Service Class 2	1,953,890	(1,872,784)	81,106	2,626,584	(5,588,609)	(2,962,025)

Franklin Allocation Class 4 Shares	1,144	(324,215)	(323,071)	-	(126,032)	(126,032)

Franklin Income Class 2 Shares	63	(204,276)	(204,213)	8,933	(211,461)	(202,528)

Franklin Mutual Shares Class 2 Shares	39	(65,791)	(65,752)	-	(26,193)	(26,193)

Franklin Templeton Foreign Class 2 Shares	-	(83,527)	(83,527)	3,701	(40,521)	(36,820)

Invesco V.I. American Franchise Series II Shares	-	(60,526)	(60,526)	-	(12,918)	(12,918)

Janus Henderson - Enterprise Service Shares	-	(50,775)	(50,775)	-	(36,642)	(36,642)

Janus Henderson - Global Research Service Shares	-	(29,224)	(29,224)	-	(10,993)	(10,993)

Janus Henderson - Mid Cap Value Service Shares	-	(106)	(106)	-	(97)	(97)

LVIP JPMorgan Core Bond Standard Shares	9,043	(51,774)	(42,731)	271,358	(8,270)	263,088

LVIP JPMorgan Mid Cap Value Standard Shares	-	(108)	(108)	208,446	-	208,446

LVIP JPMorgan Small Cap Core Standard Shares	-	-	-	-	-	-

LVIP JPMorgan U.S. Equity Standard Shares	4,986	(151,271)	(146,285)	166,108	(1,849)	164,259

MFS® New Discovery Service Class	-	(124,836)	(124,836)	-	(87,988)	(87,988)

MFS® Total Return Service Class	-	(116,043)	(116,043)	-	(32,755)	(32,755)

State Street Total Return V.I.S. Class 3 Shares	69,642	(980,115)	(910,473)	934,191	(623,714)	310,477

TA 60/40 Allocation Service Class	349,256	(639,691)	(290,435)	8,223,804	(410,794)	7,813,010

TA Aegon Bond Initial Class	42,259	(2,111)	40,148	281	(21,126)	(20,845)

TA Aegon Bond Service Class	2,496,360	(7,134,249)	(4,637,889)	1,588,033	(9,758,670)	(8,170,637)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Aegon Core Bond Service Class	$9,978,568	$(5,892,533)	$4,086,035	$2,309,725	$(10,949,986)	$(8,640,261)

TA Aegon High Yield Bond Initial Class	4,437	(2,041)	2,396	15,304	(10,129)	5,175

TA Aegon High Yield Bond Service Class	1,309,376	(1,397,535)	(88,159)	1,018,379	(1,178,915)	(160,536)

TA Aegon Sustainable Equity Income Initial Class	-	(188,726)	(188,726)	4,466	(136,452)	(131,986)

TA Aegon Sustainable Equity Income Service Class	705,352	(3,237,217)	(2,531,865)	582,688	(5,845,738)	(5,263,050)

TA Aegon U.S. Government Securities Initial Class	137	(2,388)	(2,251)	14,034	(103,246)	(89,212)

TA Aegon U.S. Government Securities Service Class	3,443,008	(17,213,211)	(13,770,203)	7,905,234	(18,175,820)	(10,270,586)

TA American Funds Managed Risk - Balanced Service Class	1,207,712	(9,743,581)	(8,535,869)	2,415,573	(10,552,597)	(8,137,024)

TA BlackRock Government Money Market Initial Class	2,744	(17,364)	(14,620)	1,497	(130,888)	(129,391)

TA BlackRock Government Money Market Service Class	45,409,586	(43,113,980)	2,295,606	22,398,060	(26,883,163)	(4,485,103)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	947,747	(3,743,635)	(2,795,888)	4,211,181	(4,370,969)	(159,788)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	2,929,767	(11,751,861)	(8,822,094)	18,195,805	(8,580,947)	9,614,858

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	1,286,086	(6,452,523)	(5,166,437)	3,707,766	(3,889,743)	(181,977)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	450,684	(8,514,690)	(8,064,006)	530,499	(6,847,064)	(6,316,565)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	167,275	(5,969,455)	(5,802,180)	927,332	(6,623,171)	(5,695,839)

TA BlackRock iShares Edge 100 Service Class	732,339	(1,119,649)	(387,310)	698,362	(595,888)	102,474

TA BlackRock iShares Edge 40 Initial Class	1,312	(7)	1,305	1,427	(11)	1,416

TA BlackRock iShares Edge 40 Service Class	592,781	(3,717,398)	(3,124,617)	174,550	(3,902,007)	(3,727,457)

TA BlackRock iShares Edge 50 Service Class	240,824	(4,980,554)	(4,739,730)	1,360,062	(3,322,195)	(1,962,133)

TA BlackRock iShares Edge 75 Service Class	512,292	(2,325,539)	(1,813,247)	1,145,814	(2,723,592)	(1,577,778)

TA BlackRock iShares Tactical-Balanced Service Class	178,716	(3,163,428)	(2,984,712)	1,709,087	(4,809,275)	(3,100,188)

TA BlackRock iShares Tactical - Conservative Service Class	197,272	(1,791,726)	(1,594,454)	186,997	(2,297,410)	(2,110,413)

TA BlackRock iShares Tactical-Growth Service Class	575,675	(4,727,779)	(4,152,104)	991,315	(4,328,835)	(3,337,520)

TA BlackRock Real Estate Securities Initial Class	1,995	(2,009)	(14)	-	(121,561)	(121,561)

TA BlackRock Real Estate Securities Service Class	455,817	(750,185)	(294,368)	523,701	(624,007)	(100,306)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA BlackRock Tactical Allocation Service Class	$687,187	$(12,576,601)	$(11,889,414)	$955,045	$(9,735,860)	$(8,780,815)

TA Goldman Sachs 70/30 Service Class	672,925	(91,385)	581,540	56,628	(19,506)	37,122

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	3,083,527	(42,868,522)	(39,784,995)	3,962,754	(41,062,234)	(37,099,480)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	2,159,333	(7,800,508)	(5,641,175)	964,052	(11,383,642)	(10,419,590)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	4,595,108	(38,272,379)	(33,677,271)	2,689,951	(29,317,050)	(26,627,099)

TA Great Lakes Advisors Large Cap Value Service Class	694,894	(532,457)	162,437	1,016,020	(448,624)	567,396

TA International Focus Initial Class	3,174	(32,143)	(28,969)	-	(28,974)	(28,974)

TA International Focus Service Class	1,178,791	(1,099,850)	78,941	564,367	(1,439,790)	(875,423)

TA Janus Balanced Service Class	2,732,513	(18,403,415)	(15,670,902)	4,834,496	(13,490,845)	(8,656,349)

TA Janus Mid-Cap Growth Initial Class	3,324	(346)	2,978	-	(189)	(189)

TA Janus Mid-Cap Growth Service Class	1,439,608	(3,609,172)	(2,169,564)	1,018,105	(4,914,855)	(3,896,750)

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Conservative Service Class	392,460	(7,507,969)	(7,115,509)	952,383	(8,490,963)	(7,538,580)

TA JPMorgan Asset Allocation - Growth Initial Class	-	(101,564)	(101,564)	86,655	-	86,655

TA JPMorgan Asset Allocation - Growth Service Class	614,218	(1,090,377)	(476,159)	2,718,670	(1,446,055)	1,272,615

TA JPMorgan Asset Allocation - Moderate Initial Class	-	-	-	-	(212,823)	(212,823)

TA JPMorgan Asset Allocation - Moderate Service Class	2,534,732	(32,670,635)	(30,135,903)	2,485,499	(28,954,236)	(26,468,737)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(36)	(36)	-	(39,053)	(39,053)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,874,501	(20,540,551)	(18,666,050)	1,286,807	(22,455,318)	(21,168,511)

TA JPMorgan Enhanced Index Initial Class	282	(30,652)	(30,370)	82	(27,785)	(27,703)

TA JPMorgan Enhanced Index Service Class	11,992,796	(7,464,481)	4,528,315	7,549,842	(2,036,694)	5,513,148

TA JPMorgan International Moderate Growth Service Class	1,099,809	(5,183,803)	(4,083,994)	593,941	(3,888,819)	(3,294,878)

TA JPMorgan Tactical Allocation Service Class	825,977	(8,371,940)	(7,545,963)	747,597	(20,587,624)	(19,840,027)

TA Madison Diversified Income Service Class	400,876	(637,679)	(236,803)	406,833	(993,997)	(587,164)

TA Market Participation Strategy Service Class	325,135	(3,232,140)	(2,907,005)	731,050	(3,210,095)	(2,479,045)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Morgan Stanley Global Allocation Service Class	$2,250,087	$(7,022,327)	$(4,772,240)	$961,416	$(6,670,676)	$(5,709,260)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	498,053	(1,935,151)	(1,437,098)	270,772	(1,772,232)	(1,501,460)

TA MSCI EAFE Index Service Class	2,620,409	(769,987)	1,850,422	2,250,221	(860,248)	1,389,973

TA Multi-Managed Balanced Initial Class	-	-	-	-	(2)	(2)

TA Multi-Managed Balanced Service Class	1,507,267	(22,345,501)	(20,838,234)	2,089,843	(17,512,613)	(15,422,770)

TA PineBridge Inflation Opportunities Service Class	686,911	(2,015,152)	(1,328,241)	658,094	(2,436,055)	(1,777,961)

TA ProFunds UltraBear Service Class (OAM)	713,626	(331,825)	381,801	-	-	-

TA S&P 500 Index Initial Class	-	-	-	-	-	-

TA S&P 500 Index Service Class	35,904,916	(14,302,052)	21,602,864	27,266,790	(12,977,915)	14,288,875

TA Small/Mid Cap Value Initial Class	-	(6,445)	(6,445)	-	(189,188)	(189,188)

TA Small/Mid Cap Value Service Class	3,068,407	(3,470,380)	(401,973)	1,761,696	(1,706,266)	55,430

TA T. Rowe Price Small Cap Initial Class	5,786	(23,662)	(17,876)	12,912	(12,855)	57

TA T. Rowe Price Small Cap Service Class	3,573,772	(7,225,367)	(3,651,595)	3,237,353	(7,452,652)	(4,215,299)

TA TSW International Equity Initial Class	47	(15,212)	(15,165)	15	(36,755)	(36,740)

TA TSW International Equity Service Class	2,174,845	(805,881)	1,368,964	892,114	(666,052)	226,062

TA TSW Mid Cap Value Opportunities Service Class	661,607	(2,425,188)	(1,763,581)	1,428,001	(4,886,420)	(3,458,419)

TA WMC US Growth Initial Class	5,699	(269,974)	(264,275)	1,594,512	(492,752)	1,101,760

TA WMC US Growth Service Class	9,778,290	(19,707,572)	(9,929,282)	45,497,872	(12,439,182)	33,058,690

Vanguard® Balanced	941,295	(1,228,429)	(287,134)	1,155,454	(48,700)	1,106,754

Vanguard® Capital Growth	-	-	-	-	-	-

Vanguard® Conservative Allocation	50,673	(12,427)	38,246	76,129	(75,937)	192

Vanguard® Diversified Value	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	-	-	-	-	-	-

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	692	(18,773)	(18,081)	17,388	(3,630)	13,758

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Mid-Cap Index	$2,226,400	$(1,379,133)	$847,267	$2,481,349	$(64,602)	$2,416,747

Vanguard® Moderate Allocation	301,593	(71,419)	230,174	754,577	(270,419)	484,158

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	3,044	(4,822)	(1,778)	46,333	(353)	45,980

Vanguard® Short-Term Investment Grade	26,796	(41,315)	(14,519)	935,242	(18,452)	916,790

Vanguard® Total Bond Market Index	17,049	(6,308)	10,741	26,082	(1,366)	24,716

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Voya Large Cap Value Class S Shares	-	-	-	-	-	-

Wanger Acorn	-	-	-	-	-	-

Wanger International	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2024		701,882	$18.22	to	$12.63	$3,443,733	1.78%	0.40%	to	2.70%	8.14%	to	5.71%
12/31/2023		860,435	16.85	to	11.95	3,726,253	0.95	0.40	to	2.70	12.21	to	9.71
12/31/2022		1,023,232	15.02	to	10.90	4,998,693	3.35	0.40	to	2.70	(19.49)	to	(21.29)
12/31/2021		1,053,928	18.65	to	13.84	5,577,973	0.24	0.40	to	2.70	12.91	to	10.38
12/31/2020		1,310,749	16.52	to	12.54	5,728,383	2.16	0.40	to	2.70	8.82	to	6.38
AB Large Cap Growth Class B Shares
12/31/2024		38,190	6.98	to	4.89	255,814	-	1.15	to	2.50	23.52	to	21.89
12/31/2023		47,945	5.65	to	4.02	263,304	-	1.15	to	2.50	33.26	to	31.51
12/31/2022		60,283	4.24	to	3.05	249,153	-	1.15	to	2.50	(29.50)	to	(30.43)
12/31/2021		65,373	6.01	to	4.39	384,520	-	1.15	to	2.50	27.19	to	25.52
12/31/2020		74,990	4.73	to	3.50	347,013	-	1.15	to	2.50	33.61	to	31.85
AB Relative Value Class B Shares
12/31/2024		2,204,207	30.43	to	3.08	29,172,554	1.23	0.40	to	2.50	12.31	to	10.00
12/31/2023		2,685,372	27.09	to	2.80	30,433,103	1.29	0.40	to	2.50	11.28	to	9.00
12/31/2022		3,155,821	24.35	to	2.56	29,665,837	1.13	0.40	to	2.50	(4.80)	to	(6.75)
12/31/2021		3,787,700	25.57	to	2.75	32,182,843	0.68	0.40	to	2.50	27.33	to	24.72
12/31/2020		3,483,052	20.09	to	2.21	21,508,118	1.29	0.40	to	2.50	2.06	to	(0.03)
American Funds - Asset Allocation Class 2 Shares
12/31/2024		5,296,840	24.60	to	15.96	52,923,925	2.23	0.60	to	2.80	15.74	to	13.25
12/31/2023		5,874,465	21.25	to	14.10	45,710,451	2.18	0.60	to	2.80	13.59	to	11.17
12/31/2022		6,602,190	18.71	to	12.68	45,580,310	1.78	0.60	to	2.80	(13.92)	to	(15.76)
12/31/2021		7,513,966	21.74	to	15.05	64,268,866	1.46	0.60	to	2.80	14.41	to	11.97
12/31/2020		8,833,232	19.00	to	13.44	68,325,699	1.66	0.60	to	2.80	11.78	to	9.39
American Funds - Asset Allocation Class 4 Shares
12/31/2024		440,458	15.39	to	14.15	6,464,338	2.16	0.40	to	2.20	15.64	to	13.57
12/31/2023		354,776	13.31	to	12.46	4,548,518	2.13	0.40	to	2.20	13.57	to	11.55
12/31/2022		302,171	11.72	to	11.17	3,439,760	3.25	0.40	to	2.20	(14.01)	to	(15.54)
12/31/2021		49,051	13.63	to	13.23	656,896	2.83	0.40	to	2.20	14.38	to	12.34
12/31/2020	(1)	-	11.92	to	11.77	-	-	0.40	to	2.20	-	to	-
American Funds - Growth Class 2 Shares
12/31/2024		2,602,519	55.81	to	31.36	87,676,606	0.33	0.60	to	2.80	30.83	to	28.02
12/31/2023		2,956,979	42.66	to	24.49	78,648,665	0.35	0.60	to	2.80	37.66	to	34.72
12/31/2022		3,540,304	30.99	to	18.18	69,410,498	0.31	0.60	to	2.80	(30.36)	to	(31.84)
12/31/2021		3,917,333	44.50	to	26.67	109,536,663	0.21	0.60	to	2.80	21.26	to	18.67
12/31/2020		4,828,493	36.70	to	22.48	106,715,815	0.32	0.60	to	2.80	51.17	to	47.94
American Funds - Growth Class 4 Shares
12/31/2024		1,471,869	23.02	to	21.16	32,206,467	0.17	0.33	to	2.13	30.86	to	28.52
12/31/2023		1,161,072	17.59	to	16.47	19,620,231	0.18	0.33	to	2.13	37.68	to	35.24
12/31/2022		578,574	12.77	to	12.18	7,173,474	0.11	0.33	to	2.13	(30.34)	to	(31.59)
12/31/2021		378,712	18.34	to	17.80	6,816,978	0.05	0.33	to	2.13	21.28	to	19.12
12/31/2020	(1)	6,439	15.12	to	14.94	96,620	-	0.33	to	2.13	-	to	-
American Funds - Growth-Income Class 2 Shares
12/31/2024		1,726,401	39.13	to	22.17	35,807,289	1.07	0.60	to	2.80	23.48	to	20.83
12/31/2023		1,992,599	31.69	to	18.35	33,963,618	1.26	0.60	to	2.80	25.39	to	22.71
12/31/2022		2,494,027	25.27	to	14.95	37,848,279	1.24	0.60	to	2.80	(16.99)	to	(18.76)
12/31/2021		2,906,650	30.45	to	18.41	52,754,282	1.06	0.60	to	2.80	23.35	to	20.72
12/31/2020		3,464,076	24.68	to	15.25	53,391,654	1.40	0.60	to	2.80	12.87	to	10.45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Growth-Income Class 4 Shares
12/31/2024		580,706	$19.91	to	$18.31	$11,011,547	1.00%	0.33%	to	2.13%	23.51%	to	21.29%
12/31/2023		440,404	16.12	to	15.09	6,828,828	1.59	0.33	to	2.13	25.41	to	23.18
12/31/2022		167,718	12.86	to	12.25	2,095,316	1.22	0.33	to	2.13	(16.98)	to	(18.46)
12/31/2021		99,895	15.48	to	15.03	1,520,514	1.55	0.33	to	2.13	23.39	to	21.19
12/31/2020	(1)	2,505	12.55	to	12.40	31,202	1.39	0.33	to	2.13	-	to	-
American Funds - International Class 2 Shares
12/31/2024		4,037,492	15.22	to	12.02	20,469,193	1.14	0.60	to	2.80	2.54	to	0.33
12/31/2023		4,620,914	14.85	to	11.98	22,808,751	1.18	0.60	to	2.80	15.15	to	12.70
12/31/2022		5,724,134	12.89	to	10.63	25,590,522	1.71	0.60	to	2.80	(21.26)	to	(22.94)
12/31/2021		6,542,674	16.37	to	13.79	35,090,632	2.38	0.60	to	2.80	(2.09)	to	(4.18)
12/31/2020		7,967,374	16.72	to	14.39	37,493,013	0.63	0.60	to	2.80	13.29	to	10.87
American Funds - International Class 4 Shares
12/31/2024		278,976	12.77	to	11.74	3,399,660	1.09	0.33	to	2.13	2.59	to	0.75
12/31/2023		214,244	12.45	to	11.65	2,575,449	1.39	0.33	to	2.13	15.18	to	13.13
12/31/2022		111,450	10.81	to	10.30	1,174,034	1.68	0.33	to	2.13	(21.28)	to	(22.68)
12/31/2021		83,515	13.73	to	13.32	1,129,244	5.94	0.33	to	2.13	(2.04)	to	(3.78)
12/31/2020	(1)	-	14.02	to	13.85	-	-	0.33	to	2.13	-	to	-
American Funds - New World Class 4 Shares
12/31/2024		85,563	14.20	to	13.05	1,160,186	1.25	0.35	to	2.15	5.96	to	4.06
12/31/2023		72,660	13.40	to	12.54	939,316	1.46	0.35	to	2.15	15.27	to	13.22
12/31/2022		47,015	11.63	to	11.08	531,517	1.18	0.35	to	2.15	(22.52)	to	(23.90)
12/31/2021		26,521	15.00	to	14.56	390,932	1.26	0.35	to	2.15	4.26	to	2.40
12/31/2020	(1)	-	14.39	to	14.22	-	-	0.35	to	2.15	-	to	-
American Funds - The Bond Fund of America Class 2 Shares
12/31/2024		4,490,813	11.16	to	9.21	17,908,164	3.98	0.60	to	2.80	0.55	to	(1.62)
12/31/2023		4,423,664	11.10	to	9.36	19,668,943	3.76	0.60	to	2.80	4.39	to	2.17
12/31/2022		3,246,215	10.64	to	9.17	15,728,870	2.85	0.60	to	2.80	(13.10)	to	(14.96)
12/31/2021		3,793,559	12.24	to	10.78	20,360,818	1.33	0.60	to	2.80	(0.90)	to	(3.02)
12/31/2020		4,187,083	12.35	to	11.11	22,035,060	2.21	0.60	to	2.80	9.08	to	6.75
American Funds - The Bond Fund of America Class 4 Shares
12/31/2024		561,145	9.48	to	8.72	5,078,701	4.45	0.31	to	2.11	0.66	to	(1.14)
12/31/2023		463,343	9.42	to	8.82	4,214,031	4.61	0.31	to	2.11	4.40	to	2.54
12/31/2022		203,002	9.02	to	8.60	1,779,049	3.31	0.31	to	2.11	(13.02)	to	(14.57)
12/31/2021		109,163	10.37	to	10.07	1,113,226	1.93	0.31	to	2.11	(0.89)	to	(2.66)
12/31/2020	(1)	-	10.47	to	10.34	-	-	0.31	to	2.11	-	to	-
Dimensional VA Equity Allocation
12/31/2024		-	16.50	to	16.33	-	-	0.27	to	0.47	14.79	to	14.56
12/31/2023		-	14.37	to	14.26	-	-	0.27	to	0.47	19.82	to	19.58
12/31/2022		-	11.99	to	11.92	-	-	0.27	to	0.47	(13.91)	to	(14.09)
12/31/2021		-	13.93	to	13.88	-	-	0.27	to	0.47	24.04	to	23.79
12/31/2020		-	11.23	to	11.21	-	-	0.27	to	0.47	11.85	to	11.63
Dimensional VA Global Bond
12/31/2024		20,694	10.28	to	9.21	197,636	4.78	0.27	to	2.60	5.10	to	2.67
12/31/2023		23,806	9.78	to	8.98	220,526	4.45	0.27	to	2.60	4.77	to	2.36
12/31/2022		20,449	9.34	to	8.77	183,576	1.74	0.27	to	2.60	(6.59)	to	(8.73)
12/31/2021		15,360	9.99	to	9.61	149,936	0.55	0.27	to	2.60	(1.31)	to	(3.58)
12/31/2020		-	10.13	to	9.96	-	-	0.27	to	2.60	1.18	to	0.98
Dimensional VA Global Moderate Allocation
12/31/2024		-	14.39	to	14.24	-	-	0.27	to	0.47	11.69	to	11.46
12/31/2023		-	12.88	to	12.78	-	-	0.27	to	0.47	14.42	to	14.19
12/31/2022		-	11.26	to	11.19	-	-	0.27	to	0.47	(11.20)	to	(11.37)
12/31/2021		-	12.68	to	12.63	-	-	0.27	to	0.47	13.90	to	13.67
12/31/2020		-	11.13	to	11.11	-	-	0.27	to	0.47	10.99	to	10.77

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Dimensional VA International Small
12/31/2024		-	$12.24	to	$12.12	$-	-%	0.27%	to	0.47%	3.54%	to	3.33%
12/31/2023		-	11.82	to	11.73	-	-	0.27	to	0.47	13.80	to	13.58
12/31/2022		-	10.39	to	10.33	-	-	0.27	to	0.47	(17.87)	to	(18.03)
12/31/2021		-	12.65	to	12.60	-	-	0.27	to	0.47	14.26	to	14.03
12/31/2020		-	11.07	to	11.05	-	-	0.27	to	0.47	9.12	to	8.90
Dimensional VA International Value
12/31/2024		-	13.93	to	13.79	-	-	0.27	to	0.47	6.33	to	6.12
12/31/2023		-	13.10	to	13.00	-	-	0.27	to	0.47	17.54	to	17.31
12/31/2022		-	11.15	to	11.08	-	-	0.27	to	0.47	(3.72)	to	(3.91)
12/31/2021		-	11.58	to	11.53	-	-	0.27	to	0.47	17.80	to	17.56
12/31/2020		-	9.83	to	9.81	-	-	0.27	to	0.47	(2.03)	to	(2.23)
Dimensional VA Short-Term Fixed
12/31/2024		-	10.84	to	10.73	-	-	0.27	to	0.47	5.20	to	4.99
12/31/2023		-	10.31	to	10.22	-	-	0.27	to	0.47	4.70	to	4.49
12/31/2022		-	9.84	to	9.78	-	-	0.27	to	0.47	(1.42)	to	(1.62)
12/31/2021		-	9.99	to	9.95	-	-	0.27	to	0.47	(0.46)	to	(0.66)
12/31/2020		-	10.03	to	10.01	-	-	0.27	to	0.47	0.33	to	0.13
Dimensional VA U.S. Large Value
12/31/2024		-	14.83	to	14.68	-	-	0.27	to	0.47	13.08	to	12.85
12/31/2023		-	13.11	to	13.01	-	-	0.27	to	0.47	10.62	to	10.40
12/31/2022		-	11.86	to	11.78	-	-	0.27	to	0.47	(5.13)	to	(5.32)
12/31/2021		-	12.50	to	12.45	-	-	0.27	to	0.47	26.69	to	26.44
12/31/2020		-	9.86	to	9.84	-	-	0.27	to	0.47	(1.64)	to	(1.84)
Dimensional VA U.S. Targeted Value
12/31/2024		-	17.81	to	17.63	-	-	0.27	to	0.47	7.84	to	7.63
12/31/2023		-	16.51	to	16.38	-	-	0.27	to	0.47	19.71	to	19.47
12/31/2022		-	13.79	to	13.71	-	-	0.27	to	0.47	(4.47)	to	(4.66)
12/31/2021		-	14.44	to	14.38	-	-	0.27	to	0.47	39.30	to	39.03
12/31/2020		-	10.36	to	10.34	-	-	0.27	to	0.47	3.70	to	3.50
Fidelity® VIP Balanced Service Class 2
12/31/2024		3,857,252	28.69	to	18.57	39,523,435	1.68	0.40	to	2.50	15.16	to	12.79
12/31/2023		4,617,010	24.92	to	16.46	37,699,205	1.51	0.40	to	2.50	20.75	to	18.29
12/31/2022		5,182,739	20.63	to	13.91	36,390,563	1.05	0.40	to	2.50	(18.51)	to	(20.18)
12/31/2021		5,493,245	25.32	to	17.43	47,618,986	0.72	0.40	to	2.50	17.52	to	15.11
12/31/2020		6,488,999	21.55	to	15.14	44,888,978	1.30	0.40	to	2.50	21.64	to	19.15
Fidelity® VIP Consumer Staples Initial Class
12/31/2024		67,272	14.78	to	13.59	948,319	2.43	0.70	to	2.50	4.83	to	2.95
12/31/2023		47,083	14.10	to	13.20	640,729	2.09	0.70	to	2.50	2.42	to	0.60
12/31/2022		18,218	13.76	to	13.12	244,657	1.56	0.70	to	2.50	(1.31)	to	(3.06)
12/31/2021		10,034	13.95	to	13.53	138,124	3.06	0.70	to	2.50	13.44	to	11.42
12/31/2020	(1)	-	12.29	to	12.15	-	-	0.70	to	2.50	-	to	-
Fidelity® VIP Contrafund® Initial Class
12/31/2024		-	44.93	to	43.13	-	-	0.65	to	1.00	32.92	to	32.45
12/31/2023		-	33.80	to	32.56	-	-	0.65	to	1.00	32.59	to	32.13
12/31/2022		-	25.49	to	24.64	-	-	0.65	to	1.00	(26.79)	to	(27.05)
12/31/2021		-	34.82	to	33.78	-	-	0.65	to	1.00	27.01	to	26.56
12/31/2020		-	27.42	to	26.69	-	-	0.65	to	1.00	29.72	to	29.27
Fidelity® VIP Contrafund® Service Class 2
12/31/2024		3,724,585	44.08	to	6.23	82,902,007	0.03	0.40	to	2.50	32.91	to	30.18
12/31/2023		4,271,528	33.17	to	4.79	69,449,672	0.25	0.40	to	2.50	32.59	to	29.88
12/31/2022		4,883,242	25.02	to	3.68	59,223,804	0.25	0.40	to	2.50	(26.78)	to	(28.28)
12/31/2021		5,640,024	34.16	to	5.14	92,076,436	0.03	0.40	to	2.50	27.00	to	24.40
12/31/2020		6,277,391	26.90	to	4.13	77,314,433	0.08	0.40	to	2.50	29.71	to	27.06

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Energy Service Class 2
12/31/2024		100,015	$28.38	to	$26.10	$2,706,190	2.02%	0.50%	to	2.30%	3.50%	to	1.64%
12/31/2023		73,201	27.42	to	25.68	1,935,964	2.26	0.50	to	2.30	0.20	to	(1.58)
12/31/2022		38,239	27.37	to	26.09	1,019,719	2.11	0.50	to	2.30	62.06	to	59.18
12/31/2021		5,216	16.89	to	16.39	86,376	7.94	0.50	to	2.30	54.06	to	51.32
12/31/2020	(1)	-	10.96	to	10.83	-	-	0.50	to	2.30	-	to	-
Fidelity® VIP Equity-Income Service Class 2
12/31/2024		110,569	3.03	to	3.01	359,222	1.54	1.15	to	2.50	13.74	to	12.24
12/31/2023		146,442	2.67	to	2.68	435,509	1.71	1.15	to	2.50	9.13	to	7.69
12/31/2022		161,930	2.44	to	2.49	438,088	1.72	1.15	to	2.50	(6.32)	to	(7.55)
12/31/2021		168,699	2.61	to	2.69	487,336	1.62	1.15	to	2.50	23.19	to	21.57
12/31/2020		186,369	2.12	to	2.21	439,943	1.49	1.15	to	2.50	5.23	to	3.84
Fidelity® VIP Growth Service Class 2
12/31/2024		173,882	7.33	to	5.27	1,154,842	-	1.15	to	2.50	28.59	to	26.89
12/31/2023		180,484	5.70	to	4.15	934,357	-	1.15	to	2.50	34.35	to	32.59
12/31/2022		190,522	4.25	to	3.13	736,401	0.35	1.15	to	2.50	(25.50)	to	(26.48)
12/31/2021		197,442	5.70	to	4.26	1,025,804	-	1.15	to	2.50	21.51	to	19.91
12/31/2020		286,687	4.69	to	3.55	1,315,751	0.04	1.15	to	2.50	41.92	to	40.05
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2024		934	8.16	to	5.95	5,762	-	1.25	to	1.55	36.84	to	36.43
12/31/2023		975	5.97	to	4.36	4,402	-	1.25	to	1.55	43.52	to	43.09
12/31/2022		1,016	4.16	to	3.05	3,200	-	1.25	to	1.55	(39.08)	to	(39.26)
12/31/2021		1,060	6.82	to	5.01	5,491	-	1.25	to	1.55	10.29	to	9.97
12/31/2020		1,105	6.19	to	4.56	5,198	-	1.25	to	1.55	66.16	to	65.67
Fidelity® VIP Health Care Service Class 2
12/31/2024		294,915	12.51	to	11.50	3,509,331	-	0.50	to	2.30	4.33	to	2.46
12/31/2023		190,312	11.99	to	11.23	2,196,885	-	0.50	to	2.30	3.49	to	1.65
12/31/2022		62,065	11.59	to	11.04	701,256	-	0.50	to	2.30	(13.05)	to	(14.60)
12/31/2021		38,882	13.33	to	12.93	509,544	-	0.50	to	2.30	10.89	to	8.91
12/31/2020	(1)	-	12.02	to	11.87	-	-	0.50	to	2.30	-	to	-
Fidelity® VIP Mid Cap Initial Class
12/31/2024		-	29.74	to	28.55	-	-	0.65	to	1.00	16.73	to	16.32
12/31/2023		-	25.48	to	24.55	-	-	0.65	to	1.00	14.33	to	13.93
12/31/2022		-	22.28	to	21.54	-	-	0.65	to	1.00	(15.30)	to	(15.59)
12/31/2021		-	26.31	to	25.52	-	-	0.65	to	1.00	24.79	to	24.35
12/31/2020		-	21.08	to	20.52	-	-	0.65	to	1.00	17.42	to	17.01
Fidelity® VIP Mid Cap Service Class 2
12/31/2024		1,782,337	29.17	to	5.30	30,440,438	0.34	0.40	to	2.50	16.71	to	14.30
12/31/2023		1,907,047	25.00	to	4.63	27,720,569	0.38	0.40	to	2.50	14.34	to	12.01
12/31/2022		1,936,978	21.86	to	4.14	25,634,002	0.26	0.40	to	2.50	(15.31)	to	(17.04)
12/31/2021		2,271,223	25.81	to	4.99	36,126,112	0.35	0.40	to	2.50	24.81	to	22.25
12/31/2020		2,569,560	20.68	to	4.08	32,192,771	0.41	0.40	to	2.50	17.40	to	14.99
Fidelity® VIP Technology Initial Class
12/31/2024		1,043,291	27.60	to	25.38	27,346,745	-	0.70	to	2.50	34.64	to	32.23
12/31/2023		608,719	20.50	to	19.19	11,957,032	0.22	0.70	to	2.50	57.22	to	54.43
12/31/2022		108,242	13.04	to	12.43	1,370,236	-	0.70	to	2.50	(36.30)	to	(37.44)
12/31/2021		48,298	20.47	to	19.87	971,215	-	0.70	to	2.50	27.27	to	25.00
12/31/2020	(1)	-	16.08	to	15.89	-	-	0.70	to	2.50	-	to	-
Fidelity® VIP Utilities Initial Class
12/31/2024		57,194	17.80	to	16.37	969,786	2.30	0.70	to	2.50	28.10	to	25.80
12/31/2023		50,198	13.90	to	13.01	671,730	2.33	0.70	to	2.50	(1.72)	to	(3.47)
12/31/2022		28,642	14.14	to	13.48	393,957	1.35	0.70	to	2.50	4.69	to	2.83
12/31/2021		10,091	13.51	to	13.11	133,925	3.32	0.70	to	2.50	16.68	to	14.60
12/31/2020	(1)	-	11.58	to	11.44	-	-	0.70	to	2.50	-	to	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Value Strategies Initial Class
12/31/2024	389	$29.50	to	$28.32	$11,464	0.98%	0.65%	to	1.00%	8.69%	to	8.31%
12/31/2023	456	27.14	to	26.15	12,376	1.12	0.65	to	1.00	20.07	to	19.65
12/31/2022	535	22.61	to	21.86	12,093	0.89	0.65	to	1.00	(7.63)	to	(7.95)
12/31/2021	835	24.47	to	23.74	20,440	1.40	0.65	to	1.00	32.73	to	32.27
12/31/2020	1,143	18.44	to	17.95	21,082	1.26	0.65	to	1.00	7.56	to	7.18
Fidelity® VIP Value Strategies Service Class 2
12/31/2024	819,443	28.95	to	4.65	12,443,172	0.79	0.40	to	2.50	8.72	to	6.48
12/31/2023	830,022	26.63	to	4.37	11,404,445	0.80	0.40	to	2.50	20.13	to	17.67
12/31/2022	996,935	22.16	to	3.71	12,431,698	0.82	0.40	to	2.50	(7.72)	to	(9.60)
12/31/2021	1,013,665	24.02	to	4.11	13,696,957	1.26	0.40	to	2.50	32.81	to	30.09
12/31/2020	1,129,790	18.08	to	3.16	10,985,255	0.93	0.40	to	2.50	7.59	to	5.38
Franklin Allocation Class 4 Shares
12/31/2024	355,491	2.77	to	12.70	935,227	1.89	1.30	to	2.65	7.48	to	6.06
12/31/2023	480,475	2.58	to	11.97	1,179,050	1.31	1.30	to	2.65	13.16	to	11.67
12/31/2022	535,209	2.28	to	10.72	1,165,537	1.52	1.30	to	2.65	(17.27)	to	(18.35)
12/31/2021	639,238	2.76	to	13.13	1,691,347	1.55	1.30	to	2.65	10.10	to	8.66
12/31/2020	876,912	2.50	to	12.09	2,107,767	1.30	1.30	to	2.65	10.32	to	8.87
Franklin Income Class 2 Shares
12/31/2024	569,206	1.98	to	1.76	1,093,571	5.27	1.15	to	2.50	5.98	to	4.57
12/31/2023	678,872	1.86	to	1.68	1,234,609	5.14	1.15	to	2.50	7.39	to	5.98
12/31/2022	795,548	1.74	to	1.59	1,350,813	4.87	1.15	to	2.50	(6.55)	to	(7.77)
12/31/2021	876,578	1.86	to	1.72	1,597,712	4.61	1.15	to	2.50	15.43	to	13.91
12/31/2020	1,148,888	1.61	to	1.51	1,816,229	5.92	1.15	to	2.50	(0.45)	to	(1.76)
Franklin Mutual Shares Class 2 Shares
12/31/2024	129,988	1.92	to	2.16	248,969	1.81	1.15	to	2.50	10.00	to	8.54
12/31/2023	165,644	1.74	to	1.99	288,330	1.88	1.15	to	2.50	12.18	to	10.70
12/31/2022	182,116	1.56	to	1.80	283,160	1.84	1.15	to	2.50	(8.48)	to	(9.69)
12/31/2021	188,619	1.70	to	1.99	321,495	2.77	1.15	to	2.50	17.81	to	16.26
12/31/2020	250,537	1.44	to	1.71	365,068	2.50	1.15	to	2.50	(6.12)	to	(7.36)
Franklin Templeton Foreign Class 2 Shares
12/31/2024	518,072	1.14	to	1.20	568,394	2.46	1.15	to	2.50	(2.13)	to	(3.43)
12/31/2023	590,345	1.17	to	1.24	664,208	3.21	1.15	to	2.50	19.39	to	17.82
12/31/2022	625,481	0.98	to	1.05	591,539	3.06	1.15	to	2.50	(8.65)	to	(9.86)
12/31/2021	685,530	1.07	to	1.17	712,329	1.83	1.15	to	2.50	2.97	to	1.62
12/31/2020	873,773	1.04	to	1.15	882,412	3.42	1.15	to	2.50	(2.28)	to	(3.57)
Invesco V.I. American Franchise Series II Shares
12/31/2024	28,284	4.67	to	3.95	123,168	-	1.15	to	2.50	33.02	to	31.26
12/31/2023	43,068	3.51	to	3.01	143,184	-	1.15	to	2.50	39.00	to	37.18
12/31/2022	47,554	2.53	to	2.19	114,156	-	1.15	to	2.50	(32.08)	to	(32.97)
12/31/2021	50,538	3.72	to	3.27	179,391	-	1.15	to	2.50	10.38	to	8.92
12/31/2020	54,083	3.37	to	3.00	174,651	-	1.15	to	2.50	40.38	to	38.54
Janus Henderson - Enterprise Service Shares
12/31/2024	23,755	6.10	to	4.88	163,149	0.66	1.15	to	2.50	14.00	to	12.49
12/31/2023	29,911	5.35	to	4.34	187,980	0.08	1.15	to	2.50	16.44	to	14.91
12/31/2022	37,065	4.60	to	3.78	195,139	0.27	1.15	to	2.50	(17.10)	to	(18.19)
12/31/2021	38,423	5.54	to	4.62	244,588	0.21	1.15	to	2.50	15.22	to	13.70
12/31/2020	75,169	4.81	to	4.06	420,125	0.04	1.15	to	2.50	17.83	to	16.28
Janus Henderson - Global Research Service Shares
12/31/2024	91,917	3.50	to	2.59	271,083	0.59	1.15	to	2.50	21.86	to	20.24
12/31/2023	101,935	2.87	to	2.15	250,048	0.77	1.15	to	2.50	25.04	to	23.40
12/31/2022	106,911	2.30	to	1.74	210,627	1.49	1.15	to	2.50	(20.52)	to	(21.57)
12/31/2021	111,996	2.89	to	2.22	278,799	0.37	1.15	to	2.50	16.46	to	14.92
12/31/2020	149,667	2.48	to	1.94	323,262	0.60	1.15	to	2.50	18.40	to	16.84

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson - Mid Cap Value Service Shares
12/31/2024		731	$3.87	to	$3.60	$2,724	0.84%	1.25%	to	1.55%	11.40%	to	11.07%
12/31/2023		763	3.48	to	3.24	2,556	0.97	1.25	to	1.55	9.74	to	9.42
12/31/2022		795	3.17	to	2.96	2,430	1.17	1.25	to	1.55	(6.94)	to	(7.21)
12/31/2021		830	3.41	to	3.19	2,730	0.31	1.25	to	1.55	17.95	to	17.60
12/31/2020		865	2.89	to	2.71	2,416	1.08	1.25	to	1.55	(2.43)	to	(2.72)
LVIP JPMorgan Core Bond Standard Shares
12/31/2024		174,715	1.30	to	9.26	222,519	4.09	1.25	to	2.50	0.46	to	(0.77)
12/31/2023	(1)	208,130	1.29	to	9.33	264,335	1.59	1.25	to	2.50	-	to	-
LVIP JPMorgan Mid Cap Value Standard Shares
12/31/2024		47,852	5.44	to	15.61	259,187	1.27	1.25	to	2.50	12.87	to	11.48
12/31/2023	(1)	47,875	4.82	to	14.00	229,799	1.96	1.25	to	2.50	-	to	-
LVIP JPMorgan Small Cap Core Standard Shares
12/31/2024		-	5.03	to	14.39	-	-	1.25	to	2.50	10.32	to	8.97
12/31/2023	(1)	-	4.56	to	13.21	-	-	1.25	to	2.50	-	to	-
LVIP JPMorgan U.S. Equity Standard Shares
12/31/2024		7,245	8.03	to	25.40	56,823	0.38	1.25	to	2.50	22.45	to	20.95
12/31/2023	(1)	28,360	6.56	to	21.00	183,942	0.83	1.25	to	2.50	-	to	-
MFS® New Discovery Service Class
12/31/2024		193,727	4.28	to	4.21	863,952	-	1.15	to	2.50	5.22	to	3.83
12/31/2023		222,420	4.07	to	4.05	943,449	-	1.15	to	2.50	12.96	to	11.48
12/31/2022		246,232	3.60	to	3.64	921,613	-	1.15	to	2.50	(30.79)	to	(31.70)
12/31/2021		268,845	5.20	to	5.32	1,465,956	-	1.15	to	2.50	0.42	to	(0.91)
12/31/2020		394,413	5.18	to	5.37	2,156,204	-	1.15	to	2.50	43.93	to	42.04
MFS® Total Return Service Class
12/31/2024		238,110	2.42	to	2.33	587,314	2.24	1.15	to	2.50	6.23	to	4.82
12/31/2023		283,851	2.28	to	2.22	668,036	1.83	1.15	to	2.50	8.97	to	7.54
12/31/2022		299,284	2.09	to	2.07	647,086	1.50	1.15	to	2.50	(10.86)	to	(12.03)
12/31/2021		350,267	2.34	to	2.35	853,737	1.61	1.15	to	2.50	12.54	to	11.06
12/31/2020		417,441	2.08	to	2.12	913,740	2.01	1.15	to	2.50	8.27	to	6.84
State Street Total Return V.I.S. Class 3 Shares
12/31/2024		716,919	17.88	to	12.85	3,783,001	3.96	0.40	to	2.70	10.61	to	8.12
12/31/2023		911,671	16.16	to	11.89	4,320,373	2.29	0.40	to	2.70	14.75	to	12.19
12/31/2022		981,569	14.09	to	10.60	3,490,607	0.43	0.40	to	2.70	(17.05)	to	(18.91)
12/31/2021		1,045,636	16.98	to	13.07	4,194,401	1.88	0.40	to	2.70	12.75	to	10.23
12/31/2020		1,119,055	15.06	to	11.85	3,851,511	1.63	0.40	to	2.70	5.71	to	3.35
TA 60/40 Allocation Service Class
12/31/2024		803,555	16.36	to	14.51	12,191,288	1.48	0.20	to	2.00	12.11	to	10.10
12/31/2023		823,907	14.59	to	13.18	11,276,002	1.24	0.20	to	2.00	15.72	to	13.66
12/31/2022		239,154	12.61	to	11.60	2,881,025	1.08	0.20	to	2.00	(13.97)	to	(15.50)
12/31/2021		155,670	14.66	to	13.72	2,206,624	0.90	0.20	to	2.00	13.06	to	11.05
12/31/2020		134,127	12.97	to	12.36	1,696,772	0.63	0.20	to	2.00	12.24	to	10.24
TA Aegon Bond Initial Class
12/31/2024		141,205	1.66	to	1.25	226,805	4.16	1.25	to	2.50	0.87	to	(0.37)
12/31/2023		116,664	1.65	to	1.25	186,045	0.94	1.25	to	2.50	5.14	to	3.86
12/31/2022		130,235	1.57	to	1.21	197,832	2.67	1.25	to	2.50	(15.89)	to	(16.91)
12/31/2021		139,582	1.86	to	1.45	252,453	1.53	1.25	to	2.50	(2.10)	to	(3.29)
12/31/2020		148,999	1.90	to	1.50	275,667	4.22	1.25	to	2.50	6.36	to	5.06
TA Aegon Bond Service Class
12/31/2024		12,192,398	10.91	to	8.97	40,130,787	3.91	0.20	to	2.50	1.67	to	(0.65)
12/31/2023		13,977,065	10.73	to	9.03	44,556,414	0.62	0.20	to	2.50	5.97	to	3.57
12/31/2022		16,746,853	10.13	to	8.72	50,609,656	2.29	0.20	to	2.50	(15.25)	to	(17.18)
12/31/2021		19,660,122	11.95	to	10.52	69,915,764	1.26	0.20	to	2.50	(1.27)	to	(3.51)
12/31/2020		21,551,315	12.10	to	10.91	72,677,306	4.04	0.20	to	2.50	7.19	to	4.75

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon Core Bond Service Class
12/31/2024	5,866,792	$11.13	to	$9.09	$32,712,715	4.49%	0.20%	to	2.50%	0.97%	to	(1.31	) %
12/31/2023	6,324,440	11.03	to	9.21	28,703,979	1.97	0.20	to	2.50	5.57	to	3.21
12/31/2022	8,154,322	10.44	to	8.92	36,093,509	2.36	0.20	to	2.50	(13.17)	to	(15.11)
12/31/2021	9,363,916	12.03	to	10.51	44,991,456	2.35	0.20	to	2.50	(1.46)	to	(3.67)
12/31/2020	9,950,621	12.21	to	10.91	44,594,570	3.38	0.20	to	2.50	6.95	to	4.55
TA Aegon High Yield Bond Initial Class
12/31/2024	25,517	15.66	to	2.33	77,476	5.22	0.45	to	2.50	6.95	to	4.80
12/31/2023	24,272	14.64	to	2.23	70,677	4.55	0.45	to	2.50	10.61	to	8.40
12/31/2022	22,100	13.24	to	2.06	60,147	5.83	0.45	to	2.50	(11.52)	to	(13.29)
12/31/2021	22,739	14.96	to	2.37	74,411	5.24	0.45	to	2.50	5.87	to	3.75
12/31/2020	23,086	14.13	to	2.28	75,717	6.40	0.45	to	2.50	4.57	to	2.48
TA Aegon High Yield Bond Service Class
12/31/2024	1,039,352	15.25	to	11.46	6,978,910	4.94	0.20	to	2.50	6.93	to	4.52
12/31/2023	1,112,801	14.26	to	10.97	6,656,087	4.18	0.20	to	2.50	10.65	to	8.17
12/31/2022	1,180,005	12.89	to	10.14	6,245,245	5.30	0.20	to	2.50	(11.63)	to	(13.61)
12/31/2021	1,381,562	14.59	to	11.74	8,307,062	5.12	0.20	to	2.50	6.04	to	3.66
12/31/2020	1,572,327	13.76	to	11.32	8,022,950	6.09	0.20	to	2.50	4.47	to	2.12
TA Aegon Sustainable Equity Income Initial Class
12/31/2024	747,335	22.03	to	2.26	2,618,044	2.06	0.45	to	2.50	16.40	to	14.06
12/31/2023	803,482	18.92	to	1.98	2,439,643	2.21	0.45	to	2.50	5.81	to	3.70
12/31/2022	849,455	17.88	to	1.91	2,458,819	2.19	0.45	to	2.50	(12.02)	to	(13.78)
12/31/2021	890,018	20.33	to	2.21	2,952,898	2.13	0.45	to	2.50	21.87	to	19.44
12/31/2020	944,150	16.68	to	1.85	2,583,843	3.04	0.45	to	2.50	(7.77)	to	(9.61)
TA Aegon Sustainable Equity Income Service Class
12/31/2024	1,529,653	21.44	to	12.66	12,836,176	1.77	0.20	to	2.50	16.37	to	13.74
12/31/2023	1,932,898	18.42	to	11.13	13,426,952	1.71	0.20	to	2.50	5.79	to	3.43
12/31/2022	2,871,545	17.41	to	10.76	18,248,980	1.89	0.20	to	2.50	(12.02)	to	(13.99)
12/31/2021	3,326,417	19.79	to	12.51	22,598,642	1.82	0.20	to	2.50	21.88	to	19.14
12/31/2020	4,250,805	16.24	to	10.50	21,012,799	2.79	0.20	to	2.50	(7.77)	to	(9.84)
TA Aegon U.S. Government Securities Initial Class
12/31/2024	74,649	1.39	to	1.02	139,589	3.69	1.25	to	2.50	(0.92)	to	(2.13)
12/31/2023	75,855	1.40	to	1.04	143,369	1.93	1.25	to	2.50	2.72	to	1.47
12/31/2022	126,100	1.37	to	1.03	232,372	1.07	1.25	to	2.50	(14.10)	to	(15.14)
12/31/2021	131,987	1.59	to	1.21	283,560	2.15	1.25	to	2.50	(3.60)	to	(4.77)
12/31/2020	129,147	1.65	to	1.27	288,231	1.75	1.25	to	2.50	7.63	to	6.32
TA Aegon U.S. Government Securities Service Class
12/31/2024	4,668,024	10.12	to	8.50	17,288,047	2.85	0.20	to	2.50	(0.04)	to	(2.33)
12/31/2023	7,722,277	10.12	to	8.71	31,339,688	1.40	0.20	to	2.50	3.48	to	1.13
12/31/2022	9,815,780	9.78	to	8.61	40,751,892	0.86	0.20	to	2.50	(13.47)	to	(15.43)
12/31/2021	6,006,985	11.30	to	10.18	24,951,886	1.62	0.20	to	2.50	(2.73)	to	(4.94)
12/31/2020	7,679,158	11.62	to	10.71	38,269,799	1.32	0.20	to	2.50	8.45	to	5.98
TA American Funds Managed Risk-Balanced Service Class
12/31/2024	4,444,270	16.77	to	13.67	67,133,209	1.58	0.20	to	2.50	14.14	to	11.56
12/31/2023	5,036,259	14.69	to	12.26	67,431,207	2.18	0.20	to	2.50	10.17	to	7.70
12/31/2022	5,689,328	13.33	to	11.38	69,873,744	1.54	0.20	to	2.50	(11.60)	to	(13.58)
12/31/2021	5,682,199	15.08	to	13.17	79,872,987	0.86	0.20	to	2.50	12.85	to	10.32
12/31/2020	6,382,630	13.37	to	11.94	80,422,606	1.21	0.20	to	2.50	4.08	to	1.75
TA BlackRock Government Money Market Initial Class
12/31/2024	120,445	1.06	to	0.79	166,513	4.93	1.25	to	2.50	3.74	to	2.46
12/31/2023	131,173	1.02	to	0.77	175,073	4.72	1.25	to	2.50	3.57	to	2.31
12/31/2022	229,074	0.98	to	0.75	295,641	1.33	1.25	to	2.50	0.16	to	(1.06)
12/31/2021	271,390	0.98	to	0.76	350,223	-	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2020	279,478	0.99	to	0.78	365,695	0.17	1.25	to	2.50	(0.95)	to	(2.16)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Service Class
12/31/2024	8,023,849	$11.07	to	$0.77	$38,625,369	4.66%	0.20%	to	2.50%	4.57%	to	2.18%
12/31/2023	8,205,812	10.59	to	0.75	35,008,333	4.56	0.20	to	2.50	4.45	to	2.09
12/31/2022	10,214,576	10.14	to	0.74	38,260,787	1.41	0.20	to	2.50	1.20	to	(1.09)
12/31/2021	9,512,930	10.02	to	0.75	36,950,519	-	0.20	to	2.50	(0.20)	to	(2.47)
12/31/2020	16,953,296	10.03	to	0.76	49,110,928	0.18	0.20	to	2.50	0.05	to	(2.23)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2024	3,242,937	13.94	to	1.11	12,690,525	2.14	0.20	to	2.50	6.26	to	3.83
12/31/2023	3,994,134	13.12	to	1.07	14,798,502	1.50	0.20	to	2.50	9.74	to	7.25
12/31/2022	4,431,508	11.95	to	1.00	13,796,449	1.30	0.20	to	2.50	(15.46)	to	(17.38)
12/31/2021	4,815,264	14.14	to	1.21	18,573,065	1.07	0.20	to	2.50	5.53	to	3.13
12/31/2020	5,543,218	13.40	to	1.17	21,126,136	1.97	0.20	to	2.50	6.44	to	4.02
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2024	12,041,781	14.55	to	1.21	66,535,420	1.80	0.20	to	2.50	8.84	to	6.35
12/31/2023	13,765,184	13.37	to	1.14	70,117,869	1.46	0.20	to	2.50	13.14	to	10.58
12/31/2022	14,052,695	11.82	to	1.03	54,207,132	1.31	0.20	to	2.50	(17.30)	to	(19.18)
12/31/2021	16,185,797	14.29	to	1.27	75,482,030	0.87	0.20	to	2.50	8.11	to	5.66
12/31/2020	18,614,977	13.22	to	1.20	79,328,273	1.88	0.20	to	2.50	3.04	to	0.70
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2024	6,019,108	14.86	to	1.18	29,586,686	1.52	0.20	to	2.50	12.28	to	9.72
12/31/2023	7,243,993	13.24	to	1.08	31,490,845	1.38	0.20	to	2.50	17.39	to	14.73
12/31/2022	7,266,150	11.28	to	0.94	27,278,932	1.28	0.20	to	2.50	(18.48)	to	(20.33)
12/31/2021	8,118,166	13.83	to	1.18	37,511,660	0.54	0.20	to	2.50	7.41	to	4.96
12/31/2020	9,304,093	12.88	to	1.12	41,719,515	1.81	0.20	to	2.50	(2.27)	to	(4.50)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2024	8,332,199	14.73	to	1.15	50,226,173	1.93	0.20	to	2.50	8.53	to	6.05
12/31/2023	9,648,025	13.57	to	1.09	54,519,221	1.39	0.20	to	2.50	12.43	to	9.89
12/31/2022	10,889,689	12.07	to	0.99	55,054,334	1.14	0.20	to	2.50	(16.06)	to	(17.96)
12/31/2021	12,404,398	14.38	to	1.20	74,369,099	0.56	0.20	to	2.50	8.95	to	6.47
12/31/2020	13,840,219	13.20	to	1.13	78,016,108	1.66	0.20	to	2.50	(0.75)	to	(3.00)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2024	4,049,491	16.84	to	1.40	29,881,744	1.60	0.20	to	2.50	12.29	to	9.72
12/31/2023	4,962,240	15.00	to	1.28	32,332,081	1.28	0.20	to	2.50	17.04	to	14.39
12/31/2022	5,779,678	12.81	to	1.12	33,238,713	1.13	0.20	to	2.50	(17.08)	to	(18.97)
12/31/2021	6,631,230	15.45	to	1.38	46,610,794	0.28	0.20	to	2.50	14.18	to	11.58
12/31/2020	7,857,427	13.53	to	1.23	48,587,816	1.60	0.20	to	2.50	(2.36)	to	(4.58)
TA BlackRock iShares Edge 100 Service Class
12/31/2024	270,937	21.77	to	17.11	5,401,552	1.30	0.20	to	2.50	14.76	to	12.17
12/31/2023	288,766	18.97	to	15.25	5,070,984	1.88	0.20	to	2.50	14.25	to	11.69
12/31/2022	282,327	16.60	to	13.66	4,385,091	1.30	0.20	to	2.50	(15.92)	to	(17.81)
12/31/2021	1,793,196	19.75	to	16.62	34,043,148	0.94	0.20	to	2.50	18.12	to	15.47
12/31/2020	1,770,122	16.72	to	14.39	28,661,684	1.66	0.20	to	2.50	9.66	to	7.20
TA BlackRock iShares Edge 40 Initial Class
12/31/2024	31,256	2.15	to	1.74	65,002	2.73	1.25	to	2.50	5.38	to	4.09
12/31/2023	30,592	2.04	to	1.67	60,460	2.31	1.25	to	2.50	8.10	to	6.79
12/31/2022	29,863	1.89	to	1.56	54,677	1.91	1.25	to	2.50	(15.30)	to	(16.33)
12/31/2021	30,144	2.23	to	1.87	65,258	1.78	1.25	to	2.50	4.78	to	3.50
12/31/2020	30,076	2.13	to	1.81	62,232	2.48	1.25	to	2.50	8.29	to	6.97
TA BlackRock iShares Edge 40 Service Class
12/31/2024	3,095,978	14.71	to	1.27	17,854,748	2.41	0.20	to	2.50	6.26	to	3.87
12/31/2023	3,651,739	13.84	to	1.22	20,025,826	1.99	0.20	to	2.50	8.85	to	6.41
12/31/2022	4,347,245	12.72	to	1.14	22,245,506	1.60	0.20	to	2.50	(14.61)	to	(16.52)
12/31/2021	5,021,714	14.89	to	1.37	27,407,560	1.56	0.20	to	2.50	5.56	to	3.19
12/31/2020	5,558,856	14.11	to	1.33	26,428,845	2.23	0.20	to	2.50	9.23	to	6.78

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Edge 50 Service Class
12/31/2024		2,471,749	$15.36	to	$12.52	$34,608,515	2.14%	0.20%	to	2.50%	7.58%	to	5.15%
12/31/2023		2,817,659	14.28	to	11.91	37,056,258	1.75	0.20	to	2.50	9.57	to	7.12
12/31/2022		2,976,776	13.03	to	11.12	36,127,328	1.30	0.20	to	2.50	(14.65)	to	(16.57)
12/31/2021		3,158,090	15.27	to	13.33	45,395,276	1.14	0.20	to	2.50	7.53	to	5.11
12/31/2020		3,006,318	14.20	to	12.68	40,624,330	1.29	0.20	to	2.50	9.50	to	7.05
TA BlackRock iShares Edge 75 Service Class
12/31/2024		1,021,016	18.26	to	14.73	16,979,925	1.88	0.20	to	2.50	11.17	to	8.66
12/31/2023		1,133,895	16.42	to	13.55	17,151,697	1.74	0.20	to	2.50	11.87	to	9.36
12/31/2022		1,242,904	14.68	to	12.39	16,990,510	1.37	0.20	to	2.50	(15.23)	to	(17.13)
12/31/2021		2,241,043	17.32	to	14.95	36,791,559	1.08	0.20	to	2.50	12.71	to	10.18
12/31/2020		1,992,368	15.36	to	13.57	29,309,360	1.42	0.20	to	2.50	10.04	to	7.57
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2024		4,217,287	15.78	to	1.17	20,517,244	3.58	0.20	to	2.50	8.47	to	6.02
12/31/2023		4,845,464	14.55	to	1.11	22,004,203	1.03	0.20	to	2.50	10.43	to	7.96
12/31/2022		5,791,915	13.17	to	1.02	23,146,317	0.55	0.20	to	2.50	(19.81)	to	(21.61)
12/31/2021		6,640,839	16.43	to	1.31	32,844,876	-	0.20	to	2.50	6.18	to	3.80
12/31/2020		7,392,251	15.47	to	1.26	34,604,253	3.25	0.20	to	2.50	8.64	to	6.20
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2024		1,859,962	14.75	to	1.13	10,335,359	3.56	0.20	to	2.50	6.00	to	3.61
12/31/2023		2,381,413	13.92	to	1.09	11,402,854	1.20	0.20	to	2.50	7.02	to	4.63
12/31/2022		2,737,842	13.00	to	1.05	12,823,969	1.05	0.20	to	2.50	(17.46)	to	(19.31)
12/31/2021		3,431,930	15.75	to	1.30	19,131,158	1.02	0.20	to	2.50	4.00	to	1.67
12/31/2020		4,483,876	15.15	to	1.27	22,199,521	1.44	0.20	to	2.50	9.67	to	7.21
TA BlackRock iShares Tactical - Growth Service Class
12/31/2024		2,994,845	18.20	to	1.46	25,796,945	3.57	0.20	to	2.50	11.43	to	8.92
12/31/2023		3,527,916	16.33	to	1.34	27,396,062	0.88	0.20	to	2.50	13.71	to	11.17
12/31/2022		4,097,155	14.36	to	1.20	27,565,261	-	0.20	to	2.50	(18.19)	to	(20.02)
12/31/2021		4,587,633	17.56	to	1.50	37,468,326	-	0.20	to	2.50	8.99	to	6.55
12/31/2020		5,411,784	16.11	to	1.41	38,758,755	3.93	0.20	to	2.50	8.87	to	6.43
TA BlackRock Real Estate Securities Initial Class
12/31/2024		3,315	13.00	to	2.46	9,928	2.19	0.45	to	2.50	0.80	to	(1.23)
12/31/2023		3,309	12.90	to	2.49	9,924	0.83	0.45	to	2.50	12.82	to	10.57
12/31/2022		46,069	11.43	to	2.25	123,622	3.47	0.45	to	2.50	(28.51)	to	(29.94)
12/31/2021		46,477	15.99	to	3.21	176,106	3.80	0.45	to	2.50	25.66	to	23.15
12/31/2020		4,669	12.72	to	2.61	14,211	12.59	0.45	to	2.50	(0.76)	to	(2.75)
TA BlackRock Real Estate Securities Service Class
12/31/2024		808,217	12.68	to	10.62	4,231,601	1.76	0.20	to	2.50	0.82	to	(1.45)
12/31/2023		888,863	12.57	to	10.77	4,542,795	5.27	0.20	to	2.50	12.92	to	10.39
12/31/2022		939,383	11.13	to	9.76	4,168,886	2.89	0.20	to	2.50	(28.53)	to	(30.13)
12/31/2021		1,008,816	15.58	to	13.97	6,313,476	2.13	0.20	to	2.50	25.60	to	22.78
12/31/2020		1,203,199	12.40	to	11.38	5,593,652	11.98	0.20	to	2.50	(0.71)	to	(2.94)
TA BlackRock Tactical Allocation Service Class
12/31/2024		10,896,681	18.74	to	1.55	59,774,858	1.49	0.20	to	2.50	12.26	to	9.73
12/31/2023		13,012,429	16.69	to	1.42	65,001,444	2.45	0.20	to	2.50	14.65	to	12.09
12/31/2022		14,776,215	14.56	to	1.26	65,699,204	3.63	0.20	to	2.50	(16.38)	to	(18.25)
12/31/2021		17,187,966	17.41	to	1.55	92,024,822	2.46	0.20	to	2.50	7.42	to	5.01
12/31/2020		19,920,391	16.21	to	1.47	98,624,806	1.73	0.20	to	2.50	12.96	to	10.43
TA Goldman Sachs 70/30 Service Class
12/31/2024		100,069	15.37	to	14.13	1,465,056	1.39	0.20	to	2.00	11.93	to	9.92
12/31/2023		57,148	13.73	to	12.85	758,273	1.66	0.20	to	2.00	16.02	to	13.95
12/31/2022		54,182	11.83	to	11.28	625,167	2.04	0.20	to	2.00	(17.27)	to	(18.74)
12/31/2021		38,477	14.30	to	13.88	541,680	0.92	0.20	to	2.00	12.86	to	10.85
12/31/2020	(1)	-	12.67	to	12.52	-	-	0.20	to	2.00	-	to	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2024	46,097,738	$16.48	to	$1.26	$261,912,888	2.19%	0.20%	to	2.50%	8.85%	to	6.36%
12/31/2023	54,304,525	15.14	to	1.18	281,183,164	1.47	0.20	to	2.50	12.97	to	10.41
12/31/2022	62,477,730	13.40	to	1.07	286,693,830	1.47	0.20	to	2.50	(14.43)	to	(16.38)
12/31/2021	71,368,017	15.67	to	1.28	392,450,498	1.13	0.20	to	2.50	9.14	to	6.66
12/31/2020	81,647,439	14.35	to	1.20	418,989,921	2.07	0.20	to	2.50	3.98	to	1.62
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2024	9,787,963	14.65	to	1.19	36,962,808	2.46	0.20	to	2.50	6.48	to	4.04
12/31/2023	11,050,944	13.76	to	1.14	40,530,593	1.69	0.20	to	2.50	10.37	to	7.87
12/31/2022	14,081,045	12.47	to	1.06	47,111,552	1.59	0.20	to	2.50	(12.00)	to	(14.00)
12/31/2021	16,110,512	14.17	to	1.23	61,993,120	1.58	0.20	to	2.50	2.55	to	0.22
12/31/2020	18,119,566	13.81	to	1.22	65,597,641	2.15	0.20	to	2.50	4.70	to	2.32
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2024	38,366,805	20.00	to	1.70	200,710,756	1.81	0.20	to	2.50	13.00	to	10.42
12/31/2023	45,438,578	17.70	to	1.54	210,948,639	1.42	0.20	to	2.50	17.44	to	14.78
12/31/2022	51,613,609	15.07	to	1.34	206,397,091	1.32	0.20	to	2.50	(14.69)	to	(16.63)
12/31/2021	61,636,227	17.67	to	1.61	318,368,073	0.89	0.20	to	2.50	13.82	to	11.23
12/31/2020	72,498,402	15.52	to	1.45	327,361,928	2.06	0.20	to	2.50	4.01	to	1.64
TA Great Lakes Advisors Large Cap Value Service Class
12/31/2024	353,012	16.54	to	14.67	5,461,695	0.89	0.20	to	2.00	16.59	to	14.49
12/31/2023	341,000	14.19	to	12.81	4,574,919	0.95	0.20	to	2.00	12.56	to	10.55
12/31/2022	294,796	12.60	to	11.59	3,550,221	0.29	0.20	to	2.00	(7.57)	to	(9.21)
12/31/2021	231,530	13.63	to	12.76	3,043,546	0.75	0.20	to	2.00	30.30	to	27.98
12/31/2020	212,676	10.46	to	9.97	2,167,787	0.66	0.20	to	2.00	(0.80)	to	(2.57)
TA International Focus Initial Class
12/31/2024	25,754	16.13	to	1.84	63,455	2.30	0.45	to	2.50	(1.50)	to	(3.48)
12/31/2023	33,484	16.37	to	1.90	92,962	2.03	0.45	to	2.50	12.03	to	9.80
12/31/2022	47,553	14.62	to	1.73	110,039	3.14	0.45	to	2.50	(20.40)	to	(21.99)
12/31/2021	51,223	18.36	to	2.22	136,787	1.23	0.45	to	2.50	10.32	to	8.12
12/31/2020	54,233	16.64	to	2.05	114,767	2.38	0.45	to	2.50	20.36	to	17.95
TA International Focus Service Class
12/31/2024	851,320	15.72	to	12.87	6,733,265	2.07	0.20	to	2.50	(1.52)	to	(3.75)
12/31/2023	901,394	15.96	to	13.37	6,835,782	1.78	0.20	to	2.50	12.05	to	9.54
12/31/2022	1,107,921	14.25	to	12.21	7,020,081	2.76	0.20	to	2.50	(20.45)	to	(22.24)
12/31/2021	1,195,856	17.91	to	15.70	9,381,583	1.07	0.20	to	2.50	10.41	to	7.93
12/31/2020	1,396,860	16.22	to	14.55	8,894,993	2.07	0.20	to	2.50	20.34	to	17.64
TA Janus Balanced Service Class
12/31/2024	8,206,695	24.84	to	16.79	86,273,245	1.69	0.20	to	2.50	14.62	to	12.04
12/31/2023	9,355,542	21.67	to	14.99	90,462,541	1.13	0.20	to	2.50	14.79	to	12.22
12/31/2022	10,198,089	18.88	to	13.36	87,897,937	0.82	0.20	to	2.50	(16.93)	to	(18.79)
12/31/2021	11,458,977	22.73	to	16.45	117,549,964	1.13	0.20	to	2.50	15.21	to	12.63
12/31/2020	12,547,115	19.73	to	14.60	110,045,090	1.51	0.20	to	2.50	14.08	to	11.53
TA Janus Mid-Cap Growth Initial Class
12/31/2024	5,403	29.86	to	3.21	33,984	0.14	0.45	to	2.50	13.87	to	11.58
12/31/2023	4,408	26.22	to	2.87	27,129	-	0.45	to	2.50	16.52	to	14.20
12/31/2022	4,484	22.51	to	2.52	23,552	-	0.45	to	2.50	(17.09)	to	(18.74)
12/31/2021	4,566	27.15	to	3.10	28,756	0.27	0.45	to	2.50	16.77	to	14.44
12/31/2020	4,648	23.25	to	2.71	24,931	0.23	0.45	to	2.50	18.67	to	16.30
TA Janus Mid-Cap Growth Service Class
12/31/2024	995,530	29.09	to	21.51	16,537,500	-	0.20	to	2.50	13.84	to	11.27
12/31/2023	1,264,759	25.55	to	19.34	16,726,525	-	0.20	to	2.50	16.57	to	13.96
12/31/2022	1,841,344	21.92	to	16.97	18,170,802	-	0.20	to	2.50	(17.10)	to	(18.96)
12/31/2021	2,189,192	26.44	to	20.94	24,785,075	0.10	0.20	to	2.50	16.76	to	14.14
12/31/2020	2,887,003	22.65	to	18.34	23,255,535	0.04	0.20	to	2.50	18.69	to	16.03

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2024	11,768	$2.14	to	$1.80	$24,355	2.05%	1.25%	to	2.50%	4.41%	to	3.13%
12/31/2023	11,768	2.05	to	1.75	23,361	2.28	1.25	to	2.50	5.73	to	4.45
12/31/2022	11,768	1.94	to	1.67	22,128	5.64	1.25	to	2.50	(16.40)	to	(17.42)
12/31/2021	11,768	2.32	to	2.02	26,507	2.42	1.25	to	2.50	4.59	to	3.32
12/31/2020	11,768	2.22	to	1.96	25,380	-	1.25	to	2.50	10.10	to	8.75
to TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2024	9,080,178	14.57	to	11.12	35,080,020	1.74	0.20	to	2.50	5.31	to	2.90
12/31/2023	10,524,005	13.84	to	10.81	40,642,459	1.96	0.20	to	2.50	6.62	to	4.20
12/31/2022	12,790,609	12.98	to	10.37	45,998,177	5.35	0.20	to	2.50	(15.77)	to	(17.69)
12/31/2021	14,810,990	15.41	to	12.60	59,112,549	2.18	0.20	to	2.50	5.42	to	3.02
12/31/2020	16,358,865	14.62	to	12.23	62,951,222	2.30	0.20	to	2.50	11.02	to	8.50
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2024	16,941	3.79	to	3.48	62,151	0.71	1.25	to	2.50	14.93	to	13.52
12/31/2023	45,150	3.30	to	3.07	144,339	2.69	1.25	to	2.50	18.86	to	17.42
12/31/2022	16,941	2.78	to	2.61	45,632	6.03	1.25	to	2.50	(23.52)	to	(24.45)
12/31/2021	16,941	3.63	to	3.46	59,756	1.67	1.25	to	2.50	18.16	to	16.72
12/31/2020	16,941	3.07	to	2.96	50,645	1.71	1.25	to	2.50	23.20	to	21.70
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2024	1,442,689	26.69	to	18.24	15,709,724	1.14	0.20	to	2.50	15.86	to	13.25
12/31/2023	1,493,338	23.04	to	16.10	14,142,073	1.48	0.20	to	2.50	19.76	to	17.09
12/31/2022	1,434,940	19.24	to	13.75	10,831,416	5.54	0.20	to	2.50	(22.89)	to	(24.62)
12/31/2021	1,556,506	24.95	to	18.24	16,282,244	1.41	0.20	to	2.50	19.11	to	16.44
12/31/2020	1,788,709	20.95	to	15.67	17,130,661	1.59	0.20	to	2.50	24.11	to	21.33
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2024	78,603	2.55	to	2.20	193,603	1.59	1.25	to	2.50	6.68	to	5.37
12/31/2023	78,603	2.39	to	2.08	181,748	1.23	1.25	to	2.50	7.76	to	6.45
12/31/2022	174,302	2.22	to	1.96	374,549	5.34	1.25	to	2.50	(17.11)	to	(18.12)
12/31/2021	174,302	2.67	to	2.39	452,531	1.90	1.25	to	2.50	7.83	to	6.52
12/31/2020	174,302	2.48	to	2.24	420,282	2.21	1.25	to	2.50	11.21	to	9.86
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2024	40,130,538	16.86	to	1.94	233,665,568	1.33	0.20	to	2.50	7.48	to	5.06
12/31/2023	46,934,616	15.69	to	1.85	248,910,029	1.84	0.20	to	2.50	8.64	to	6.21
12/31/2022	53,260,418	14.44	to	1.74	257,810,652	5.06	0.20	to	2.50	(16.42)	to	(18.29)
12/31/2021	60,146,088	17.27	to	2.13	344,268,959	1.70	0.20	to	2.50	8.71	to	6.28
12/31/2020	66,894,213	15.89	to	2.00	342,115,137	2.00	0.20	to	2.50	12.05	to	9.54
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2024	4,945	3.02	to	2.67	14,434	1.22	1.25	to	2.50	9.67	to	8.33
12/31/2023	4,957	2.75	to	2.47	13,213	2.27	1.25	to	2.50	10.83	to	9.49
12/31/2022	20,976	2.48	to	2.25	50,522	5.41	1.25	to	2.50	(18.37)	to	(19.37)
12/31/2021	21,004	3.04	to	2.79	62,070	2.16	1.25	to	2.50	12.54	to	11.17
12/31/2020	21,029	2.70	to	2.51	55,299	2.06	1.25	to	2.50	13.65	to	12.26
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2024	21,866,157	20.28	to	1.68	128,434,377	0.97	0.20	to	2.50	10.48	to	7.99
12/31/2023	24,853,619	18.36	to	1.56	135,211,184	1.73	0.20	to	2.50	11.71	to	9.21
12/31/2022	28,455,840	16.43	to	1.43	142,673,968	5.06	0.20	to	2.50	(17.69)	to	(19.54)
12/31/2021	33,079,760	19.96	to	1.77	198,853,878	1.94	0.20	to	2.50	13.48	to	10.93
12/31/2020	37,067,892	17.59	to	1.60	192,355,893	1.82	0.20	to	2.50	14.44	to	11.87
TA JPMorgan Enhanced Index Initial Class
12/31/2024	131,325	43.28	to	4.44	975,559	0.66	0.45	to	2.50	23.68	to	21.19
12/31/2023	135,573	34.99	to	3.66	822,729	0.82	0.45	to	2.50	27.09	to	24.56
12/31/2022	140,543	27.53	to	2.94	678,019	0.64	0.45	to	2.50	(18.72)	to	(20.34)
12/31/2021	149,005	33.87	to	3.69	1,000,184	0.78	0.45	to	2.50	29.54	to	26.95
12/31/2020	152,442	26.15	to	2.91	798,060	1.47	0.45	to	2.50	19.63	to	17.23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Enhanced Index Service Class
12/31/2024	754,243	$42.18	to	$24.00	$22,186,779	0.47%	0.20%	to	2.50%	23.65%	to	20.86%
12/31/2023	655,542	34.11	to	19.85	14,507,499	0.72	0.20	to	2.50	27.14	to	24.29
12/31/2022	467,838	26.83	to	15.97	6,778,045	0.40	0.20	to	2.50	(18.71)	to	(20.53)
12/31/2021	485,001	33.01	to	20.10	8,774,352	0.56	0.20	to	2.50	29.53	to	26.62
12/31/2020	614,864	25.48	to	15.87	8,750,829	1.34	0.20	to	2.50	19.62	to	16.94
TA JPMorgan International Moderate Growth Service Class
12/31/2024	7,035,497	14.60	to	1.26	24,751,762	2.12	0.20	to	2.50	1.69	to	(0.61)
12/31/2023	8,414,982	14.35	to	1.27	28,603,381	1.33	0.20	to	2.50	8.48	to	6.05
12/31/2022	9,467,431	13.23	to	1.19	29,893,551	4.76	0.20	to	2.50	(17.59)	to	(19.43)
12/31/2021	10,795,840	16.05	to	1.48	41,266,471	1.31	0.20	to	2.50	8.79	to	6.35
12/31/2020	12,211,894	14.76	to	1.39	44,106,575	2.47	0.20	to	2.50	14.31	to	11.75
TA JPMorgan Tactical Allocation Service Class
12/31/2024	9,327,167	14.40	to	10.87	56,712,124	2.33	0.20	to	2.50	3.87	to	1.53
12/31/2023	10,548,898	13.86	to	10.70	62,614,436	1.53	0.20	to	2.50	8.35	to	5.93
12/31/2022	13,095,928	12.79	to	10.10	77,760,428	1.53	0.20	to	2.50	(15.20)	to	(17.10)
12/31/2021	14,410,431	15.08	to	12.19	101,329,983	1.55	0.20	to	2.50	4.42	to	2.08
12/31/2020	14,409,632	14.45	to	11.94	86,999,713	2.06	0.20	to	2.50	11.88	to	9.37
TA Madison Diversified Income Service Class
12/31/2024	433,013	15.40	to	11.50	5,535,672	2.49	0.20	to	2.50	3.26	to	0.93
12/31/2023	453,980	14.91	to	11.40	5,652,969	1.97	0.20	to	2.50	3.76	to	1.44
12/31/2022	503,533	14.37	to	11.24	6,103,534	1.66	0.20	to	2.50	(10.56)	to	(12.57)
12/31/2021	506,048	16.07	to	12.85	6,961,973	1.59	0.20	to	2.50	7.65	to	5.24
12/31/2020	517,574	14.93	to	12.21	6,672,731	1.64	0.20	to	2.50	7.74	to	5.32
TA Market Participation Strategy Service Class
12/31/2024	2,724,463	22.13	to	15.54	21,990,776	1.52	0.20	to	2.50	14.70	to	12.12
12/31/2023	3,140,821	19.29	to	13.86	22,081,503	0.40	0.20	to	2.50	11.33	to	8.84
12/31/2022	3,569,136	17.33	to	12.74	22,456,775	0.03	0.20	to	2.50	(15.47)	to	(17.37)
12/31/2021	4,192,876	20.50	to	15.41	32,431,475	0.48	0.20	to	2.50	14.22	to	11.66
12/31/2020	5,582,163	17.95	to	13.80	34,989,973	0.99	0.20	to	2.50	20.09	to	17.39
TA Morgan Stanley Global Allocation Service Class
12/31/2024	9,726,438	17.36	to	12.92	45,414,577	4.58	0.20	to	2.50	6.65	to	4.24
12/31/2023	10,803,784	16.28	to	12.40	47,700,050	-	0.20	to	2.50	13.46	to	10.92
12/31/2022	12,015,370	14.35	to	11.18	47,955,015	0.08	0.20	to	2.50	(17.93)	to	(19.77)
12/31/2021	13,488,432	17.48	to	13.93	66,268,005	0.48	0.20	to	2.50	7.96	to	5.54
12/31/2020	15,492,707	16.20	to	13.20	69,756,538	0.93	0.20	to	2.50	18.10	to	15.45
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2024	1,033,697	12.23	to	10.65	11,367,104	-	0.20	to	2.50	4.85	to	2.48
12/31/2023	1,164,747	11.66	to	10.40	12,358,362	18.67	0.20	to	2.50	8.79	to	6.35
12/31/2022	1,314,064	10.72	to	9.77	12,954,864	14.92	0.20	to	2.50	(16.39)	to	(18.27)
12/31/2021	1,427,045	12.82	to	11.96	17,012,985	5.19	0.20	to	2.50	6.96	to	4.57
12/31/2020	1,464,482	11.99	to	11.44	16,504,195	1.30	0.20	to	2.50	6.28	to	3.89
TA MSCI EAFE Index Service Class
12/31/2024	780,818	13.98	to	11.75	10,103,449	2.40	0.35	to	2.65	2.79	to	0.47
12/31/2023	642,444	13.60	to	11.69	8,162,279	2.37	0.35	to	2.65	17.05	to	14.43
12/31/2022	527,026	11.62	to	10.22	5,789,335	2.92	0.35	to	2.65	(14.75)	to	(16.65)
12/31/2021	537,478	13.63	to	12.26	6,996,410	1.49	0.35	to	2.65	10.56	to	8.09
12/31/2020	490,260	12.33	to	11.34	5,828,083	1.70	0.35	to	2.65	7.44	to	5.03
TA Multi-Managed Balanced Initial Class
12/31/2024	12,065	4.42	to	3.54	51,565	1.96	1.25	to	2.50	13.51	to	12.12
12/31/2023	12,065	3.89	to	3.16	45,494	1.59	1.25	to	2.50	17.27	to	15.84
12/31/2022	12,065	3.32	to	2.73	38,852	1.20	1.25	to	2.50	(17.31)	to	(18.32)
12/31/2021	12,065	4.02	to	3.34	47,056	1.15	1.25	to	2.50	15.59	to	14.19
12/31/2020	12,065	3.47	to	2.93	40,768	1.58	1.25	to	2.50	14.47	to	13.07

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Multi-Managed Balanced Service Class
12/31/2024		6,747,615	25.67	to	16.61	90,894,677	1.67	0.20	to	2.50	14.41	to	11.83
12/31/2023		8,481,539	22.44	to	14.85	99,670,371	1.34	0.20	to	2.50	18.20	to	15.56
12/31/2022		9,738,022	18.98	to	12.85	99,389,292	0.89	0.20	to	2.50	(16.66)	to	(18.52)
12/31/2021		11,160,065	22.77	to	15.78	140,803,545	0.94	0.20	to	2.50	16.56	to	13.94
12/31/2020		12,864,219	19.54	to	13.85	141,855,396	1.35	0.20	to	2.50	15.37	to	12.78
TA PineBridge Inflation Opportunities Service Class
12/31/2024		3,245,580	10.79	to	9.85	10,235,876	3.30	0.20	to	2.50	1.62	to	(0.68)
12/31/2023		3,987,023	10.62	to	9.91	11,514,874	5.31	0.20	to	2.50	5.23	to	2.88
12/31/2022		4,635,268	10.09	to	9.64	12,822,182	3.46	0.20	to	2.50	(10.73)	to	(12.73)
12/31/2021		5,742,691	11.31	to	11.04	18,260,132	1.16	0.20	to	2.50	3.65	to	1.33
12/31/2020		6,320,755	10.91	to	10.90	17,389,890	1.51	0.20	to	2.50	8.48	to	6.04
TA ProFunds UltraBear Service Class (OAM)
12/31/2024	(1)	35,319	9.31	to	9.27	328,150	2.61	1.00	to	1.95	-	to	-
TA S&P 500 Index Initial Class
12/31/2024		-	14.68	to	14.60	-	-	0.27	to	0.47	24.49	to	24.24
12/31/2023		-	11.79	to	11.75	-	-	0.27	to	0.47	25.75	to	25.50
12/31/2022	(1)	-	9.38	to	9.37	-	-	0.27	to	0.47	-	to	-
TA S&P 500 Index Service Class
12/31/2024		5,617,776	26.46	to	22.24	137,529,870	0.80	0.35	to	2.65	24.11	to	21.31
12/31/2023		4,649,415	21.32	to	18.33	92,673,461	0.95	0.35	to	2.65	25.30	to	22.50
12/31/2022		3,851,325	17.02	to	14.96	61,931,334	0.94	0.35	to	2.65	(18.72)	to	(20.54)
12/31/2021		3,844,570	20.94	to	18.83	76,731,551	0.83	0.35	to	2.65	27.69	to	24.83
12/31/2020		3,662,948	16.40	to	15.09	57,761,300	0.74	0.35	to	2.65	17.56	to	14.93
TA Small/Mid Cap Value Initial Class
12/31/2024		226,572	27.77	to	20.17	3,491,139	0.94	0.45	to	1.55	8.37	to	7.19
12/31/2023		226,833	25.63	to	18.82	3,257,217	1.04	0.45	to	1.55	11.90	to	10.69
12/31/2022		236,926	22.90	to	17.00	3,115,955	0.60	0.45	to	1.55	(8.72)	to	(9.71)
12/31/2021		239,938	25.09	to	18.83	3,502,801	0.65	0.45	to	1.55	27.55	to	26.17
12/31/2020		242,186	19.67	to	14.92	2,806,520	1.20	0.45	to	1.55	3.57	to	2.45
TA Small/Mid Cap Value Service Class
12/31/2024		1,203,838	27.05	to	15.18	15,604,269	0.81	0.20	to	2.50	8.34	to	5.90
12/31/2023		1,351,888	24.97	to	14.33	14,860,972	0.84	0.20	to	2.50	11.93	to	9.42
12/31/2022		1,458,061	22.31	to	13.10	13,381,238	0.33	0.20	to	2.50	(8.71)	to	(10.76)
12/31/2021		1,650,407	24.44	to	14.68	16,997,766	0.49	0.20	to	2.50	27.56	to	24.70
12/31/2020		1,994,431	19.16	to	11.77	14,608,169	0.97	0.20	to	2.50	3.53	to	1.21
TA T. Rowe Price Small Cap Initial Class
12/31/2024		27,084	33.02	to	4.87	127,528	-	0.45	to	2.50	12.27	to	10.01
12/31/2023		31,409	29.41	to	4.42	130,012	-	0.45	to	2.50	20.66	to	18.25
12/31/2022		31,759	24.38	to	3.74	109,771	-	0.45	to	2.50	(22.73)	to	(24.28)
12/31/2021		32,749	31.55	to	4.94	146,642	-	0.45	to	2.50	10.88	to	8.66
12/31/2020		33,827	28.46	to	4.55	141,214	-	0.45	to	2.50	23.01	to	20.55
TA T. Rowe Price Small Cap Service Class
12/31/2024		1,968,661	32.20	to	17.51	38,242,901	-	0.20	to	2.50	12.38	to	9.85
12/31/2023		2,319,541	28.65	to	15.94	37,702,583	-	0.20	to	2.50	20.64	to	17.94
12/31/2022		2,802,810	23.75	to	13.52	35,520,926	-	0.20	to	2.50	(22.75)	to	(24.48)
12/31/2021		3,189,866	30.75	to	17.90	51,211,242	-	0.20	to	2.50	10.86	to	8.37
12/31/2020		4,107,486	27.73	to	16.52	50,703,557	-	0.20	to	2.50	23.06	to	20.30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA TSW International Equity Initial Class
12/31/2024	182,236	$16.27	to	$1.92	$528,132	2.95%	0.45%	to	2.50%	2.92%	to	0.85%
12/31/2023	187,624	15.80	to	1.91	533,353	1.08	0.45	to	2.50	14.96	to	12.67
12/31/2022	200,770	13.75	to	1.69	501,132	3.31	0.45	to	2.50	(14.78)	to	(16.48)
12/31/2021	214,449	16.13	to	2.03	634,061	1.83	0.45	to	2.50	12.90	to	10.64
12/31/2020	218,845	14.29	to	1.83	608,829	3.15	0.45	to	2.50	6.06	to	3.94
TA TSW International Equity Service Class
12/31/2024	890,059	15.85	to	12.51	8,263,380	2.90	0.20	to	2.50	2.91	to	0.59
12/31/2023	711,906	15.40	to	12.44	6,814,501	0.85	0.20	to	2.50	15.03	to	12.46
12/31/2022	692,458	13.39	to	11.06	5,789,335	2.80	0.20	to	2.50	(14.81)	to	(16.71)
12/31/2021	827,971	15.71	to	13.28	8,436,833	1.79	0.20	to	2.50	12.98	to	10.44
12/31/2020	743,168	13.91	to	12.02	5,855,247	2.80	0.20	to	2.50	5.99	to	3.61
TA TSW Mid Cap Value Opportunities Service Class
12/31/2024	833,092	25.91	to	3.21	13,172,846	1.22	0.20	to	2.50	7.87	to	5.43
12/31/2023	973,435	24.02	to	3.05	14,048,235	1.16	0.20	to	2.50	10.35	to	7.88
12/31/2022	1,229,661	21.77	to	2.82	16,367,710	0.57	0.20	to	2.50	(8.61)	to	(10.66)
12/31/2021	1,357,361	23.82	to	3.16	19,346,135	0.57	0.20	to	2.50	28.59	to	25.70
12/31/2020	1,605,586	18.53	to	2.51	18,145,763	1.12	0.20	to	2.50	0.83	to	(1.43)
TA WMC US Growth Initial Class
12/31/2024	1,710,408	52.94	to	5.77	8,119,772	0.01	0.45	to	2.50	28.41	to	25.83
12/31/2023	1,775,733	41.23	to	4.59	6,622,008	0.04	0.45	to	2.50	41.45	to	38.63
12/31/2022	1,426,854	29.15	to	3.31	3,768,623	-	0.45	to	2.50	(31.65)	to	(33.02)
12/31/2021	1,548,352	42.65	to	4.94	6,046,845	0.07	0.45	to	2.50	20.12	to	17.72
12/31/2020	1,820,235	35.50	to	4.20	5,964,663	0.11	0.45	to	2.50	36.68	to	33.95
TA WMC US Growth Service Class
12/31/2024	2,918,988	51.57	to	29.89	90,849,942	-	0.20	to	2.50	28.44	to	25.54
12/31/2023	3,507,778	40.15	to	23.81	80,160,971	-	0.20	to	2.50	41.44	to	38.28
12/31/2022	2,644,952	28.39	to	17.22	28,570,545	-	0.20	to	2.50	(31.65)	to	(33.18)
12/31/2021	3,142,882	41.54	to	25.77	49,104,796	-	0.20	to	2.50	20.13	to	17.44
12/31/2020	4,298,754	34.58	to	21.94	48,663,782	-	0.20	to	2.50	36.66	to	33.60
Vanguard® Balanced
12/31/2024	230,179	14.65	to	13.13	3,146,294	2.22	0.27	to	2.60	14.49	to	11.84
12/31/2023	251,492	12.79	to	11.74	3,045,279	1.72	0.27	to	2.60	14.02	to	11.40
12/31/2022	150,357	11.22	to	10.54	1,623,749	2.16	0.27	to	2.60	(14.53)	to	(16.50)
12/31/2021	155,081	13.13	to	12.62	1,984,149	1.61	0.27	to	2.60	18.69	to	15.96
12/31/2020	-	11.06	to	10.88	-	-	0.27	to	2.60	10.38	to	10.16
Vanguard® Capital Growth
12/31/2024	-	17.27	to	17.10	-	-	0.27	to	0.47	13.10	to	12.88
12/31/2023	-	15.27	to	15.15	-	-	0.27	to	0.47	27.64	to	27.38
12/31/2022	-	11.97	to	11.89	-	-	0.27	to	0.47	(15.71)	to	(15.88)
12/31/2021	-	14.20	to	14.14	-	-	0.27	to	0.47	21.21	to	20.97
12/31/2020	-	11.71	to	11.69	-	-	0.27	to	0.47	17.16	to	16.92
Vanguard® Conservative Allocation
12/31/2024	43,444	12.05	to	10.80	487,806	2.55	0.27	to	2.60	7.20	to	4.72
12/31/2023	39,921	11.24	to	10.31	424,423	1.92	0.27	to	2.60	12.21	to	9.63
12/31/2022	39,986	10.01	to	9.40	384,601	2.82	0.27	to	2.60	(15.13)	to	(17.08)
12/31/2021	45,872	11.80	to	11.34	527,550	1.13	0.27	to	2.60	5.70	to	3.27
12/31/2020	-	11.16	to	10.98	-	-	0.27	to	2.60	11.43	to	11.21
Vanguard® Diversified Value
12/31/2024	-	17.63	to	17.45	-	-	0.27	to	0.47	14.58	to	14.35
12/31/2023	-	15.38	to	15.26	-	-	0.27	to	0.47	19.80	to	19.56
12/31/2022	-	12.84	to	12.76	-	-	0.27	to	0.47	(11.73)	to	(11.90)
12/31/2021	-	14.55	to	14.49	-	-	0.27	to	0.47	30.11	to	29.85
12/31/2020	-	11.18	to	11.16	-	-	0.27	to	0.47	11.48	to	11.26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Equity Income
12/31/2024	-	$15.80	to	$15.64	$-	-%	0.27%	to	0.47%	14.81%	to	14.58%
12/31/2023	-	13.76	to	13.65	-	-	0.27	to	0.47	7.81	to	7.59
12/31/2022	-	12.77	to	12.69	-	-	0.27	to	0.47	(0.93)	to	(1.13)
12/31/2021	-	12.89	to	12.83	-	-	0.27	to	0.47	24.99	to	24.74
12/31/2020	-	10.31	to	10.29	-	-	0.27	to	0.47	2.97	to	2.76
Vanguard® Equity Index
12/31/2024	-	42.91	to	40.07	-	1.46	0.27	to	1.20	24.50	to	23.34
12/31/2023	-	34.46	to	32.49	-	1.22	0.27	to	1.20	25.78	to	24.62
12/31/2022	-	27.40	to	26.07	-	1.28	0.27	to	1.20	(18.45)	to	(19.20)
12/31/2021	-	33.60	to	32.27	-	1.22	0.27	to	1.20	28.20	to	27.02
12/31/2020	-	26.21	to	25.40	-	1.63	0.27	to	1.20	17.88	to	16.79
Vanguard® Global Bond Index
12/31/2024	-	9.76	to	9.66	-	-	0.27	to	0.47	1.76	to	1.55
12/31/2023	-	9.59	to	9.51	-	-	0.27	to	0.47	6.23	to	6.02
12/31/2022	-	9.03	to	8.97	-	-	0.27	to	0.47	(13.36)	to	(13.53)
12/31/2021	-	10.42	to	10.38	-	-	0.27	to	0.47	(2.11)	to	(2.30)
12/31/2020	-	10.64	to	10.62	-	-	0.27	to	0.47	6.38	to	6.17
Vanguard® Growth
12/31/2024	-	20.73	to	20.52	-	-	0.27	to	0.47	32.77	to	32.51
12/31/2023	-	15.61	to	15.49	-	-	0.27	to	0.47	39.76	to	39.48
12/31/2022	-	11.17	to	11.10	-	-	0.27	to	0.47	(33.54)	to	(33.68)
12/31/2021	-	16.81	to	16.74	-	-	0.27	to	0.47	17.54	to	17.31
12/31/2020	-	14.30	to	14.27	-	-	0.27	to	0.47	42.71	to	42.42
Vanguard® High Yield Bond
12/31/2024	-	11.64	to	11.53	-	-	0.27	to	0.47	6.16	to	5.95
12/31/2023	-	10.97	to	10.88	-	-	0.27	to	0.47	11.37	to	11.14
12/31/2022	-	9.85	to	9.79	-	-	0.27	to	0.47	(9.61)	to	(9.79)
12/31/2021	-	10.90	to	10.85	-	-	0.27	to	0.47	3.40	to	3.19
12/31/2020	-	10.54	to	10.52	-	-	0.27	to	0.47	5.39	to	5.18
Vanguard® International
12/31/2024	16,618	23.32	to	21.77	365,669	1.21	0.27	to	1.20	8.72	to	7.70
12/31/2023	17,435	21.45	to	20.21	356,102	1.47	0.27	to	1.20	14.35	to	13.29
12/31/2022	16,753	18.76	to	17.84	301,351	1.21	0.27	to	1.20	(30.31)	to	(30.95)
12/31/2021	12,335	26.91	to	25.84	318,776	0.29	0.27	to	1.20	(1.81)	to	(2.72)
12/31/2020	-	27.41	to	26.56	-	-	0.27	to	1.20	57.16	to	55.70
Vanguard® Mid-Cap Index
12/31/2024	219,910	31.37	to	27.44	6,306,535	1.27	0.27	to	2.60	14.76	to	12.11
12/31/2023	186,008	27.34	to	24.48	4,714,798	1.02	0.27	to	2.60	15.52	to	12.87
12/31/2022	78,794	23.67	to	21.69	1,767,025	1.10	0.27	to	2.60	(19.04)	to	(20.90)
12/31/2021	54,874	29.23	to	27.42	1,539,222	0.93	0.27	to	2.60	24.02	to	21.17
12/31/2020	34,300	23.57	to	22.63	786,697	1.49	0.27	to	2.60	17.75	to	16.66
Vanguard® Moderate Allocation
12/31/2024	190,591	13.28	to	11.90	2,345,880	2.23	0.27	to	2.60	10.02	to	7.48
12/31/2023	171,677	12.07	to	11.07	1,951,107	2.05	0.27	to	2.60	15.24	to	12.59
12/31/2022	124,949	10.47	to	9.83	1,253,427	2.16	0.27	to	2.60	(16.15)	to	(18.08)
12/31/2021	71,265	12.49	to	12.00	865,908	1.10	0.27	to	2.60	9.78	to	7.25
12/31/2020	-	11.38	to	11.19	-	-	0.27	to	2.60	13.46	to	13.24
Vanguard® Money Market
12/31/2024	-	11.13	to	11.02	-	-	0.27	to	0.47	4.91	to	4.70
12/31/2023	-	10.61	to	10.52	-	-	0.27	to	0.47	4.77	to	4.56
12/31/2022	-	10.13	to	10.07	-	-	0.27	to	0.47	1.24	to	1.03
12/31/2021	-	10.00	to	9.96	-	-	0.27	to	0.47	(0.25)	to	(0.45)
12/31/2020	-	10.03	to	10.01	-	-	0.27	to	0.47	0.25	to	0.05

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Real Estate Index
12/31/2024	4,386	$17.90	to	$16.71	$76,099	3.16%	0.27%	to	1.20%	4.46%	to	3.49%
12/31/2023	4,476	17.13	to	16.15	74,743	1.77	0.27	to	1.20	11.40	to	10.37
12/31/2022	1,308	15.38	to	14.63	19,713	1.91	0.27	to	1.20	(26.50)	to	(27.18)
12/31/2021	1,331	20.92	to	20.09	27,422	1.41	0.27	to	1.20	39.83	to	38.54
12/31/2020	18,280	14.96	to	14.50	265,537	2.59	0.27	to	1.20	(5.11)	to	(5.99)
Vanguard® Short-Term Investment Grade
12/31/2024	102,942	12.03	to	11.23	1,199,703	3.59	0.27	to	1.20	4.61	to	3.64
12/31/2023	104,242	11.50	to	10.84	1,167,435	0.80	0.27	to	1.20	5.87	to	4.89
12/31/2022	19,358	10.86	to	10.33	205,422	1.33	0.27	to	1.20	(5.98)	to	(6.84)
12/31/2021	11,680	11.55	to	11.09	132,335	1.77	0.27	to	1.20	(0.72)	to	(1.64)
12/31/2020	74,312	11.63	to	11.27	840,383	2.58	0.27	to	1.20	5.21	to	4.24
Vanguard® Total Bond Market Index
12/31/2024	12,615	10.96	to	10.23	134,007	2.56	0.27	to	1.20	0.97	to	0.03
12/31/2023	11,589	10.85	to	10.23	122,584	2.11	0.27	to	1.20	5.29	to	4.32
12/31/2022	9,179	10.31	to	9.81	92,694	0.18	0.27	to	1.20	(13.45)	to	(14.25)
12/31/2021	281	11.91	to	11.44	3,296	0.19	0.27	to	1.20	(1.98)	to	(2.89)
12/31/2020	70,207	12.15	to	11.78	826,801	2.44	0.27	to	1.20	7.29	to	6.30
Vanguard® Total International Stock Market Index
12/31/2024	-	12.22	to	12.09	-	-	0.27	to	0.47	4.77	to	4.56
12/31/2023	-	11.66	to	11.57	-	-	0.27	to	0.47	15.23	to	15.00
12/31/2022	-	10.12	to	10.06	-	-	0.27	to	0.47	(16.24)	to	(16.41)
12/31/2021	-	12.08	to	12.03	-	-	0.27	to	0.47	8.24	to	8.02
12/31/2020	-	11.16	to	11.14	-	-	0.27	to	0.47	10.88	to	10.66
Vanguard® Total Stock Market Index
12/31/2024	-	18.77	to	18.59	-	-	0.27	to	0.47	23.38	to	23.13
12/31/2023	-	15.22	to	15.09	-	-	0.27	to	0.47	25.61	to	25.36
12/31/2022	-	12.11	to	12.04	-	-	0.27	to	0.47	(19.81)	to	(19.97)
12/31/2021	-	15.11	to	15.04	-	-	0.27	to	0.47	25.30	to	25.05
12/31/2020	-	12.06	to	12.03	-	-	0.27	to	0.47	20.23	to	19.99
Voya Global Perspectives Class S Shares
12/31/2024	-	13.01	to	11.99	-	-	1.29	to	2.14	5.50	to	4.60
12/31/2023	-	12.33	to	11.46	-	-	1.29	to	2.14	8.87	to	7.95
12/31/2022	-	11.33	to	10.62	-	-	1.29	to	2.14	(18.71)	to	(19.40)
12/31/2021	-	13.94	to	13.17	-	-	1.29	to	2.14	4.48	to	3.60
12/31/2020	-	13.34	to	12.71	-	-	1.29	to	2.14	14.31	to	13.34
Voya Large Cap Value Class S Shares
12/31/2024	-	20.93	to	19.28	-	-	1.29	to	2.14	15.38	to	14.40
12/31/2023	-	18.14	to	16.85	-	-	1.29	to	2.14	11.83	to	10.89
12/31/2022	-	16.22	to	15.19	-	-	1.29	to	2.14	(4.71)	to	(5.52)
12/31/2021	-	17.02	to	16.08	-	-	1.29	to	2.14	25.05	to	23.99
12/31/2020	-	13.61	to	12.97	-	-	1.29	to	2.14	4.61	to	3.73
Wanger Acorn
12/31/2024	-	26.75	to	25.67	-	-	0.45	to	0.90	13.66	to	13.15
12/31/2023	-	23.54	to	22.68	-	-	0.45	to	0.90	21.19	to	20.65
12/31/2022	-	19.42	to	18.80	-	-	0.45	to	0.90	(33.76)	to	(34.06)
12/31/2021	-	29.32	to	28.51	-	-	0.45	to	0.90	8.41	to	7.92
12/31/2020	-	27.04	to	26.42	-	-	0.45	to	0.90	23.67	to	23.12
Wanger International
12/31/2024	-	13.62	to	13.07	-	-	0.45	to	0.90	(8.66)	to	(9.08)
12/31/2023	-	14.91	to	14.37	-	-	0.45	to	0.90	16.43	to	15.91
12/31/2022	-	12.81	to	12.40	-	-	0.45	to	0.90	(34.14)	to	(34.44)
12/31/2021	-	19.45	to	18.91	-	-	0.45	to	0.90	18.28	to	17.74
12/31/2020	-	16.44	to	16.06	-	-	0.45	to	0.90	13.85	to	13.34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
AB Relative Value Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Asset Allocation Class 4 Shares	0.20%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 4 Shares	0.13%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 4 Shares	0.13%
American Funds - International Class 2 Shares	0.30% - 0.40%
American Funds - International Class 4 Shares	0.13%
American Funds - New World Class 4 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.30% - 0.40%
American Funds - The Bond Fund of America Class 4 Shares	0.11%
Dimensional VA Global Bond	0.33% - 0.60%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Consumer Staples Initial Class	0.50%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Energy Service Class 2	0.30%
Fidelity® VIP Health Care Service Class 2	0.30%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Technology Initial Class	0.50%
Fidelity® VIP Utilities Initial Class	0.50%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA MSCI EAFE Index Service Class	0.15%
TA S&P 500 Index Service Class	0.15%
Vanguard® Balanced	0.60%
Vanguard® Conservative Allocation	0.60%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Moderate Allocation	0.20% - 0.60%

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy (continued):

Subaccount	Facilitation Fee Assessed
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Wanger Acorn	0.30%
Wanger International	0.30%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.